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Oppenheimer Global Growth & Income Fund
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6803 South Tucson Way, Englewood, CO 80112
1.800.525.7048

Statement of  Additional  Information  dated January 16, 2001,  Revised  August
13, 2001

      This  Statement  of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the  Fund  and  supplements information  in the  Prospectus  dated  January  16,  2001.  It  should be read together with the  Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,
Colorado  80217,  or by calling  the  Transfer  Agent at the  toll-free  number shown above, or by downloading it from the  OppenheimerFunds  Internet web site at www.oppenheimerfunds.com.

Contents
                                                              Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks         2

About Your Account

Financial Information About the Fund

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A B O U T   T H E   F U N D
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Additional Information About the Fund's Investment Policies and Risks

      The investment objective,  the principal investment policies and the main risks  of  the  Fund  are  described  in  the  Prospectus.  This  Statement  of
Additional  Information contains supplemental  information about those policies and risks and the  types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information  is also  provided  about the  strategies  that the Fund may use to try to  achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's  portfolio and the techniques and strategies  that the Manager may use in selecting  portfolio securities  will vary over  time.  The Fund is not  required  to use all of the investment  techniques and strategies  described  below at all times in seeking its goal. It may use some of the special  investment  techniques and strategies at some times or not at all.

      In selecting  securities for the Fund's portfolio,  the Manager evaluates the merits of particular equity and fixed-income  securities  primarily through the exercise of its own investment  analysis.  That process may include,  among other things,  evaluation of the issuer's historical operations,  prospects for the  industry of which the issuer is part,  the issuer's  financial  condition, its pending product  developments and business (and those of competitors),  the effect of general  market and economic  conditions  on the  issuer's  business, and legislative proposals that might affect the issuer.

Growth  Companies.  The Fund may invest in  securities  of "growth"  companies.
Growth  companies are those  companies  that the Manager  believes are entering into a growth cycle in their business,  with the  expectation  that their stock will  increase in value.  They may be  established  companies  as well as newer companies in the  development  stage.  Growth  companies  may have a variety of characteristics that in the Manager's view define them as "growth" issuers.

      They may be  generating  or applying  new  technologies,  new or improved distribution  techniques  or new  services.  They  may own or  develop  natural resources.  They may be  companies  that can  benefit  from  changing  consumer demands or lifestyles,  or companies that have projected  earnings in excess of the average for their sector or  industry.  In each case,  they have  prospects that the  Manager  believes  are  favorable  for the long term.  The  portfolio
manager  of  the  Fund  looks  for  growth   companies  with  strong,   capable
management  sound  financial  and  accounting   policies,   successful  product
development and marketing and other factors.

      |X|  Investments in Equity  Securities.  The Fund focuses its investments in equity  securities  of both foreign and U.S.  companies.  Equity  securities include common stocks,  preferred stocks,  rights and warrants,  and securities convertible  into common stock.  The Fund's  investments  can include stocks of companies  in any market  capitalization  range,  if the Manager  believes  the
investment   is   consistent   with  the  Fund's   objective,   including   the
preservation of principal.  Certain equity  securities may be selected not only for their  appreciation  possibilities  but because  they may provide  dividend income.

      Small-cap  growth companies may offer greater  opportunities  for capital appreciation  than securities of large,  more established  companies.  However,
these   securities  also  involve  greater  risks  than  securities  of  larger companies.  Securities  of  small  capitalization  issuers  may be  subject  to greater price  volatility  in general than  securities of large-cap and mid-cap companies.  Therefore,  to the degree that the Fund has  investments in smaller capitalization  companies  at times of  market  volatility,  the  Fund's  share price may fluctuate  more.  Those  investments may be limited to the extent the
Manager believes that such investments  would be inconsistent  with the goal of preservation  of  principal.  As noted below,  the Fund limits  investments  in unseasoned small cap issuers.

           |_| Convertible  Securities.  The value of a convertible security is a  function  of its  "investment  value"  and its  "conversion  value."  If the investment  value exceeds the conversion  value,  the security will behave more like a debt  security  and the  security's  price  will  likely  increase  when interest  rates fall and decrease when interest  rates rise. If the  conversion value  exceeds the  investment  value,  the  security  will behave more like an equity  security.  In that  case,  it will  likely  sell at a premium  over its conversion  value and its price will tend to fluctuate  directly with the price of the underlying security.

      While some  convertible  securities are a form of debt security,  in many cases their conversion  feature  (allowing  conversion into equity  securities)
causes them to be regarded by the Manager  more as "equity  equivalents."  As a result,  the rating  assigned to the security has less impact on the  Manager's investment  decision  than in the case of  non-convertible  debt  fixed  income securities.

      To  determine  whether  convertible  securities  should  be  regarded  as
"equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether  the  issuer  of the  convertible  securities  has  restated  its
        earnings  per  share  of  common  stock  on  a  fully   diluted   basis
        (considering  the effect of conversion of the convertible  securities),
        and
(3)   the extent to which the convertible  security may be a defensive  "equity substitute,"  providing the ability to participate in any  appreciation in the price of the issuer's common stock.

           |_|  Rights  and  Warrants.  The  Fund may  invest  up to 10% of its total  assets in warrants or rights.  That limit does not apply to warrants and rights  the  Fund has  acquired  as part of  units  of  securities  or that are attached  to other  securities  that the Fund  buys.  The Fund does not  expect that its investments in warrants and rights will exceed 5% of its net assets.

      Warrants  basically are options to purchase equity securities at specific prices valid for a specific  period of time.  Their  prices do not  necessarily move parallel to the prices of the  underlying  securities.  Rights are similar to warrants,  but normally have a short duration and are  distributed  directly by the  issuer  to  its  shareholders.  Rights  and  warrants  have  no  voting rights,  receive no dividends  and have no rights with respect to the assets of the issuer.

      |X|   Foreign   Securities.   The  Fund   expects  to  have   substantial
investments in foreign  securities.  These include equity  securities issued by
foreign   companies  and  debt  securities  issued  or  guaranteed  by  foreign
companies  or  governments,   including   supra-national   entities.   "Foreign
securities"  include equity and debt  securities of companies  organized  under the laws of countries other than the United States and debt  securities  issued or  guaranteed  by  governments  other than the U.S.  government  or by foreign supra-national  entities.  They also include securities of companies (including those that are located in the U.S. or organized  under U.S.  law) that derive a significant
portion of their  revenue or profits from foreign  businesses,  investments  or sales, or that have a
significant  portion  of their  assets  abroad.  They may be traded on  foreign securities exchanges or in the foreign over-the-counter markets.

      Securities  of  foreign   issuers  that  are   represented   by  American
Depository  Receipts  or that  are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are  not  considered  "foreign securities"  for the  purpose of the  Fund's  investment  allocations,  because they  are  not  subject  to  many  of the  special  considerations  and  risks, discussed below, that apply to foreign securities traded and held abroad.

      Because  the  Fund  may  purchase   securities   denominated  in  foreign
currencies,  a change in the value of such  foreign  currency  against the U.S.
dollar will  result in a change in the amount of income the Fund has  available for  distribution.  Because a portion  of the Fund's  investment  income may be received  in foreign  currencies,  the Fund will be  required  to  compute  its income in U.S.  dollars for  distribution  to  shareholders,  and therefore the
Fund  will  absorb  the  cost of  currency  fluctuations.  After  the  Fund has distributed  income,  subsequent  foreign  currency  losses  may  result in the
Fund's having  distributed  more income in a particular  fiscal period than was available  from  investment  income,  which could result in a return of capital to shareholders.

      Investing in foreign  securities offers potential  benefits not available from  investing  solely in  securities  of domestic  issuers.  They include the
opportunity  to  invest  in  foreign   issuers  that  appear  to  offer  growth
potential,  or in foreign  countries with economic  policies or business cycles different  from  those of the U.S.,  or to  reduce  fluctuations  in  portfolio value by  taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign  currency only in connection with the purchase or sale of foreign securities.

           |_|  Foreign  Debt  Obligations.  The debt  obligations  of  foreign governments  and  entities  may or may not be  supported  by the full faith and credit  of the  foreign  government.  The Fund  may buy  securities  issued  by
certain  "supra-national"   entities,  which  include  entities  designated  or
supported by governments to promote  economic  reconstruction  or  development, international banking  organizations and related government agencies.  Examples are  the  International  Bank  for  Reconstruction  and  Development  (commonly called the "World Bank"),  the Asian  Development  bank and the  Inter-American
Development Bank.

      The   governmental   members   of  these   supranational   entities   are
"stockholders"  that typically make capital  contributions and may be committed to make additional  capital  contributions if the entity is unable to repay its borrowings.  A supra-national  entity's lending  activities may be limited to a percentage  of its total  capital,  reserves  and net  income.  There can be no assurance that the  constituent  foreign  governments  will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fund can  invest  in U.S.  dollar-denominated  "Brady  Bonds."  These
foreign  debt   obligations  may  be  fixed-rate  par  bonds  or  floating-rate discount bonds.  They are generally  collateralized  in full as to repayment of principal at maturity by U.S.  Treasury zero coupon  obligations  that have the same  maturity as the Brady  Bonds.  Brady Bonds cab be viewed as having  three or four valuation  components:  (i) the  collateralized  repayment of principal at final  maturity;  (ii)  the  collateralized  interest  payments;  (iii)  the uncollateralized  interest payments;  and (iv) any  uncollateralized  repayment of principal at maturity.  Those  uncollateralized  amounts  constitute what is called the "residual risk."

      If  there  is a  default  on  collateralized  Brady  Bonds  resulting  in acceleration  of the payment  obligations  of the issuer,  the zero coupon U.S.
Treasury  securities  held as collateral  for the payment of principal will not be distributed to investors,  nor will those  obligations be sold to distribute the  proceeds.  The  collateral  will be held by the  collateral  agent  to the scheduled  maturity of the  defaulted  Brady Bonds.  The  defaulted  bonds will continue  to remain  outstanding,  and the face amount of the  collateral  will equal  the  principal  payments  which  would  have  then been due on the Brady
Bonds in the normal  course.  Because of the  residual  risk of Brady Bonds and the history of defaults  with  respect to  commercial  bank loans by public and private entities of countries  issuing Brady Bonds,  Brady Bonds are considered speculative investments.

           |_| Risks of Foreign  Investing.  Investments in foreign  securities may  offer  special  opportunities  for  investing  but  also  present  special additional risks and considerations  not typically  associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation  in value of foreign  investments  due to changes in currency
        rates  or  currency   control   regulations   (for  example,   currency
        blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial  reporting standards in  foreign  countries  comparable  to  those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity  on foreign  markets than in the
        U.S.;
o     less  governmental  regulation of foreign  issuers,  stock  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement  of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation,  confiscatory taxation, political,  financial  or  social  instability  or  adverse  diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

           In the past,  U.S.  Government  policies  have  discouraged  certain investments abroad by U.S.  investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

           |_|  Special  Risks of Emerging  Markets.  Emerging  and  developing markets abroad may also offer special  opportunities  for growth  investing but have  greater  risks  than more  developed  foreign  markets,  such as those in
Europe,  Canada,  Australia,  New  Zealand  and  Japan.  There may be even less liquidity in their securities  markets,  and settlements of purchases and sales of  securities  may be  subject  to  additional  delays.  They are  subject  to greater  risks  of  limitations  on the  repatriation  of  income  and  profits
because  of  currency   restrictions   imposed  by  local  governments.   Those
countries  may also be subject to the risk of greater  political  and  economic instability,  which can greatly  affect the  volatility of prices of securities in those  countries.  The Manager will consider  these factors when  evaluating securities in these  markets,  because the selection of those  securities  must be consistent with the Fund's goal of preservation of principal.

      The  Fund  intends  to  invest  less  than  5% of  its  total  assets  in securities  of issuers of Eastern  European  countries.  The social,  political and economic  reforms in most  Eastern  European  countries  are still in their early stages,  and there can be no assurance  that these reforms will continue.
Eastern  European  countries  in many  cases  do not  have a  sophisticated  or
well-established   capital  market  structure  for  the  sale  and  trading  of
securities.   Participation  in  the  investment   markets  in  some  of  those
countries  may be available  initially or solely  through  investment  in joint ventures, state enterprises,  private placements,  unlisted securities or other similar illiquid investment vehicles.

      In  addition,  although  investment  opportunities  may exist in  Eastern
European   countries,   any  change  in  the  leadership  or  policies  of  the
governments  of those  countries,  or changes in the  leadership or policies of any  other  government  that  exercises  a  significant  influence  over  those countries,  may halt the expansion of or reverse the  liberalization of foreign investment policies now occurring.  As a result investment  opportunities which may currently exist may be threatened.

      The prior  authoritarian  governments of a number of the Eastern European
countries   previously   expropriated   large  amounts  of  real  and  personal
property,  which may include  property  which will be represented by or held by entities  issuing  the  securities  the Fund  might wish to  purchase.  In many cases,  the claims of the prior property owners against those  governments were
never  finally   settled.   There  can  be  no  assurance   that  any  property
represented  by or held by entities  issuing  securities  purchased by the Fund
will  not  also  be  expropriated,   nationalized,   or  confiscated.  If  that
property were  confiscated,  the Fund could lose a  substantial  portion of its
investments  in  such  countries.   The  Fund's   investments   could  also  be
adversely  affected by  exchange  control  regulations  imposed in any of those countries.

        |X| Debt  Securities.  The Fund can invest in a variety of domestic and foreign  debt  securities  for current  income.  Foreign  debt  securities  are subject  to the  risks of  foreign  securities  described  above.  In  general,
domestic  and  foreign   fixed-income   securities  are  also  subject  to  two
additional types of risk: credit risk and interest rate risk.

           |_|  Credit  Risk.  Credit risk relates to the ability of the issuer to  meet  interest  or  principal  payments  or both as  they  become  due.  In general,  lower-grade,  higher-yield  bonds are  subject  to  credit  risk to a greater extent than lower-yield, higher-quality bonds.

           The  Fund's  debt  investments  can  include   investment-grade  and
non-investment-grade   bonds   (commonly   referred   to  as   "junk   bonds").
Investment-grade  bonds are bonds  rated at least  "Baa" by  Moody's  Investors
Service,  Inc., at least "BBB" by Standard & Poor's Ratings  Services or Duff &
Phelps,  Inc.,  or have  comparable  ratings by another  nationally  recognized statistical rating organization.

           In making  investments in debt  securities,  the Manager may rely to some  extent on the  ratings  of  ratings  organizations  or it may use its own research to evaluate a  security's  credit-worthiness.  If the  securities  are unrated,  to be  considered  part of the Fund's  holdings  of  investment-grade securities,  they must be judged by the Manager to be of comparable  quality to bonds rated as investment grade by a rating organization.

           |_|  Interest   Rate  Risk.   Interest   rate  risk  refers  to  the
fluctuations  in value of  fixed-income  securities  resulting from the inverse relationship  between  price and yield.  For  example,  an  increase in general interest  rates  will  tend  to  reduce  the  market  value  of  already-issued fixed-income  investments,  and a decline in general  interest  rates will tend to increase their value. In addition,  debt securities with longer  maturities,
which  tend  to  have  higher  yields,  are  subject  to  potentially   greater
fluctuations  in value from  changes in interest  rates than  obligations  with shorter maturities.

        Fluctuations in the market value of fixed-income  securities  after the
Fund buys them will not affect the interest  payable on those  securities,  nor
the  cash  income  from  them.  However,   those  price  fluctuations  will  be
reflected in the  valuations  of the  securities,  and therefore the Fund's net asset values will be affected by those fluctuations.

           |_| U.S.  Government  Securities.  These  are  securities  issued or guaranteed  by the U.S.  Treasury or other  government  agencies  or  corporate
entities   referred  to  as   "instrumentalities."   The  obligations  of  U.S.
government  agencies or  instrumentalities  in which the Fund may invest may or may not be  guaranteed  or  supported  by the "full  faith and  credit"  of the
United  States.  "Full faith and credit" means  generally that the taxing power of the U.S.  government  is pledged to the payment of interest and repayment of principal  on a  security.  If a  security  is not backed by the full faith and credit of the United  States,  the owner of the security must look  principally to the agency issuing the
obligation  for  repayment.  The owner might be able to assert a claim  against the United States if the issuing  agency or  instrumentality  does not meet its commitment.  The Fund will invest in securities
of U.S.  government  agencies  and  instrumentalities  only if the  Manager  is satisfied  that  the  credit  risk  with  respect  to such  instrumentality  is minimal.

           |_|  U.S.  Treasury   Obligations.   These  include  Treasury  bills
(maturities  of one year or less when issued),  Treasury  notes  (maturities of from  one to ten  years),  and  Treasury  bonds  (maturities  of more  than ten years).  Treasury  securities  are  backed by the full  faith and credit of the
United  States as to timely  payments of interest and  repayments of principal.
They also can include U. S. Treasury  securities  that have been  "stripped" by a Federal Reserve Bank,  zero-coupon U.S. Treasury securities  described below, and Treasury Inflation-Protection Securities ("TIPS").

           |_|  Obligations  Issued or Guaranteed by U.S.  Government  Agencies
or  Instrumentalities.  These include direct  obligations and mortgage  related securities  that have different  levels of credit support from the  government.
Some are  supported by the full faith and credit of the U.S.  government,  such
as   Government   National   Mortgage   Association    pass-through    mortgage
certificates  (called  "Ginnie  Maes").  Some are supported by the right of the issuer to borrow from the U.S.  Treasury under certain  circumstances,  such as
Federal  National  Mortgage  Association  bonds  ("Fannie  Maes").  Others  are supported  only by the credit of the entity that issued  them,  such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

           |_|  Mortgage-Related  U.S.  Government  Securities.  These  include interests  in pools of  residential  or  commercial  mortgages,  in the form of
collateralized   mortgage   obligations   ("CMOs")  and  other   "pass-through"
mortgage securities.  CMOs that are U.S. government  securities have collateral to secure  payment of interest and  principal.  They may be issued in different series with different  interest rates and maturities.  The collateral is either in the form of mortgage  pass-through  certificates  issued or  guaranteed by a
U.S. agency or instrumentality  or mortgage loans insured by a U.S.  government agency.  The  Fund can have  significant  amounts  of its  assets  invested  in mortgage related U.S. government securities.

      The prices and yields of CMOs are  determined,  in part,  by  assumptions about the cash flows from the rate of  payments  of the  underlying  mortgages.
Changes in interest  rates may cause the rate of expected  prepayments of those mortgages to change.  In general,  prepayments  increase when general  interest rates fall and decrease when interest rates rise.

      If prepayments  of mortgages  underlying a CMO occur faster than expected when  interest  rates  fall,  the  market  value  and  yield of the CMO will be reduced.  Additionally,  the Fund may have to reinvest the prepayment  proceeds in other  securities  paying  interest at lower  rates,  which could reduce the
Fund's yield.

      When interest rates rise rapidly,  if prepayments  occur more slowly than expected,  a  short-  or  medium-term  CMO can in  effect  become  a  long-term security,  subject to greater  fluctuations in value.  These are the prepayment risks  described  above  and can make the  prices of CMOs  very  volatile  when interest  rates  change.  The prices of  longer-term  debt  securities  tend to fluctuate more than those of  shorter-term  debt  securities.  That  volatility will affect the Fund's share prices.

           |_|  Special  Risks  of  Lower-Grade  Securities.  While  it is  not
anticipated  currently  that the Fund will invest a substantial  portion of its assets  in  lower-grade  debt  securities,  the Fund can do so to seek  current income.  Because  lower-grade  securities  tend to  offer  higher  yields  than investment grade securities,  the Fund may invest in lower-grade  securities if
the  Manager  is  trying  to  achieve  greater  income.   In  some  cases,  the
appreciation  possibilities of lower-grade  securities may be a reason they are selected for the Fund's  portfolio.  However,  these  investments  will be made only when  consistent  with the goal of  preservation of principal that is part of the Fund's objective.

      The Fund may invest up to 25% of its total  assets in "lower  grade" debt securities  but does not intend  currently to invest more than 15% of its total
assets  in  securities   rated  below  "BBB"  or  "Baa."   "Lower-grade"   debt
securities  are those rated below  "investment  grade"  which means they have a rating  lower than  "Baa" by  Moody's or lower than "BBB" by  Standard & Poor's or Duff & Phelps,  or similar  ratings by other rating  organizations.  If they are unrated,  and are determined by the Manager to be of comparable  quality to debt securities rated below investment  grade,  they are included in limitation on the  percentage  of the Fund's  assets that can be  invested in  lower-grade securities.  The Fund can  invest in  securities  rated as low as "C" or "D" or which may be in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade  securities are discussed below.  There is a greater  risk that the issuer may default on its  obligation to pay  interest or to repay  principal  than in the case of  investment  grade securities.  The issuer's low  creditworthiness  may increase the potential for its  insolvency.  An overall decline in values in the high yield bond market is also more likely during a period of a general  economic  downturn.  An economic downturn or an increase in  interest  rates could  severely  disrupt the market for high yield bonds,  adversely  affecting the values of outstanding  bonds as well as the  ability of  issuers to pay  interest  or repay  principal.  In the case of foreign  high yield  bonds,  these risks are in addition to the special risk of foreign  investing  discussed in the  Prospectus  and in this Statement of Additional Information.

      However,  the Fund's  limitations on these investments may reduce some of the  risks  to the  Fund,  as  will  the  Fund's  policy  of  diversifying  its investments.  Additionally,  to the extent  they can be  converted  into stock, convertible  securities  may be  less  subject  to  some of  these  risks  than non-convertible  high  yield  bonds,  since  stock may be more  liquid and less affected by some of these risk factors.

      While  securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or
Duff & Phelps are  investment  grade and are not regarded as junk bonds,  those securities  may  be  subject  to  special  risks,  and  have  some  speculative characteristics.  A description  of the debt security  ratings  definitions  of
the  principal  rating   organizations  is  included  in  Appendix  A  to  this
Statement of Additional Information.

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the  rate at which the Fund traded its  portfolio  securities  during its last fiscal  year.
For  example,  if a fund  sold  all of its  securities  during  the  year,  its portfolio  turnover rate would have been 100%.  The Fund's  portfolio  turnover rate  will  fluctuate  from  year to year,  and the  Fund may have a  portfolio turnover rate of more than 100% annually.

      Increased  portfolio  turnover  creates higher  brokerage and transaction costs for the Fund,
which may reduce its overall  performance.  Additionally,  the  realization  of capital gains from selling  portfolio  securities  may result in  distributions of  taxable  long-term  capital  gains to  shareholders,  since  the Fund  will normally  distribute  all of its capital  gains  realized  each year,  to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its  objective,  the
Fund  may  from  time to time  use  the  types  of  investment  strategies  and
investments   described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      |X| Zero  Coupon  Securities.  The Fund may buy  zero-coupon  and delayed interest securities,  and "stripped"  securities.  Stripped securities are debt securities  whose  interest  coupons are  separated  from the security and sold separately.  The  Fund  can buy  different  types of  zero-coupon  or  stripped securities,  including,  among others,  U.S.  Treasury notes or bonds that have been stripped of their  interest  coupons,  U.S.  Treasury bills issued without
interest  coupons,   and  certificates   representing   interests  in  stripped
securities.

      Zero-coupon  securities  do not make periodic  interest  payments and are sold at a deep discount from their face value.  The buyer  recognizes a rate of return  determined  by the  gradual  appreciation  of the  security,  which  is redeemed at face value on a specified  maturity  date.  This  discount  depends on the time remaining  until  maturity,  as well as prevailing  interest rates, the  liquidity  of the security  and the credit  quality of the issuer.  In the absence of threats to the  issuer's  credit  quality,  the  discount  typically decreases as the maturity date  approaches.  Some  zero-coupon  securities  are convertible,  in that they are  zero-coupon  securities  until a  predetermined date, at which time they convert to a security with a specified coupon rate.

      Because   zero-coupon   securities   pay   no   interest   and   compound
semi-annually  at the rate fixed at the time of their issuance,  their value is generally  more volatile than the value of other debt  securities.  Their value may fall more dramatically than the value of  interest-bearing  securities when
interest  rates  rise.  When  prevailing   interest  rates  fall,   zero-coupon
securities  tend to rise more  rapidly in value  because they have a fixed rate of return.

      The Fund's  investment in  zero-coupon  securities  may cause the Fund to recognize  income and make  distributions  to  shareholders  before it receives any cash payments on the  zero-coupon  investment.  To generate cash to satisfy
those  distribution   requirements,   the  Fund  may  have  to  sell  portfolio
securities  that it  otherwise  might  have  continued  to hold or to use  cash flows from other sources such as the sale of Fund shares.

      |X| Commercial  (Privately-Issued)  Mortgage Related Securities. The Fund
may  invest  in  commercial  mortgage  related  securities  issued  by  private entities.  Generally  these are multi-class  debt or pass through  certificates secured by mortgage  loans on  commercial  properties.  They are subject to the credit  risk of the  issuer.  These  securities  typically  are  structured  to provide  protection to investors in senior classes from possible  losses on the underlying  loans.  They do so by having holders of  subordinated  classes take the first loss if there are  defaults on the  underlying  loans.  They may also be  protected  to some  extent  by  guarantees,  reserve  funds  or  additional collateralization mechanisms.

      |X|  "Stripped"  Mortgage  Related  Securities.  The Fund may  invest  in stripped  mortgage-related  securities that are created by segregating the cash flows from  underlying  mortgage loans or mortgage  securities to create two or more  new  securities.  Each  has a  specified  percentage  of  the  underlying security's  principal  or  interest  payments.  These are a form of  derivative investment.

      Mortgage  securities  may  be  partially  stripped  so  that  each  class receives  some  interest and some  principal.  However,  they may be completely stripped.  In that case all of the  interest is  distributed  to holders of one type of security,  known as an "interest-only"  security,  or "I/O," and all of the principal is distributed  to holders of another type of security,  known as a  "principal-only"  security or "P/O."  Strips can be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very  sensitive  to principal
repayments  (including   prepayments)  on  the  underlying  mortgages.  If  the
underlying  mortgages  experience  greater  than  anticipated   prepayments  of
principal,  the Fund might not fully recoup its  investment  in an I/O based on
those  assets.  If  underlying   mortgages  experience  less  than  anticipated
prepayments  of  principal,  the yield on the P/Os based on them could  decline substantially.  The  market  for  some  of  these  securities  may be  limited, making it difficult  for the Fund to dispose of its  holdings at an  acceptable price.

      |X| Floating Rate and Variable Rate Obligations.   Variable  rate  demand
obligations  have  a  demand  feature  that  allows  the  Fund  to  tender  the obligation  to the issuer or a third  party prior to its  maturity.  The tender may be at par  value  plus  accrued  interest,  according  to the  terms of the obligations.

      The  interest  rate on a floating  rate  demand note is based on a stated
prevailing  market rate, such as a bank's prime rate, the 91-day U.S.  Treasury
Bill rate,  or some other  standard,  and is adjusted  automatically  each time such rate is  adjusted.  The  interest  rate on a variable  rate demand note is also based on a stated  prevailing  market rate but is  adjusted  automatically at  specified  intervals of not less than one year.  Generally,  the changes in the interest rate on such  securities  reduce the  fluctuation  in their market value.  As interest  rates  decrease or  increase,  the  potential  for capital appreciation or  depreciation  is less than that for fixed-rate  obligations of the same maturity.  The Manager may determine that an unrated  floating rate or variable rate demand  obligation  meets the Fund's quality  standards by reason of being  backed  by a letter  of  credit  or  guarantee  issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated  maturity in excess of one year may have  features  that permit the holder to recover the principal  amount  of  the  underlying  security  at  specified  intervals  not exceeding  one year and upon no more than 30 days'  notice.  The issuer of that type of note  normally has a  corresponding  right in its  discretion,  after a given  period,  to prepay  the  outstanding  principal  amount of the note plus accrued  interest.  Generally  the issuer must  provide a  specified  number of days' notice to the holder.

      |X|  Investing  in Small,  Unseasoned  Companies.  The Fund may invest in securities  of  small,  unseasoned  companies.  These are  companies  that have been in operation for less than three years,  including  the  operations of any predecessors.  Securities  of these  companies  may be subject to volatility in their  prices.  They may have a limited  trading  market,  which may  adversely affect  the  Fund's  ability  to  dispose  of them and can reduce the price the
Fund  might be able to obtain  for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer  for which  there is  limited  liquidity might  trade  the  security  when  the Fund is  attempting  to  dispose  of its holdings of that  security.  In that case the Fund might  receive a lower price for its holdings  than might  otherwise  be  obtained.  The Fund may not invest more than 5% of its net assets in those securities.

      |X| When-Issued and  Delayed-Delivery  Transactions.  The Fund may invest in securities on a  "when-issued"  basis and may purchase or sell securities on
a   "delayed-delivery"   or  "forward   commitment"   basis.   When-issued  and
delayed-delivery  are terms that refer to securities  whose terms and indenture are  available and for which a market  exists,  but which are not available for immediate delivery.

      When such  transactions  are  negotiated,  the price  (which is generally expressed  in  yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery and payment for the securities  take place at a later date  (generally within  45  days of the  date  the  offer  is  accepted).  The  securities  are subject to change in value from  market  fluctuations  during the period  until settlement.  The value at delivery  may be less than the  purchase  price.  For example,  changes in interest rates in a direction  other than that expected by the Manager  before  settlement  will affect the value of such  securities  and may  cause  a loss  to  the  Fund.  During  the  period  between  purchase  and settlement,  no  payment  is made by the  Fund to the  issuer  and no  interest accrues  to the Fund from the  investment.  No  income  begins to accrue to the
Fund on a  when-issued  security  until  the  Fund  receives  the  security  at settlement of the trade.

      The Fund  will  engage in  when-issued  transactions  to secure  what the
Manager  considers  to be an  advantageous  price  and  yield  at the  time  of entering  into the  obligation.  When the Fund  enters  into a  when-issued  or delayed-delivery  transaction,  it relies on the other  party to  complete  the transaction.  Its  failure to do so may cause the Fund to lose the  opportunity to  obtain  the  security  at a price and yield  the  Manager  considers  to be advantageous.

      When the Fund engages in when-issued and  delayed-delivery  transactions, it does so for the purpose of acquiring or selling  securities  consistent with its  investment  objective  and  policies  for its  portfolio  or for  delivery pursuant to options  contracts it has entered into,  and not for the purpose of investment  leverage.  Although  the Fund will enter into  delayed-delivery  or when-issued  purchase  transactions to acquire securities,  it may dispose of a commitment  prior to  settlement.  If the Fund  chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition  or to dispose of its right to delivery or receive against a forward  commitment,  it may incur a gain or loss.

      At the time the Fund makes the  commitment to purchase or sell a security on a when-issued or delayed  delivery  basis, it records the transaction on its books and  reflects  the value of the security  purchased  in  determining  the
Fund's net asset value.  In a sale  transaction,  it records the proceeds to be received.  The Fund will  identify on its books liquid assets at least equal in value to the value of the Fund's purchase  commitments  until the Fund pays for the investment.

      When-issued and delayed-delivery  transactions can be used by the Fund as a defensive  technique to hedge against  anticipated  changes in interest rates and  prices.  For  instance,  in periods of rising  interest  rates and falling prices,  the  Fund  might  sell  securities  in  its  portfolio  on  a  forward commitment  basis to  attempt  to limit its  exposure  to  anticipated  falling prices.  In periods  of falling  interest  rates and  rising  prices,  the Fund might sell  portfolio  securities  and purchase the same or similar  securities on a when-issued or  delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X|  Participation  Interests.  The  Fund  may  invest  in  participation interests,  subject  to  the  Fund's  limitation  on  investments  in  illiquid investments.  A  participation  interest  is an  undivided  interest  in a loan made by the issuing  financial  institution in the  proportion  that the buyers participation  interest  bears to the total  principal  amount of the loan.  No more  than  5% of the  Fund's  net  assets  can be  invested  in  participation interests of the same  borrower.  The issuing  financial  institution  may have no obligation to the Fund other than to pay the Fund the  proportionate  amount of the principal and interest payments it receives.

      Participation    interests    are    primarily    dependent    upon   the
creditworthiness  of the  borrowing  corporation,  which is  obligated  to make payments  of  principal  and  interest  on the  loan.  There  is a risk  that a borrower  may have  difficulty  making  payments.  If a  borrower  fails to pay
scheduled  interest  or  principal  payments,   the  Fund  could  experience  a
reduction in its income.  The value of that  participation  interest might also decline,  which could affect the net asset value of the Fund's  shares.  If the issuing  financial  institution  fails to  perform  its  obligations  under the participation  agreement,  the Fund might incur  costs and delays in  realizing payment and suffer a loss of principal and/or interest.

      |X| Repurchase  Agreements.  The Fund may acquire  securities  subject to repurchase agreements. It may do so

o     for liquidity  purposes to meet  anticipated  redemptions of Fund shares, or  pending  the  investment  of the  proceeds  from sales of Fund shares, or
o     pending the settlement of portfolio securities transactions, or
o     for temporary defensive purposes, as described below.

      In  a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved   vendor  for  delivery  on  an
agreed-upon  future  date.  The resale price  exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved  vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers  that have been  designated as primary  dealers in government  securities.  They must meet  credit  requirements  set by the Fund's  Board of  Trustees  from time to time.

      The  majority of these  transactions  run from day to day,  and  delivery pursuant  to the  resale  typically  occurs  within  one to  five  days  of the purchase.  Repurchase  agreements  having  a  maturity  beyond  seven  days are subject to the Fund's  limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes  more than 10% of its net assets to be subject to repurchase  agreements  having a maturity  beyond seven days.  There is no limit on the amount of the  Fund's  net  assets  that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered  "loans" under the Investment Company
Act, are  collateralized  by the  underlying  security.  The Fund's  repurchase agreements  require  that at all times  while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase  price to fully collateralize the repayment  obligation.  However, if the vendor fails to pay the  resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the  collateral  and may  experience  losses if there is any delay
in  its   ability  to  do  so.  The   Manager   will   monitor   the   vendor's
creditworthiness  to  confirm  that the  vendor is  financially  sound and will continuously monitor the collateral's value.

      |X|  Illiquid  and   Restricted   Securities.   Under  the  policies  and
procedures   established   by  the  Fund's  Board  of  Trustees,   the  Manager
determines  the liquidity of certain of the Fund's  investments.  To enable the
Fund to sell its holdings of a restricted  security  not  registered  under the
Securities  Act of 1933,  the Fund may  have to cause  those  securities  to be
registered.   The  expenses  of  registering   restricted   securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys  the securities.  When the Fund must  arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse  between the time the decision is made to sell the security  and the time the security is  registered so that the Fund could  sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  may  also  acquire   restricted   securities  through  private
placements.  Those  securities  have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has   limitations   that  apply  to  purchases  of  restricted
securities,  as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for  sale to qualified  institutional  purchasers  under Rule 144A of the  Securities Act of
1933,  if those  securities  have been  determined  to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take  into  account  the trading  activity for such securities and the  availability of reliable pricing information,  among other  factors.  If there is a lack of trading  interest in a particular  Rule 144A security,  the Fund's  holdings of that security may be considered to be illiquid.

      Illiquid  securities include repurchase  agreements maturing in more than seven  days  and  participation  interests  that do not have  puts  exercisable within seven days.

      |X| Forward Rolls.  The Fund can enter into "forward  roll"  transactions with respect to mortgage related securities.  In this type of transaction,  the
Fund sells a mortgage  related  security to a buyer and  simultaneously  agrees to  repurchase a similar  security  (the same type of security,  and having the same coupon and maturity) at a later date at a set price.  The securities  that are  repurchased  will have the same interest rate as the  securities  that are sold,  but typically  will be  collateralized  by different  pools of mortgages
(with  different  prepayment  histories)  than the  securities  that  have been sold.  Proceeds from the sale are invested in short-term  instruments,  such as repurchase agreements,.  The income from those investments,  plus the fees from the forward roll  transaction,  are expected to generate  income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only  enter  into  "covered"  rolls.  To assure  its future payment of the purchase  price,  the Fund will identify on its books cash, U.S.
government  securities or other  high-grade  debt securities in an amount equal to the payment obligation under the roll.

      These  transactions  have risks.  During the period  between the sale and the  repurchase,  the  Fund  will  not be  entitled  to  receive  interest  and principal  payments on the securities  that have been sold. It is possible that the market value of the  securities  the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

      |X| Loans of Portfolio  Securities.  To raise cash for liquidity purposes or income, the Fund can lend its portfolio  securities to brokers,  dealers and other  types  of  financial  institutions  approved  by  the  Fund's  Board  of
Trustees.  These  loans  are  limited  to not more than 25% of the value of the
Fund's net  assets.  The Fund  currently  does not intend to engage in loans of securities  in the coming  year,  but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in  connection  with  securities  lending.  The Fund might experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower  defaults.  The
Fund must receive  collateral for a loan. Under current  applicable  regulatory requirements  (which are  subject to  change),  on each  business  day the loan collateral  must be at least  equal to the value of the loaned  securities.  It must  consist  of cash,  bank  letters  of credit,  or  securities  of the U.S.
Government or its agencies or  instrumentalities,  or other cash equivalents in which  the  Fund is  permitted  to  invest.  To be  acceptable  as  collateral, letters of credit must obligate
a bank to pay  amounts  demanded  by the Fund if the demand  meets the terms of the letter.  The terms of the letter of credit and the  issuing  bank both must be satisfactory to the Fund.

      When  it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends  or interest on loaned  securities.  It also  receives one or more of
(a) negotiated  loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with  such loan collateral.  Either  type of  interest  may be shared  with the  borrower.  The
Fund may also pay reasonable  finder's,  custodian and  administrative  fees in connection  with  these  loans.  The  terms  of  the  Fund's  loans  must  meet applicable  tests under the  Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five  days'  notice or in time to vote on any important matter.

      |X|  Borrowing  for  Leverage.  The Fund has the  ability to borrow up to
10% of the value of its net assets from banks on an  unsecured  basis to invest the  borrowed  funds in portfolio  securities.  This  speculative  technique is known as  "leverage."  The Fund may  borrow  only  from  banks.  Under  current regulatory  requirements,  borrowings  can be made only to the extent  that the value of the Fund's assets,  less its  liabilities  other than  borrowings,  is equal to at least 300% of all borrowings  (including  the proposed  borrowing).
If the  value of the  Fund's  assets  fails to meet this  300%  asset  coverage requirement,  the Fund will reduce its bank debt within  three days to meet the requirement.  To do  so,  the  Fund  might  have  to  sell  a  portion  of  its investments at a disadvantageous time.

      The Fund will pay  interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce  its  returns.  If it does borrow,  its expenses  will be greater than  comparable  funds that do not borrow for leverage.  Additionally,  the Fund's net asset value per share might fluctuate  more  than that of funds  that do not  borrow.  Currently,  the Fund does not  contemplate  using this technique in the next year but if it does so, it will not likely be to a substantial degree.

      |X|  Asset-Backed  Securities.  Asset-backed  securities  are  fractional interests  in  pools of  assets,  typically  accounts  receivable  or  consumer loans.  They are  issued by trusts or  special-purpose  corporations.  They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that  consist of  obligations  of  individual  borrowers.  The income  from  the  pool is  passed  through  to the  holders  of  participation interest  in the  pools.  The pools may offer a credit  enhancement,  such as a bank letter of credit,  to try to reduce the risks that the underlying  debtors will not pay their  obligations when due.  However,  the  enhancement,  if any, might  not be for the full par value of the  security.  If the  enhancement  is exhausted and any required  payments of principal are not made,  the Fund could suffer losses on its investment or delays in receiving payment.

      The value of an  asset-backed  security  is  affected  by  changes in the market's  perception of the asset backing the  security,  the  creditworthiness of the servicing  agent for the loan pool, the originator of the loans,  or the financial  institution  providing any credit enhancement,  and is also affected if any  credit  enhancement  has been  exhausted.  The  risks of  investing  in asset-backed  securities  are  ultimately  related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed  security,  the
Fund would  generally have no recourse to the entity that  originated the loans in the event of default by a  borrower.  The  underlying  loans are  subject to prepayments,  which may  shorten  the  weighted  average  life of  asset-backed securities  and may lower  their  return,  in the same manner as in the case of mortgage-backed  securities and CMOs,  described above. Unlike  mortgage-backed securities,  asset-backed  securities  typically  do not have the  benefit of a security interest in the underlying collateral.

      |X|  Derivatives.  The  Fund  can  invest  in  a  variety  of  derivative
investments  to  seek  income  or  for  hedging   purposes.   Some   derivative
investments  the Fund can use are the hedging  instruments  described  below in this Statement of Additional  Information.  However, the Fund does not use, and does not currently  contemplate using,  derivatives or hedging instruments to a significant  degree in the coming year and it is not  obligated  to use them in seeking its objective.

      Some  of the  derivative  investments  the  Fund  can use  include  "debt
exchangeable   for  common   stock"  of  an  issuer  or   "equity-linked   debt
securities"  of an issuer.  At maturity,  the debt  security is  exchanged  for common  stock of the issuer or it is  payable  in an amount  based on the price of the  issuer's  common  stock  at the  time of  maturity.  Both  alternatives present  a risk  that the  amount  payable  at  maturity  will be less than the principal  amount of the debt  because the price of the  issuer's  common stock might not be as high as the Manager expected.

      Other   derivative   investments   the  Fund  can   invest   in   include
"index-linked"  notes.  Principal  and/or  interest  payments  on  these  notes depend on the performance of an underlying index.  Currency-indexed  securities are another  derivative  the Fund may use.  Typically  these are  short-term or intermediate-term  debt  securities.  Their  value at  maturity or the rates at which  they  pay  income  are  determined  by the  change  in value of the U.S.
dollar  against  one or more  foreign  currencies  or an index.  In some cases, these  securities  may pay an amount at  maturity  based on a  multiple  of the amount  of the  relative  currency  movements.  This  type  of  index  security offers the  potential  for  increased  income or  principal  payments  but at a greater  risk of loss than a typical  debt  security of the same  maturity  and credit quality.

      |X| Hedging.  Although the Fund does not  anticipate the extensive use of
hedging  instruments,   the  Fund  can  use  hedging  instruments.  It  is  not
obligated to use them in seeking its objective.  To attempt to protect  against declines  in the market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains  in the  value of  portfolio  securities  which  have appreciated,  or to facilitate selling securities for investment  reasons,  the
Fund could:
o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered  calls on securities or futures.  Covered calls can also be used to increase  the Fund's  income,  but the Manager does not expect to engage extensively in that practice.

      The Fund can use  hedging  to  establish  a  position  in the  securities market as a temporary  substitute  for  purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase  the  securities  and then terminate  that  hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the  possibility  that its portfolio  securities would  not be fully  included  in a rise in value of the  market.  To do so the
Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund's  strategy of hedging  with futures and options on futures will be  incidental  to the Fund's  activities in the  underlying  cash market.  The particular  hedging  instruments  the Fund  can use are  described  below.  The
Fund  may  employ  new  hedging   instruments  and  strategies  when  they  are
developed,   if  those  investment  methods  are  consistent  with  the  Fund's
investment   objective  and  are  permissible   under  applicable   regulations
governing the Fund.

           |_|  Futures.  The  Fund  can buy and sell  futures  contracts  that relate to (1)  broadly-based  stock  indices  (these are  referred to as "stock index  futures"),  (2) bond  indices  (these  are  referred  to as "bond  index futures"),  (3) debt  securities  (these  are  referred  to as  "interest  rate futures"),  and (4)  foreign  currencies  (these are  referred  to as  "forward contracts").

      A broadly-based  stock index is used as the basis for trading stock index futures.  They may in some cases be based on stocks of issuers in a  particular industry or group of industries.  A stock index assigns  relative values to the common  stocks  included in the index and its value  fluctuates  in response to the  changes  in  value of the  underlying  stocks.  A stock  index  cannot  be purchased or sold directly.  Bond index futures are similar  contracts based on the future value of the basket of  securities  that  comprise the index.  These contracts  obligate the seller to deliver,  and the purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the  underlying securities to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An  interest  rate  future  obligates  the  seller  to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security  to settle the
futures  transaction.   Either  party  could  also  enter  into  an  offsetting
contract to close out the position.

      No money is paid or  received  by the Fund on the  purchase  or sale of a future.  Upon  entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the  futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited  with the
Fund's  Custodian bank in an account  registered in the futures  broker's name.
However,  the  futures  broker  can gain  access  to that  account  only  under specified conditions.  As the future is
marked  to market  (that  is,  its value on the  Fund's  books is  changed)  to reflect  changes  in its  market  value,  subsequent  margin  payments,  called variation margin, will be paid to or by the futures broker daily.

      At any time  prior to  expiration  of the  future,  the Fund may elect to close out its  position by taking an opposite  position,  at which time a final determination  of  variation  margin  is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or  gain on the  future  is then realized by the Fund for tax purposes.  All futures  transactions  are effected through a  clearinghouse  associated  with the exchange on which the  contracts are traded.

           |_| Put and Call  Options.  The Fund can buy and sell certain  kinds of put options ("puts") and call options  ("calls").  The Fund can buy and sell exchange-traded  and  over-the-counter  put and call options,  including  index
options,  securities  options,  currency  options,   commodities  options,  and
options on the other types of futures described above.

           |_|  Writing  Covered  Call  Options.  The Fund can write  (that is, sell)  covered  calls.  If the Fund sells a call  option,  it must be  covered.
That  means the Fund must own the  security  subject to the call while the call is  outstanding,  or, for  certain  types of calls,  the call may be covered by identifying  liquid  assets on the  Fund's  books to enable the Fund to satisfy its  obligations  if the  call  is  exercised.  Up to 50% of the  Fund's  total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security,  it receives cash (a premium).
The  Fund  agrees  to  sell  the  underlying  security  to  a  purchaser  of  a corresponding  call on the same  security  during  the call  period  at a fixed exercise price  regardless of market price changes during the call period.  The call  period is  usually  not more than nine  months.  The  exercise  price may differ  from the  market  price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline during the call  period.  That risk may be offset to some  extent by the  premium the Fund receives.  If the value of the  investment  does not rise above the call price, it is likely that the call will lapse  without  being  exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index,  it receives  cash (a  premium).
If the  buyer of the call  exercises  it,  the Fund  will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and  the exercise  price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If  the  value  of the underlying  investment  does not rise above the call  price,  it is likely that the call will lapse  without  being  exercised.  In that  case,  the Fund would keep the cash premium.

      The  Fund's  Custodian,   or  a  securities  depository  acting  for  the
Custodian,  will act as the Fund's escrow agent,  through the facilities of the
Options Clearing  Corporation  ("OCC"), as to the investments on which the Fund has  written  calls  traded  on  exchanges  or as to  other  acceptable  escrow securities.  In that way,  no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration  of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option,  it will enter into an  arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute  right to repurchase  that OTC option.  The formula  price will  generally be based on a multiple of the  premium  received  for the option,  plus the amount by which the option is  exercisable  below the market price of the  underlying  security
(that is, the option is "in the  money").  When the Fund  writes an OTC option, it  will  treat  as  illiquid  (for  purposes  of its  restriction  on  holding illiquid  securities)  the  mark-to-market  value of any OTC  option  it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the  Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then  realize  a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the  premium  received on the call the Fund  wrote is more or less than the  price of the call the Fund  purchases to  close  out the  transaction.  The  Fund may  realize  a profit  if the call expires  unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any  such  profits  are considered  short-term  capital gains for Federal  income tax purposes,  as are the premiums on lapsed  calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing  purchase  transaction due to the  lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund may also write calls on a futures  contract  without  owning the futures  contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  identifying  an equivalent  dollar amount of liquid  assets on the Fund's books.  The Fund will identify  additional  liquid  assets  on the  Fund's  books if the value of the identified  assets  drops  below  100%  of the  current  value  of the  future.
Because  of this  identification  requirement,  in no  circumstances  would the
Fund's  receipt of an  exercise  notice as to that  future  require the Fund to deliver a futures  contract.  It would  simply put the Fund in a short  futures position, which is permitted by the Fund's hedging policies.

           |_|  Writing  Put  Options.  The Fund can  sell put  options.  A put option on  securities  gives the  purchaser  the right to sell,  and the writer the obligation to buy, the  underlying  investment at the exercise price during the  option  period.  The Fund will not write  puts if, as a result,  more than
50% of the Fund's net assets would be required to be  identified  on the Fund's books to cover such put options.

      If the  Fund  writes a put,  the put must be  covered  by  liquid  assets identified  on the Fund's books . The premium the Fund  receives from writing a put  represents  a profit,  as long as the price of the  underlying  investment remains  equal to or above the  exercise  price of the put.  However,  the Fund also  assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise  price,  even if the value of the  investment  falls  below  the  exercise  price.  If a put the  Fund has written  expires  unexercised,  the Fund  realizes  a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is  exercised,  the
Fund must fulfill its obligation to purchase the  underlying  investment at the exercise  price.  That  price  will  usually  exceed  the  market  value of the investment  at that time.  In that case,  the Fund may incur a loss if it sells the

underlying  investment.  That loss  will be equal to the sum of the sale  price of the  underlying  investment  and the premium  received  minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security,  to secure its obligation to pay for the  underlying  security  the Fund will  deposit in escrow  liquid  assets with a value  equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes  the  opportunity  of  investing  the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer  continues,  it may be assigned  an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require  the Fund to take  delivery of the  underlying security  and pay the  exercise  price.  The Fund has no  control  over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the  termination  of its obligation as the  writer of the put.  That  obligation  terminates  upon  expiration  of the put. It may also  terminate  if,  before it receives  an exercise  notice,  the
Fund effects a closing  purchase  transaction  by  purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an  exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing  purchase  transaction to realize a profit  on an  outstanding  put  option  it has  written  or to  prevent  the underlying  security from being put.  Effecting a closing purchase  transaction will also permit the Fund to write  another put option on the  security,  or to sell the  security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss  from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more  than the premium  received  from  writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for Federal tax  purposes,  and when distributed by the Fund, are taxable as ordinary income.

           |_|  Purchasing  Calls  and  Puts.  The Fund can  purchase  calls to
protect   against  the   possibility   that  the  Fund's   portfolio  will  not
participate in an  anticipated  rise in the  securities  market.  When the Fund buys  a  call  (other  than  in a  closing  purchase  transaction),  it  pays a premium.  The Fund then has the right to buy the underlying  investment  from a seller of a corresponding  call on the same  investment  during the call period at a fixed  exercise  price.  The Fund  benefits only if it sells the call at a profit or if,  during  the call  period,  the  market  price of the  underlying investment  is above the sum of the call price plus the  transaction  costs and the  premium  paid for the call and the Fund  exercises  the call.  If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become  worthless at its expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the  underlying  investment in its  portfolio.  When the  Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices,  has the right to sell the underlying  investment to a seller of a put on a corresponding  investment  during the put period at a fixed  exercise  price.  Buying a put on  securities  or futures  the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the underlying  investment  below the exercise price by selling  the  underlying  investment  at the  exercise  price to a seller  of a corresponding  put. If the market price of the  underlying  investment is equal to or above the exercise  price and, as a result,  the put is not  exercised or resold,  the put will become  worthless at its  expiration  date.  In that case the Fund will have paid the premium  but lost the right to sell the  underlying investment.  However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the  underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the  index in question  (and thus on price  movements  in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase,  the value of all call and put  options  held by the Fund will not  exceed  5% of the  Fund's total assets.

           |_| Buying and  Selling  Options  on  Foreign  Currencies.  The Fund
can buy and sell calls and puts on foreign  currencies.  They  include puts and
calls  that  trade  on  a  securities  or   commodities   exchange  or  in  the
over-the-counter  markets  or are  quoted by major  recognized  dealers in such options.  The Fund  could use these  calls and puts to try to  protect  against declines  in the  dollar  value of  foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value  of a  foreign currency in which  securities  to be acquired are  denominated,  the  increased cost of  those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates  a decline in the dollar value of a foreign  currency,  the decline in the dollar value of portfolio securities denominated
in that  currency  might be  partially  offset by writing  calls or  purchasing puts on that foreign currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's  position.  The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund  writes on a foreign  currency is  "covered"  if the Fund owns the  underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign  currency  without  additional cash consideration  (or it can do so for additional  cash  consideration  held in an identified  account by its  Custodian  bank) upon  conversion  or  exchange  of other foreign currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to  provide a hedge against a decline in the U.S.  dollar  value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in  the  currency underlying  the  option.  That  decline  might  be one  that  occurs  due to an
expected   adverse   change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy.  In those circumstances,  the Fund covers the option by maintaining  cash, U.S.  government  securities or other liquid,  high grade debt  securities in an amount equal to the exercise price of the option,  in an identified account with the Fund's Custodian bank.

      |_|  Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires  special  skills and knowledge of  investment  techniques that are different than what is required for normal  portfolio  management.  If the  Manager  uses a  hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging  strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and  options positions were not correlated with its other investments.

      The Fund's option  activities  could affect its  portfolio  turnover rate and  brokerage  commissions.  The  exercise of calls  written by the Fund might cause  the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover  rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing  portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the  Fund's  control, holding  a put  might  cause  the  Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund  could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or  put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise  of a call or put.  Those  commissions  could be higher on a relative basis than the commissions  for direct  purchases or sales of  the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently,  put and call  options  offer large  amounts of leverage.  The  leverage  offered by trading  in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment  that has  increased in value,  the Fund will be required to sell the  investment  at the call  price.  It will not be able to realize  any profit if the  investment has increased in value above the call price.

      An option  position  may be  closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no  assurance that a liquid  secondary  market  will  exist for any  particular  option.  The
Fund might  experience  losses if it could not close out a position  because of an illiquid market for the future or option.

      There is a risk in using short  hedging by selling  futures or purchasing puts on  broadly-based  indices  or  futures  to  attempt  to  protect  against declines  in the value of the  Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will  correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For  example, it is  possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might  advance and the value of the  securities  held in the
Fund's  portfolio  might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also  experience a decline in the value of its portfolio securities.  However,  while this could occur for a very brief period or to a very small degree,  over time the value of a  diversified  portfolio of securities  will tend to move in the same  direction  as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition  of the
Fund's  portfolio  diverges  from the  securities  included  in the  applicable index.  To compensate  for the imperfect  correlation of movements in the price of the  portfolio  securities  being  hedged and  movements in the price of the hedging  instruments,  the Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility of the prices of the portfolio  securities being hedged is more than the historical volatility of the applicable index.

      The ordinary  spreads  between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those  markets.
First,  all  participants  in the futures  market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional  margin deposit
requirements,   investors  may  close  futures  contracts  through   offsetting
transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity  of the  futures  market  depends on participants  entering  into  offsetting  transactions  rather  than  making or taking delivery.  To the extent  participants  decide to make or take delivery, liquidity in the futures market could be reduced,  thus  producing  distortion.
Third, from the point of view of speculators,  the deposit  requirements in the futures  market are less onerous  than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators  in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position  in the securities  markets as a temporary  substitute  for the purchase of  individual securities  (long  hedging) by buying  futures  and/or  calls on such  futures, broadly-based  indices  or on  securities.  It is  possible  that when the Fund does so the market  might  decline.  If the Fund then  concludes  not to invest in  securities  because of concerns  that the market might  decline  further or for other  reasons,  the Fund will  realize a loss on the  hedging  instruments that is not offset by a reduction in the price of the securities purchased.

           |_|  Forward  Contracts.  Forward  contracts  are  foreign  currency exchange  contracts.  They are used to buy or sell foreign  currency for future delivery  at a fixed  price.  The Fund uses  them to "lock in" the U.S.  dollar price  of a  security  denominated  in a  foreign  currency  that  the Fund has bought or sold,  or to protect  against  possible  losses  from  changes in the relative  values of the U.S.  dollar and a foreign  currency.  The Fund  limits its exposure in foreign  currency  exchange  contracts in a particular  foreign currency  to the  amount  of its  assets  denominated  in  that  currency  or a closely-correlated  currency.  The Fund may also use "cross-hedging"  where the
Fund hedges  against  changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and  another party  agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number  of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is  entered into. These contracts are traded in the inter-bank  market  conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against  uncertainty in the level  of  future  exchange  rates.  The  use of  forward  contracts  does  not eliminate the risk of fluctuations  in the prices of the underlying  securities the Fund owns or  intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of  loss  from a decline  in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When  the Fund  enters  into a  contract  for the  purchase  or sale of a security  denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might  desire to "lock-in"
the U.S.  dollar price of the  security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so,  the Fund could  enter  into a forward  contract for the  purchase  or sale of the amount of foreign  currency  involved  in the underlying transaction, in a fixed amount of
U.S.  dollars per unit of the foreign  currency.  This is called a "transaction hedge." The  transaction  hedge will  protect  the Fund  against a loss from an adverse  change in the currency  exchange  rates during the period  between the date on which the  security  is  purchased  or sold or on which the  payment is declared, and the date on which the payments are made or received.

      The Fund  could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a  "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer  a  substantial  decline against  the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating  the value of some or all of the
Fund's  portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S.  dollar might suffer a substantial  decline against a  foreign  currency,  it  could  enter  into a  forward  contract  to buy that foreign  currency  for a fixed  dollar  amount.  Alternatively,  the Fund could enter  into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes  that the U.S.  dollar value of the foreign  currency to be sold  pursuant  to its forward  contract  will fall whenever  there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is  referred to as a
"cross hedge."

      The Fund will cover its short  positions in these cases by identifying to its Custodian  bank assets having a value equal to the aggregate  amount of the
Fund's  commitment  under  forward  contracts.  The Fund  will not  enter  into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if  the consummation  of the contracts  would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's  portfolio  securities or other  assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions  and transaction  costs, the Fund may  maintain a net  exposure  to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or  other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid  securities  denominated in any  currency.  The cover must be at least  equal at all times to the amount of that  excess.  As one  alternative,  the Fund  may  purchase  a call  option permitting  the Fund to purchase  the amount of foreign  currency  being hedged by a forward  sale  contract  at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option  permitting the Fund to sell the amount of foreign  currency  subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise  matching  of the amounts  under  forward  contracts  and the value of the securities  involved  generally  will not be possible  because the future value of securities  denominated in foreign  currencies will change as a consequence  of market  movements  between  the date the  forward  contract  is entered  into  and the  date it is  sold.  In some  cases,  the  Manager  might decide  to sell the  security  and  deliver  foreign  currency  to  settle  the original  purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency  the Fund is  obligated  to  deliver,  the
Fund might have to purchase  additional  foreign  currency on the "spot"  (that is,  cash)  market to settle the  security  trade.  If the market  value of the security  instead exceeds the amount of foreign  currency the Fund is obligated to  deliver  to  settle  the  trade,  the Fund  might  have to sell on the spot market some of the foreign  currency  received  upon the sale of the  security.
There will be additional transaction costs on the spot market in those cases.

      The  projection  of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging  strategy is
highly   uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will  not be  accurately  predicted,  causing  the Fund to sustain  losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward   contracts  in  this  manner  might  reduce  the  Fund's
performance  if  there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the  maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a  portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative  the Fund might retain the  security  and  offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that  contract the Fund will obtain,  on the same maturity  date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward  contract requiring  it to  purchase  a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount  of the same  currency  on the maturity  date of the first  contract.  The Fund  would  realize a gain or loss as a result of entering into such an offsetting  forward  contract under either circumstance.  The  gain or  loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between  the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The  costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the  contract  period and the market  conditions  then  prevailing.  Because  forward  contracts  are usually  entered into on a principal  basis,  no brokerage  fees or commissions are  involved.  Because  these  contracts  are not traded on an  exchange,  the
Fund must evaluate the credit and performance  risk of the  counterparty  under each forward contract.

      Although  the Fund values its assets daily in terms of U.S.  dollars,  it does not  intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert  foreign  currency from time to time,  and will  incur  costs in doing  so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize  a profit  based on the  difference  between  the  prices  at  which  they  buy  and  sell  various currencies.  Thus,  a dealer  might  offer to sell a  foreign  currency  to the
Fund at one  rate,  while  offering  a  lesser  rate of  exchange  if the  Fund desires to resell that currency to the dealer.

           |_|  Interest  Rate  Swap  Transactions.  The  Fund can  enter  into interest rate swap  agreements.  In an interest rate swap, the Fund and another party  exchange  their right to receive or their  obligation to pay interest on a security.  For example,  they might swap the right to receive  floating  rate payments  for fixed  rate  payments.  The Fund can  enter  into  swaps  only on securities  that it owns.  The Fund will not enter into  swaps with  respect to more than 25% of its total assets.  Also, the Fund will identify  liquid assets on the Fund's books (such as cash or U.S.  government  securities) to cover any amounts it could owe under  swaps that  exceed the  amounts it is  entitled  to receive, and it will adjust that amount daily, as needed.

      Swap  agreements  entail both interest  rate risk and credit risk.  There is a risk  that,  based on  movements  of  interest  rates in the  future,  the payments  made by the Fund  under a swap  agreement  will be  greater  than the payments  it  received.  Credit  risk  arises  from  the  possibility  that the counterparty  will  default.  If the  counterparty  defaults,  the Fund's  loss will consist of the net amount of contractual  interest  payments that the Fund has  not yet  received.  The  Manager  will  monitor  the  creditworthiness  of counterparties  to the Fund's  interest  rate swap  transactions  on an ongoing basis.

      The Fund can enter into swap  transactions  with  certain  counterparties pursuant to master  netting  agreements.  A master netting  agreement  provides that all swaps done  between the Fund and that  counterparty  shall be regarded as parts of an  integral  agreement.  If amounts  are  payable on a  particular date in the same  currency  in  respect of one or more swap  transactions,  the amount  payable  on that  date in that  currency  shall be the net  amount.  In addition,  the master netting  agreement may provide that if one party defaults generally  or on one swap,  the  counterparty  can  terminate  all of the swaps with that party.  Under  these  agreements,  if a default  results in a loss to one party,  the measure of that party's  damages is  calculated by reference to the average  cost of a  replacement  swap for each swap.  It is measured by the mark-to-market  value at the time of the  termination  of each swap.  The gains and losses on all swaps are then netted,  and the result is the  counterparty's gain or loss on  termination.  The  termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

           |_| Regulatory  Aspects of Hedging  Instruments.  When using futures and  options  on  futures,  the Fund is  required  to  operate  within  certain guidelines and  restrictions  with respect to the use of futures as established by the  Commodities  Futures Trading  Commission  (the "CFTC").  In particular, the Fund is  exempted  from  registration  with the CFTC as a  "commodity  pool operator" if the Fund  complies  with the  requirements  of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of the Fund's  assets  that may be used for futures  margin and related  options  premiums  for a bona fide hedging  position.  However,  under the Rule, the Fund must limit its aggregate initial  futures  margin and  related  options  premiums to not more than 5% of the Fund's  net assets for  hedging  strategies  that are not  considered  bona fide hedging  strategies under the Rule. Under the Rule, the Fund must also use short  futures and  options on futures  solely for bona fide  hedging  purposes within the meaning and intent of the  applicable  provisions  of the  Commodity
Exchange Act.

      Transactions   in  options  by  the  Fund  are  subject  to   limitations
established  by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a  single  investor  or group of investors  acting in concert.  Those  limits  apply  regardless  of whether the options were  written or  purchased  on the same or different  exchanges or are held in one or more  accounts or through  one or more  different  exchanges  or through  one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected  by options  written or held by other  entities, including other  investment  companies  having the same advisor as the Fund (or an advisor that is an  affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An  exchange  may order the liquidation  of  positions  found to be in  violation  of those  limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund  purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments  in an amount  equal to the market  value of the  securities  underlying  the  future, less the margin deposit applicable to it.

           |_| Tax  Aspects of Certain  Hedging  Instruments.  Certain  foreign currency  exchange  contracts  in which  the Fund may  invest  are  treated  as
"Section 1256  contracts"  under the Internal  Revenue Code. In general,  gains or  losses  relating  to  Section  1256  contracts  are  characterized  as  60%
long-term  and  40%  short-term   capital  gains  or  losses  under  the  Code.
However,  foreign  currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally are treated as ordinary  income or loss.
In  addition,  Section  1256  contracts  held  by the  Fund  at the end of each taxable  year  are  "marked-to-market,"  and  unrealized  gains or  losses  are
treated  as  though  they  were   realized.   These   contracts   also  may  be
marked-to-market  for  purposes of  determining  the excise tax  applicable  to
investment   company   distributions   and  for  other   purposes  under  rules
prescribed  pursuant to the Internal  Revenue  Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward  contracts the Fund enters into may result in "straddles"
for Federal  income tax purposes.  The straddle  rules may affect the character
and  timing  of  gains  (or  losses)   recognized   by  the  Fund  on  straddle
positions.  Generally,  a loss  sustained  on  the  disposition  of a  position making up a straddle is allowed  only to the extent  that the loss  exceeds any
unrecognized  gain  in  the  offsetting   positions  making  up  the  straddle.
Disallowed  loss  is  generally   allowed  at  the  point  where  there  is  no
unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses  are treated as ordinary income or loss:
1.     gains or losses  attributable  to  fluctuations  in exchange  rates that occur between the time the Fund accrues  interest or other  receivables or  accrues  expenses  or other  liabilities  denominated  in a foreign currency and the time the Fund actually  collects such  receivables  or pays such liabilities, and
2.     gains or losses  attributable  to fluctuations in the value of a foreign
        currency   between  the  date  of   acquisition   of  a  debt  security
        denominated  in  a  foreign   currency  or  foreign   currency  forward
        contracts and the date of disposition.

      Currency  gains and losses are offset  against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss  under the
Internal  Revenue  Code for that trade,  which may  increase  or  decrease  the amount of the  Fund's  investment  income  available  for  distribution  to its shareholders.

      |X|  Temporary   Defensive   Investments.   When  market  conditions  are
unstable,  or the  Manager  believes  it is  otherwise  appropriate  to  reduce holdings  in stocks,  the Fund can invest in a variety of debt  securities  for defensive  purposes.  The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the  redemption  of Fund shares,  or to hold while  waiting  to  reinvest  cash  received  from the sale of other  portfolio securities. The Fund can buy:
o     obligations  issued  or  guaranteed  by  the  U.  S.  government  or  its instrumentalities or agencies,
o     commercial paper (short-term,  unsecured, promissory notes of domestic or foreign  companies)  rated in the  three  top  rating  categories  of a nationally recognized rating organization,

o     short-term debt obligations of corporate issuers,  rated investment grade
        (rated at least Baa by Moody's Investors Service,  Inc. or at least BBB by Standard & Poor's  Corporation,  or a  comparable  rating by another rating  organization),  or unrated  securities judged by the Manager to have a comparable quality to rated securities in those categories,
o     certificates of deposit and bankers'  acceptances of domestic and foreign banks  having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term  debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can  normally be disposed of quickly, are not generally  subject to significant  fluctuations  in principal value and their value will be less subject to interest  rate risk than  longer-term  debt securities.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are  those policies  that the Fund has  adopted  to  govern  its  investments  that can be changed  only by the vote of a  "majority"  of the  Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a  "majority"  vote is defined as the vote of the holders of the lesser of:
o     67%  or  more  of  the  shares  present  or  represented  by  proxy  at a
        shareholder   meeting,   if  the  holders  of  more  than  50%  of  the
        outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy.  Other policies described in the  Prospectus or this  Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board  of
Trustees can change  non-fundamental  policies  without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described  in supplements  or updates  to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant  investment policies are described in the Prospectus.

      |X| Does the Fund Have  Additional  Fundamental  Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot buy securities  issued or guaranteed by any one issuer if more than 5% of its total  assets  would be invested in  securities  of that  issuer  or if it would  then own more  than 10% of that  issuer's voting securities.  That restriction applies to 75% of the Fund's total assets.  The  limit  does not  apply to  securities  issued by the U.S.
        Government or any of its agencies or instrumentalities.
o     The Fund cannot lend  money.  However,  it can invest in all or a portion of an issue of bonds,  debentures,  commercial  paper or other  similar corporate  obligations  of the  types  that are  usually  purchased  by institutions,  whether or not they are publicly  distributed.  The Fund may also enter into repurchase agreements.

o     The Fund cannot concentrate investments.  That means it cannot invest 25%
        or  more  of  its  total  assets  in  companies  in any  one  industry.
        Obligations of the U.S. government,  its agencies and instrumentalities are not  considered  to be part of an  "industry"  for the  purposes of this restriction.
o     The Fund cannot buy or sell real estate.  However,  the Fund can purchase debt securities  secured by real estate or interests in real estate, or issued by companies,  including real estate  investment  trusts,  which invest in real estate or interests in real estate.
o     The Fund cannot  underwrite  securities of other  companies.  A permitted exception  is in case  it is  deemed  to be an  underwriter  under  the
        Securities Act of 1933 when  reselling any  securities  held in its own portfolio.
o     The Fund cannot invest in commodities or commodity contracts,  other than the  hedging  instruments  permitted  by any of its  other  fundamental policies.  It  does  not  matter  whether  the  hedging  instrument  is considered to be a commodity or commodity contract.
o     The Fund cannot  invest in the  securities  issued by any company for the purpose of exercising management control of that company.
o     The Fund cannot  invest in or hold  securities  of any issuer if officers and Trustees of the Fund or the Manager  individually  beneficially own more than 1/2 of 1% of the  securities  of that issuer and together own more than 5% of the securities of that issuer.
o     The Fund cannot mortgage or pledge any of its assets.  However, this does not  prohibit  the Fund from  pledging  its assets  for the  collateral arrangements in connection with the use of hedging instruments.
o     The Fund  cannot buy  securities  on margin.  However,  the Fund can make margin deposits in connection with its use of hedging instruments.
o     The Fund  cannot  invest  in oil,  gas or other  mineral  exploration  or development programs.
o     The  Fund  cannot  invest  more  than  5% of  its  total  assets  through open-market  purchases of  securities  of other  investment  companies, except in connection with a merger,  consolidation,  reorganization  or acquisition of assets.
o     The Fund cannot  issue  "senior  securities",  but this does not prohibit certain  investment  activities  for  which  assets  of  the  Fund  are designated as identified on the Fund's books, or margin,  collateral or escrow arrangements are established,  to cover the related obligations.
        Examples  of  those  activities   include   borrowing  money,   reverse
        repurchase  agreements,  delayed-delivery and when-issued  arrangements for  portfolio  securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the Prospectus or this Statement of Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only at the time the Fund makes an  investment.  The Fund need not sell  securities  to meet  the  percentage  limits  if the  value  of the  investment  increases  in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate  its  investments as described  above, the Fund has adopted the industry  classifications  set forth in  Appendix  B to this  Statement  of  Additional  Information.  This is not a fundamental policy.

      As a non-fundamental  restriction,  the Fund cannot sell securities short except in "short  sales  "against-the-box."  However,  the Fund does not engage in this type of transaction at all because of changes in applicable tax laws.

How the Fund is Managed

Organization  and  History.  The Fund is an  open-end,  diversified  management
investment   company  with  an  unlimited   number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts  business trust in 1990.

      The Fund is governed by a Board of  Trustees,  which is  responsible  for
protecting  the  interests  of  shareholders   under   Massachusetts  law.  The
Trustees  meet   periodically   throughout  the  year  to  oversee  the  Fund's
activities,  review its  performance,  and review the  actions of the  Manager.
Although the Fund will not normally hold annual  meetings of its  shareholders, it may hold shareholder  meetings from time to time on important  matters,  and shareholders  have the right to call a meeting  to remove a Trustee  or to take other action described in the Fund's Declaration of Trust.

      |X|  Classes  of Shares.  The Board of  Trustees  has the power,  without shareholder  approval,  to divide  unissued shares of the Fund into two or more classes.  The Board has done so,  and the Fund  currently  has five  classes of shares:  Class A,  Class B, Class C,  Class N and Class Y. All  classes  invest in the same investment portfolio.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests  of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each  share of each class has one vote at shareholder  meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of  the  Fund represents  an interest in the Fund  proportionately  equal to the  interest of each other share of the same class.

      The Trustees are  authorized  to create new series and classes of shares.
The  Trustees  may  reclassify  unissued  shares  of the Fund  into  additional series or classes  of  shares.  The  Trustees  also may  divide or combine  the shares of a class into a greater or lesser  number of shares  without  changing the  proportionate  beneficial  interest of a shareholder  in the Fund.  Shares do not have  cumulative  voting rights or preemptive  or  subscription  rights.
Shares may be voted in person or by proxy at shareholder meetings.

      |X|  Meetings of  Shareholders.  As a Massachusetts  business trust,  the
Fund is not  required  to hold,  and does  not  plan to  hold,  regular  annual meetings of  shareholders.  The Fund will hold  meetings when required to do so by the  Investment  Company  Act or other  applicable  law.  It will also do so when a  shareholder  meeting is called by the  Trustees or upon proper  request of the shareholders.

      Shareholders  have the right,  upon the declaration in writing or vote of two-thirds  of the  outstanding  shares of the Fund,  to remove a Trustee.  The
Trustees  will call a  meeting  of  shareholders  to vote on the  removal  of a
Trustee  upon  the  written  request  of  the  record  holders  of  10%  of its outstanding  shares.  If the  Trustees  receive  a  request  from at  least  10 shareholders  stating that they wish to communicate with other  shareholders to request a meeting to remove a Trustee,  the Trustees  will then either make the
Fund's   shareholder   list   available  to  the   applicants   or  mail  their
communication  to all  other  shareholders  at  the  applicants'  expense.  The shareholders  making the request must have been  shareholders  for at least six months  and  must  hold  shares  of the  Fund  valued  at  $25,000  or  more or constituting  at  least  1% of the  Fund's  outstanding  shares,  whichever  is less.  The Trustees  may also take other action as permitted by the  Investment
Company Act.

      |X|  Shareholder  and  Trustee  Liability.   The  Fund's  Declaration  of
Trust contains an express  disclaimer of  shareholder or Trustee  liability for
the   Fund's   obligations.   It  also   provides   for   indemnification   and
reimbursement  of expenses out of the Fund's property for any shareholder  held personally  liable for its  obligations.  The  Declaration of Trust also states that upon  request,  the Fund  shall  assume  the  defense  of any  claim  made against a  shareholder  for any act or obligation of the Fund and shall satisfy any  judgment  on that claim.  Massachusetts  law  permits a  shareholder  of a business trust (such as the Fund) to be held  personally  liable as a "partner"
under certain  circumstances.  However,  the risk that a Fund  shareholder will incur  financial  loss from being  held  liable as a  "partner"  of the Fund is limited  to the  relatively  remote  circumstances  in which the Fund  would be unable to meet its obligations.

      The Fund's contractual  arrangements state that any person doing business with the Fund (and each  shareholder of the Fund) agrees under its  Declaration of Trust to look  solely  to the  assets  of the Fund for  satisfaction  of any
claim  or  demand  that  may  arise  out  of  any   dealings   with  the  Fund.
Additionally,  the  Trustees  shall  have no  personal  liability  to any  such person, to the extent permitted by law.

Trustees  and  Officers  of the Fund.  The Fund's  Trustees  and  officers  and their principal  occupations and business  affiliations and occupations  during the past five years are listed  below.  Trustees  denoted  with an asterisk (*)
below are deemed to be  "interested  persons" of the Fund under the  Investment
Company Act.  All of the  Trustees  are Trustees or Directors of the  following
New York-based Oppenheimer funds1:

Oppenheimer  California Municipal Oppenheimer   International   Small
Fund                              Company Fund
Oppenheimer Capital  Appreciation
Fund                              Oppenheimer Large Cap Growth Fund
Oppenheimer Capital  Preservation
Fund                              Oppenheimer Money Market Fund, Inc.
Oppenheimer   Developing  Markets Oppenheimer   Multiple   Strategies
Fund                              Fund
                                  Oppenheimer   Multi-Sector   Income
Oppenheimer Discovery Fund        Trust
                                  Oppenheimer  Multi-State  Municipal
Oppenheimer Emerging Growth Fund  Trust
Oppenheimer              Emerging
Technologies Fund                 Oppenheimer Municipal Bond Fund
Oppenheimer Enterprise Fund       Oppenheimer New York Municipal Fund
Oppenheimer Europe Fund           Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund           Oppenheimer Trinity Core Fund
Oppenheimer   Global   Growth   &
Income Fund                       Oppenheimer Trinity Growth Fund
Oppenheimer    Gold   &   Special
Minerals Fund                     Oppenheimer Trinity Value Fund
Oppenheimer Growth Fund           Oppenheimer U.S. Government Trust
Oppenheimer  International Growth
Fund

      Ms.  Macaskill  and  Messrs.  Donohue,  Wixted,  Zack,  Bishop and Farrar
respectively  hold the same offices with the other New  York-based  Oppenheimer funds as with the Fund.  As of January 2, 2001,  the  Trustees  and officers of the Fund as a group  owned  of  record  or  beneficially  less  than 1% of each class  of  shares  of the  Fund.  The  foregoing  statement  does  not  reflect ownership  of shares of the Fund held of  record by an  employee  benefit  plan for employees of the Manager,  other than the shares  beneficially  owned under the plan by the  officers of the Fund listed  above.  Mr.  Donohue is a trustee of that plan.

Leon Levy, Chairman of the Board of Trustees, Age: 75.
280 Park Avenue, New York, NY 10017
General  Partner of Odyssey  Partners,  L.P.  (investment  partnership)  (since
1982) and Chairman of Avatar Holdings, Inc. (real estate development).

Robert G. Galli, Trustee, Age: 67.
19750 Beach Road, Jupiter, FL 33469
A  Trustee  or  Director  of  other  Oppenheimer  funds.  Formerly  he held the
following  positions:   Vice  Chairman  (October  1995  -  December  1997)  and
Executive  Vice  President  (December  1977 -  October  1995)  of the  Manager;
Executive  Vice  President  and a  director  (April  1986 -  October  1995)  of
HarbourView Asset Management Corporation.

Phillip A. Griffiths, Trustee, Age: 62.
97 Olden Lane, Princeton, N. J. 08540
The  Director of the  Institute  for Advanced  Study,  Princeton,  N.J.  (since
1991) and a member of the National  Academy of Sciences (since 1979);  formerly
(in descending  chronological  order) a director of Bankers Trust  Corporation,
Provost  and  Professor  of  Mathematics  at Duke  University,  a  director  of
Research Triangle Institute,  Raleigh,  N.C., and a Professor of Mathematics at
Harvard University.

Benjamin Lipstein, Trustee, Age: 77.
591 Breezy Hill Road, Hillsdale, N.Y. 12529
Professor   Emeritus  of   Marketing,   Stern   Graduate   School  of  Business
Administration, New York University.

Bridget A. Macaskill*, President and Trustee; Age: 53.
Two World Trade Center, New York, New York 10048-0203
Formerly   Chairman  (August  2000  -  July  2001),   Chief  Executive  Officer
(September  1995 - July  2001),  President  (June  1991 -  August  2000)  and a
director  (December  1994 - July  2001) of the  Manager;  President  (September
1995 - July 2001) and a  director  (October  1990 - July  2001) of  Oppenheimer
Acquisition  Corp.,  the Manager's  parent holding  company;  President,  Chief
Executive  Officer  and a  director  (March  2000 - July  2001) of OFI  Private
Investments,  Inc., an investment adviser  subsidiary of the Manager;  Chairman and a director of  Shareholder  Services,  Inc.  (August  1994 - July 2001) and
Shareholder  Financial Services,  Inc.  (September 1995 - July 2001),  transfer agent subsidiaries of the Manager;  President  (September 1995 - July 2001) and
a director  (November  1989 - July 2001) of Oppenheimer  Partnership  Holdings,
Inc., a holding  company  subsidiary  of the Manager;  President and a director
(October  1997  -  July  2001)  of  OppenheimerFunds   International  Ltd.,  an
offshore  fund  management   subsidiary  of  the  Manager  and  of  Oppenheimer
Millennium Funds plc; a director of HarbourView  Asset  Management  Corporation
(July 1991 - July 2001) and of Oppenheimer  Real Asset  Management,  Inc. (July
1996 - July 2001),  investment adviser  subsidiaries of the Manager; a director
(April  2000 - July 2001) of  OppenheimerFunds  Legacy  Program,  a  charitable trust  program  established  by the Manager.  President  and a trustee of other
Oppenheimer funds.

Elizabeth B. Moynihan, Trustee, Age: 71.
801 Pennsylvania Avenue, N.W., Washington, D.C. 20004
Author  and  architectural  historian;  a trustee  of the Freer  Gallery of Art
(Smithsonian  Institute),  Executive  Committee  of  Board of  Trustees  of the
National  Building  Museum;  a member  of the  Trustees  Council,  Preservation
League of New York State.

Kenneth A. Randall, Trustee, Age: 73.
6 Whittaker's Mill, Williamsburg, Virginia 23185
A director of Dominion  Resources,  Inc.  (electric  utility holding  company),
Dominion  Energy,  Inc.  (electric  power  and oil & gas  producer),  and Prime
Retail,  Inc.  (real estate  investment  trust);  formerly  President and Chief
Executive  Officer of The Conference Board,  Inc.  (international  economic and business  research)  and a director  of  Lumbermens  Mutual  Casualty  Company,
American  Motorists  Insurance  Company  and  American   Manufacturers   Mutual
Insurance Company.

Edward V. Regan, Trustee, Age: 70.
40 Park Avenue, New York, New York 10016
Chairman of Municipal  Assistance  Corporation for the City of New York; Senior
Fellow  of Jerome  Levy  Economics  Institute,  Bard  College;  a  director  of
RBAsset  (real estate  manager);  a director of OffitBank;  Trustee,  Financial
Accounting  Foundation (FASB and GASB);  President,  Baruch College of the City
University of New York;  formerly New York State  Comptroller and trustee,  New
York State and Local Retirement Fund.

Russell S. Reynolds, Jr., Trustee, Age: 68.
8 Sound Shore Drive, Greenwich, Connecticut 06830
Chairman  of  The  Directorship  Search  Group,  Inc.   (corporate   governance
consulting  and  executive  recruiting);   a  director  of  Professional  Staff
Limited (a U.K. temporary  staffing  company);  a life trustee of International
House  (non-profit  educational  organization),  and a trustee of the Greenwich
Historical Society.

Donald W. Spiro, Vice Chairman of the Board of Trustees, Age: 74.
399 Ski Trail, Smoke Rise, New Jersey 07405
Formerly he held the  following  positions:  Chairman  Emeritus  (August 1991 -
August 1999),  Chairman  (November 1987 - January 1991) and a director (January
1969  -   August   1999)   of  the   Manager;   President   and   Director   of
OppenheimerFunds  Distributor,  Inc.,  a  subsidiary  of the  Manager  and  the
Fund's Distributor (July 1978 - January 1992).

Clayton K. Yeutter, Trustee, Age: 69.
10475 E. Laurel Lane, Scottsdale, Arizona 85259
Of  Counsel,  Hogan & Hartson (a law  firm);  a  director  of Zurich  Financial
Services (financial services), Zurich Allied AG.

Frank Jennings, Vice President and Portfolio Manager, Age: 53.
Two World Trade Center, New York, New York 10048-0203
Vice  President  (since  September  1995) of the  Manager;  before  joining the
Manager in  September  1995,  he was  Managing  Director of Global  Equities at
Mitchell  Hutchins Asset  Management,  Inc., a subsidiary of  PaineWebber  Inc.
(November 1993 - April 1995).

Andrew J. Donohue, Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President  (since January 1993),  General Counsel (since October
1991) and a director  (since  September  1995) of the Manager;  Executive  Vice
President  (since  September  1993)  and a  director  (since  January  1992) of
OppenheimerFunds  Distributor,  Inc.; Executive Vice President, General Counsel
and  a  director  (since  September  1995)  of  HarbourView   Asset  Management
Corporation,  Shareholder Services,  Inc., Shareholder Financial Services, Inc.
and Oppenheimer  Partnership Holdings,  Inc., of OFI Private Investments,  Inc.
(since  March 2000),  and of PIMCO Trust  Company  (since May 2000);  President and a director of Centennial  Asset  Management  Corporation  (since  September
1995) and of Oppenheimer Real Asset  Management,  Inc. (since July 1996);  Vice
President  and  a  director   (since   September   1997)  of   OppenheimerFunds
International  Ltd. and  Oppenheimer  Millennium  Funds plc; a director  (since
April 2000) of  OppenheimerFunds  Legacy  Program;  General  Counsel (since May
1996) and Secretary  (since April 1997) of Oppenheimer  Acquisition  Corp.;  an officer of other Oppenheimer funds.

Brian W. Wixted,  Treasurer,  Principal Financial and Accounting Officer,  Age:
41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  March  1999)  of the  Manager;
Treasurer  (since  March 1999) of  HarbourView  Asset  Management  Corporation,
Shareholder  Services,  Inc.,  Oppenheimer Real Asset  Management  Corporation,
Shareholder  Financial  Services,  Inc. and Oppenheimer  Partnership  Holdings,
Inc.,   of  OFI  Private   Investments,   Inc.   (since   March  2000)  and  of
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds  plc
(since May 2000);  Treasurer and Chief  Financial  Officer  (since May 2000) of
PIMCO Trust  Company;  Assistant  Treasurer  (since March 1999) of  Oppenheimer
Acquisition  Corp. and of Centennial Asset Management  Corporation;  an officer of other Oppenheimer  funds;  formerly  Principal and Chief Operating  Officer,
Bankers  Trust  Company - Mutual  Fund  Services  Division  (March 1995 - March
1999);   Vice  President  and  Chief  Financial  Officer  of  CS  First  Boston
Investment Management Corp. (September 1991 - March 1995).

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;  formerly an Assistant  Vice President of the  Manager/Mutual  Fund  Accounting  (April  1994  - May  1996)  and  a  Fund
Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 36.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of  the  Manager/Mutual  Fund  Accounting  (since  May  1996);
Assistant  Treasurer of Oppenheimer  Millennium Funds plc (since October 1997);
an officer of other  Oppenheimer  Funds;  formerly an Assistant  Vice President of the  Manager/Mutual  Fund  Accounting  (April  1994 - May 1996),  and a Fund
Controller of the Manager.

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice  President  (since May 1985) and Associate  General  Counsel (since
May 1981) of the Manager;  Assistant  Secretary of Shareholder  Services,  Inc.
(since May 1985),  Shareholder Financial Services,  Inc. (since November 1989);
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds  plc
(since October 1997); an officer of other Oppenheimer funds.

      |X|  Remuneration of Trustees.  The officers of the Fund and a Trustee of the Fund  (Ms.  Macaskill)  who are  affiliated  with the  Manager  receive  no salary or fee from the Fund.  The  remaining  Trustees of the Fund received the compensation  shown below. The  compensation  from the Fund was paid during its fiscal period ended  September 30, 2000. The  compensation  from all of the New
York-based  Oppenheimer  funds (including the Fund) was received as a director, trustee  or member of a  committee  of the  boards of those  funds  during  the calendar year 2000.

----------------------------------------------------------------------
                                                          Total
                                        Retirement     Compensation
                                         Benefits        From all
                         Aggregate      Accrued as    New York based
Trustee's Name         Compensation        Part        Oppenheimer
and Other Positions     from Fund1       of Fund        Funds (30
                                         Expenses        Funds)2
----------------------------------------------------------------------
----------------------------------------------------------------------
Leon Levy
Chairman                 $100,655                        $171,950
                                      $83,324
----------------------------------------------------------------------
----------------------------------------------------------------------
Robert G. Galli3
Study Committee           $10,552                        $191,134
Member                                $
                                      0
----------------------------------------------------------------------
----------------------------------------------------------------------
Philip A. Griffiths4      $4,263                         $59,529
                                      $
                                      0
----------------------------------------------------------------------
----------------------------------------------------------------------
Benjamin Lipstein
Study Committee          $110,928                        $148,639
Chairman,                             $95,947
Audit Committee
Member
----------------------------------------------------------------------
----------------------------------------------------------------------
Elizabeth B. Moynihan
Study Committee           $16,644                        $104,695
Member                                $6,401
----------------------------------------------------------------------
----------------------------------------------------------------------
Kenneth A. Randall
Audit Committee           $60,766                        $96,034
Member                                $51,436
----------------------------------------------------------------------
----------------------------------------------------------------------
Edward V. Regan
Proxy Committee
Chairman, Audit           $9,295                         $94,995
Committee Member                      $    0
----------------------------------------------------------------------
----------------------------------------------------------------------
Russell S. Reynolds,
Jr.
Proxy Committee           $22,511                        $71,069
Member                                $15,558
----------------------------------------------------------------------
----------------------------------------------------------------------
Donald W. Spiro
Vice Chairman             $4,942                         $63,435
                                      $      0
----------------------------------------------------------------------
----------------------------------------------------------------------
Clayton K. Yeutter5
Proxy Committee
Member                    $6,4654           $            $71,069
                                            0
----------------------------------------------------------------------
----------------------------
1 Aggregate  compensation  includes fees,  deferred  compensation,  if any, and
retirement plan benefits accrued for a       Trustee.
2 For the 2000 calendar year.
3  Total  compensation  for  the  2000  calendar  year  includes   compensation
received for serving as Trustee or Director of   11 other Oppenheimer funds.
4 Includes $1,320 deferred under Deferred Compensation Plan described below.
5  In $548 deferred under Deferred Compensation Plan described below.

      |X|  Retirement  Plan for  Trustees.  The Fund has  adopted a  retirement plan that  provides  for payments to retired  Trustees.  Payments are up to 80%
of the average  compensation  paid during a Trustee's  five years of service in which the highest  compensation  was received.  A Trustee must serve as trustee for any of the New  York-based  Oppenheimer  funds  for at least 15 years to be eligible for the maximum  payment.  Each  Trustee's  retirement  benefits  will depend  on the  amount  of the  Trustee's  future  compensation  and  length of service.  Therefore the amount of those  benefits  cannot be determined at this time,  nor can we estimate  the number of years of credited  service  that will be used to determine those benefits.

      |X| Deferred  Compensation  Plan for Trustees.  The Board of Trustees has
adopted a Deferred  Compensation Plan for  disinterested  trustees that enables them to elect to defer  receipt  of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the  plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more  Oppenheimer  funds  selected by the
Trustee.  The  amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially  affect the
Fund's  assets,  liabilities  or net  income  per  share.  The  plan  will  not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay  any particular  level of compensation  to any Trustee.  Pursuant to an Order issued by the  Securities  and Exchange  Commission,  the Fund may invest in the funds selected by the Trustee  under the plan  without  shareholder  approval for the limited  purpose  of  determining  the  value  of the  Trustee's  deferred  fee account.

      |X|  Major  Shareholders.  As of January 2, 2001,  the only  persons  who owned of  record  or was  known by the Fund to own  beneficially  5% or more of any class of the Fund's  outstanding  shares were Charles  Schwab & Co.,  Inc.,
101 Montgomery Street, San Francisco,  CA, which owned  11,493,391.250  Class A shares (20.22% of then  outstanding  Class A shares),  Merrill,  Lynch,  Pierce
Fenner & Smith,  4800 Deer Lake  Drive  East,  Jacksonville,  FL,  which  owned
2,990,034.511  Class A shares (5.26% of the then  outstanding  Class A shares),
Merrill,   Lynch,   Pierce   Fenner  &  Smith,   4800  Deer  Lake  Drive  East,
Jacksonville,  FL, which owned  2,778,008.287 Class B shares (7.46% of the then outstanding  Class B shares) and Merrill,  Lynch,  Pierce Fenner & Smith,  4800
Deer Lake Drive  East,  Jacksonville,  FL,  which owned  2,154,931.581  Class C shares  (11.92% of the then  outstanding  Class C shares) (the Fund was advised that those shares were held for the benefit of customers of Merrill Lynch).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition  Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics.  The Fund,  the  Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to  detect  and  prevent  improper  personal
trading  by  certain  employees,   including  portfolio  managers,  that  would
compete with or take advantage of the Fund's  portfolio  transactions.  Covered persons  include  persons with  knowledge  of the  investments  and  investment intentions  of the Fund and other  funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject  to the Code to invest in  securities, including  securities  that may be purchased or held by the Fund,  subject to a number of  restrictions  and  controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an  exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed  and copied at the SEC's Public  Reference Room in  Washington,  D.C. You can obtain information  about the  hours of  operation  of the  Public  Reference  Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR  database at the
SEC's Internet web site at  http://www.sec.gov.  Copies may be obtained,  after paying a duplicating fee, by electronic

request at the following E-mail address:  publicinfo@sec.gov,  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      |X| The Investment  Advisory  Agreement.  The Manager provides investment advisory  and  management  services  to the Fund under an  investment  advisory agreement  between  the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its  day-to-day  business.  The portfolio manager  of the  Fund is  employed  by the  Manager  and is the  person  who is
principally   responsible   for  the   day-to-day   management  of  the  Fund's
portfolio.  Other members of the Manager's Equity Portfolio Team,  particularly
William  Wilby,  provide  the  portfolio  manager  with  counsel and support in managing the Fund's portfolio.

    The  agreement  requires the Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities  and  equipment.  It also requires the
Manager to provide and  supervise  the  activities  of all  administrative  and clerical personnel  required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance  of records with  respect  to its  operations,  the  preparation  and  filing of  specified reports,  and  composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

    The Fund pays  expenses  not  expressly  assumed by the  Manager  under the advisory  agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories   relate  to  interest,   taxes,   brokerage
commissions,  fees to certain  Trustees,  legal and audit  expenses,  custodian and  transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and  non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager  are  calculated  at the rates  described  in the  Prospectus,  which are  applied  to the assets of the
Fund as a whole.  The fees are  allocated  to each  class of shares  based upon the relative proportion of the Fund's net assets represented by that class.

---------------------------------------------------------------------

Fiscal Year ended 9/30:  Management Fees Paid to OppenheimerFunds,
                                            Inc.
---------------------------------------------------------------------
---------------------------------------------------------------------
         1998
                        $2,725,941
---------------------------------------------------------------------
---------------------------------------------------------------------
         1999
                        $4,277,769
---------------------------------------------------------------------
---------------------------------------------------------------------
         2000
                        $16,141,590
---------------------------------------------------------------------

    The  investment  advisory  agreement  states that in the absence of willful misfeasance,  bad faith,  gross  negligence in the performance of its duties or
reckless   disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss  resulting  from a good  faith  error or  omission  on its part with  respect to any of its duties under the agreement.

    The  agreement  permits  the Manager to act as  investment  advisor for any other  person,  firm  or  corporation  and to use  the  name  "Oppenheimer"  in connection with other  investment  companies for which it may act as investment advisor  or  general  distributor.  If  the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager  may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange  the
portfolio   transactions  for  the  Fund.  The  advisory   agreement   contains
provisions  relating to the employment of  broker-dealers  to effect the Fund's portfolio  transactions.  The Manager is authorized  by the advisory  agreement to  employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the  Investment  Company Act. The Manager may employ  broker-dealers that the Manager  thinks,  in its best judgment based on all relevant  factors, will  implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio  transactions.  "Best execution" means prompt and  reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive  commission bidding.  However, it is expected to be aware of the  current  rates of  eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent  with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory  agreement,  the Manager may select brokers
(other than  affiliates) that provide  brokerage  and/or research  services for the Fund and/or the other  accounts  over which the  Manager or its  affiliates have  investment  discretion.  The  commissions  paid  to such  brokers  may be higher than another  qualified  broker  would  charge,  if the Manager  makes a good
faith  determination  that the commission is fair and reasonable in relation to the services provided.
Subject  to those  considerations,  as a factor in  selecting  brokers  for the
Fund's  portfolio  transactions,  the Manager may also consider sales of shares of the  Fund and  other  investment  companies  for  which  the  Manager  or an affiliate serves as investment advisor.

Brokerage  Practices Followed by the Manager.  The Manager allocates  brokerage for the Fund subject to the  provisions of the  investment  advisory  agreement and  the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based  upon  recommendations  from the
Manager's  portfolio  managers.  In certain  instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case,  the Manager's executive officers supervise the allocation of brokerage.

    Transactions  in  securities  other than those for which an exchange is the primary  market  are  generally  done  with  principals  or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay  fixed brokerage  commissions  and therefore  would not have the benefit of negotiated
commissions   available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions  in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise  brokerage  commissions are paid only if it appears  likely  that a better  price or  execution  can be obtained by doing so. In an option  transaction,  the Fund  ordinarily uses the same broker for the purchase or sale of the option and any  transaction  in the securities to which the option relates.

    Other funds  advised by the Manager  have  investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same  securities as the Fund at the same time as the Fund,  which  could  affect  the supply and price of the securities. If two or more funds advised by the
Manager  purchase the same  security on the same day from the same dealer,  the transactions under

those  combined  orders are averaged as to price and  allocated  in  accordance with the purchase or sale orders actually placed for each account.

    Most  purchases  of debt  obligations  are  principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund  normally deals  directly  with the  selling  or  purchasing  principal  or market  maker unless  the  Manager  determines  that  a  better  price  or  execution  can be
obtained  by  using  the   services  of  a  broker.   Purchases   of  portfolio
securities  from  underwriters  include a commission or concession  paid by the issuer to the  underwriter.  Purchases  from dealers  include a spread  between the bid and asked prices.  The Fund seeks to obtain  prompt  execution of these orders at the most favorable net price.

    The  investment   advisory   agreement  permits  the  Manager  to  allocate
brokerage  for  research   services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the  advisory  accounts of the Manager and its  affiliates.  The investment  research  received for the commissions  of those other  accounts may be useful both to the Fund and one or more of the Manager's  other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.

    Investment   research   services   include   information  and  analysis  on
particular  companies and  industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio  evaluations,  information systems,  computer  hardware and similar  products and services.  If a research
service  also  assists  the  Manager  in  a  non-research   capacity  (such  as
bookkeeping  or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the   investment
decision-making process may be paid in commission dollars.

    The Board of  Trustees  permits the  Manager to use stated  commissions  on
secondary   fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the  stated  commission,  and (iii) the  trade is not a  riskless  principal transaction.  The Board of Trustees  permits the Manager to use  concessions on fixed-price  offerings to obtain  research,  in the same manner as is permitted for agency transactions.

    The  research   services   provided  by  brokers  broadens  the  scope  and
supplements  the research  activities of the Manager.  That  research  provides additional  views and comparisons for  consideration,  and helps the Manager to obtain  market  information  for the  valuation of  securities  that are either held  in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about  the  commissions  paid to brokers  furnishing such services,  together with the Manager's  representation that the  amount of such  commissions  was  reasonably  related to the value or benefit of such services.

----------------------------------------------------------------------

Fiscal Year Ended 9/30: Total Brokerage Commissions Paid by the Fund1
----------------------------------------------------------------------
----------------------------------------------------------------------

         1998
                        $1,209,257
----------------------------------------------------------------------
----------------------------------------------------------------------

         1999
                        $2,286,649
----------------------------------------------------------------------
----------------------------------------------------------------------
         2000                                    $5,369,0162
----------------------------------------------------------------------
1.    Amounts do not include  spreads or concessions on principal  transactions on a net trade basis.
2.    In the fiscal year ended 9/30/00, the amount of transactions  directed to brokers  for  research  services  was  $616,663,707  and the  amount  of the commissions paid to broker-dealers for those services was $1,391,929.

Distribution and Service Plans

The  Distributor.  Under its  General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's  principal  underwriter  in the continuous public offering of the Fund's different  classes of shares.  The Distributor is
not  obligated  to  sell  a  specific  number  of  shares.   Expenses  normally
attributable to sales are borne by the Distributor.

    The compensation  paid to (or retained by) the Distributor from the sale of shares or on the  redemption  of shares  during  the Fund's  three most  recent fiscal years is shown in the table below.

--------------------------------------------------------------------

          Aggregate    Class A   Commissions Commissions Commissions
Fiscal    Front-End   Front-End  on Class A  on Class B  on Class
Year        Sales       Sales      Shares      Shares    C Shares
Ended    Charges on    Charges    Advanced    Advanced   Advanced
 9/30:     Class A    Retained       by          by      by
           Shares        by      Distributor1Distributor1Distributor1
                     Distributor2
--------------------------------------------------------------------
--------------------------------------------------------------------
  1998   $1,454,433   $479,901     $48,318   $2,150,564   $345,379
--------------------------------------------------------------------
--------------------------------------------------------------------
  1999   $1,478,727   $450,307     $93,740   $2,976,814   $433,138
--------------------------------------------------------------------
--------------------------------------------------------------------
  2000   $9,517,783  $2,451,701   $826,132   $21,027,298 $2,595,948
--------------------------------------------------------------------
1.    The  Distributor  advances  commission  payments  to dealers  for certain sales of Class A shares  and for  sales of Class B and  Class C shares  from its own resources at the time of sale.
2.  Includes  amounts  retained by a  broker-dealer  that is an  affiliate or a parent of the Distributor.

--------------------------------------------------------------------

                Class A      Class B Contingent       Class C
Fiscal        Contingent       Deferred Sales        Contingent
Year        Deferred Sales    Charges Retained     Deferred Sales
Ended 9/30 Charges Retained    by Distributor     Charges Retained
            by Distributor                         by Distributor
--------------------------------------------------------------------
--------------------------------------------------------------------
   2000         $13,693           $833,869            $89,710
--------------------------------------------------------------------

Distribution  and  Service  Plans.  The Fund has  adopted  a  Service  Plan for
Class A shares  and  Distribution  and  Service  Plans for Class B, Class C and
Class N shares  under Rule 12b-1 of the  Investment  Company  Act.  Under those plans  the  Fund  pays  the  Distributor  for  all or a  portion  of its  costs incurred in connection  with the  distribution  and/or  servicing of the shares of the particular class.

    Each plan has been  approved by a vote of the Board of Trustees,  including a majority of the Independent Trustees2, cast in  person  at a  meeting  called for the  purpose of voting on that plan.  The  shareholder  votes for the Class
B,  Class C and Class N plans  were  cast by the  Manager  as the sole  initial holder of shares of those respective classes.

    Under the plans,  the  Manager  and the  Distributor  may make  payments to affiliates and, in their sole  discretion,  from time to time may use their own resources  (at no  direct  cost to the  Fund)  to  make  payments  to  brokers, dealers or other financial  institutions for  distribution  and  administrative services  they  perform.  The Manager may use its profits from the advisory fee it receives from the Fund. In their sole  discretion,  the  Distributor and the
Manager may  increase or decrease  the amount of payments  they make from their own resources to plan recipients.

    Unless a plan is  terminated  as  described  below,  the plan  continues in effect  from  year to year but only if the  Fund's  Board of  Trustees  and its
Independent  Trustees  specifically  vote annually to approve its  continuance.
Approval  must be by a vote cast in person at a meeting  called for the purpose of voting on  continuing  the plan. A plan may be terminated at any time by the vote of a majority  of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the  outstanding shares of that class.

    The  Board of  Trustees  and the  Independent  Trustees  must  approve  all material  amendments to a plan. An amendment to increase  materially the amount of payments to be made under a plan must be  approved  by  shareholders  of the
class  affected  by  the  amendment.   Because  Class  B  shares  of  the  Fund
automatically  convert  into  Class A shares  after  six  years,  the Fund must obtain the  approval  of both Class A and Class B  shareholders  for a proposed material  amendment  to  the  Class  A  Plan  that  would  materially  increase payments  under the Plan.  That  approval  must be by a "majority"  (as defined in the Investment  Company Act) of the shares of each Class,  voting separately by class.
    While the plans are in effect,  the  Treasurer  of the Fund  shall  provide separate  written  reports  on the  plans  to the  Board of  Trustees  at least quarterly  for its review.  The Reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were  made.  Those reports are subject to the review and approval of the Independent Trustees.

    Each plan states that while it is in effect,  the selection and  nomination of those Trustees of the Fund who are not  "interested  persons" of the Fund is committed  to the  discretion  of  the  Independent  Trustees.  This  does  not prevent the  involvement of others in the selection and  nomination  process as long as the final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Trustees.

    Under the plan for a class,  no payment  will be made to any  recipient  in any quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its

customers does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Trustees.  The Board of Trustees has
set no minimum amount of assets to qualify for payments  under the plans.

    |X| Class A  Service  Plan  Fees.  Under  the  Class A  service  plan,  the
Distributor  currently  uses the fees it receives from the Fund to pay brokers,
dealers   and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services  and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The  services  include, among  others,  answering  customer  inquiries  about  the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,   making  the  Fund's
investment  plans  available and providing other services at the request of the
Fund or the  Distributor.  While  the  plan  permits  the  Board  to  authorize payments to the  Distributor  to reimburse  itself for services under the plan, the  Board  has not  yet  done  so.  The  Distributor  makes  payments  to plan recipients  quarterly  at an  annual  rate not to exceed  0.25% of the  average annual net assets  consisting  of Class A shares  held in the  accounts  of the recipients or their customers.

    For the fiscal period ended  September 30, 2000 payments  under the Class A
Plan  totaled  $2,704,750,  all  of  which  was  paid  by  the  Distributor  to recipients.  That included  $169,538 paid to an affiliate of the  Distributor's
parent  company.   Any  unreimbursed   expenses  the  Distributor  incurs  with
respect  to  Class  A  shares  in  any  fiscal  year  cannot  be  recovered  in subsequent  years.  The  Distributor  may not use payments  received  under the
Class A Plan to pay any of its interest  expenses,  carrying charges,  or other financial costs, or allocation of overhead.

    |X| Class B,  Class C and  Class N  Service  and  Distribution  Plan  Fees.
Under  each  plan,  service  fees and  distribution  fees are  computed  on the average of the net asset value of shares in the  respective  class,  determined as of the close of each  regular  business  day during the period.  The Class B plan provides for the  Distributor to be  compensated  at a flat rate,  whether the  Distributor's  distribution  expenses  are more or less  than the  amounts paid by the Fund  under the plan  during  the period for which the fee is paid.
The Class C and Class N plans allow the  Distributor  to be reimbursed  for its services  and costs in  distributing  Class C and Class N shares and  servicing accounts.  The types of  services  that  recipients  provide are similar to the services provided under the Class A service plan, described above.

    The  Class B,  Class C and the  Class N Plans  permit  the  Distributor  to retain  both the  asset-based  sales  charges  and the  service  fees or to pay recipients the service fee on a quarterly  basis,  without  payment in advance.
However,  the  Distributor   currently  intends  to  pay  the  service  fee  to
recipients  in advance  for the first  year  after the  shares  are  purchased.
After the first year shares are  outstanding,  the  Distributor  makes  service fee payments  quarterly on those  shares.  The advance  payment is based on the net asset value of shares  sold.  Shares  purchased  by exchange do not qualify for the  advance  service  fee  payment.  If Class B, Class C or Class N shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated to repay the  Distributor  a pro rata portion of the advance payment of the service fee made on those shares.

    The  Distributor  retains the  asset-based  sales  charge on Class B and on
Class N shares.  The Distributor  retains the asset-based sales charge on Class
C  shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based  sales charge as an ongoing  commission to the recipient on Class C shares  outstanding  for a year or more.  If a dealer  has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B,  Class C and/or
Class N service fee and the  asset-based  sales charge to the dealer  quarterly in lieu of paying  the sales  commissions  and  service  fee in  advance at the time of purchase.

    The asset-based  sales charges on Class B, Class C and Class N shares allow investors to buy shares  without a front-end  sales  charge while  allowing the
Distributor  to compensate  dealers that sell those  shares.  The Fund pays the asset-based  sales  charges to the  Distributor  for its  services  rendered in distributing  Class B,  Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:
o     pays sales  concessions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment  of sales  concessions  and/or  the  advance of the service fee payment to  recipients  under the plans,  or may provide such financing from its own resources or from the resources of an affiliate,
o     employs  personnel to support  distribution of Class B, Class C and Class
      N shares, and
o     bears the costs of sales literature,  advertising and prospectuses (other than  those  furnished  to  current  shareholders)  and state  "blue sky"
      registration fees and certain other distribution expenses.

    The  Distributor's  actual expenses in selling Class B, Class C and Class N shares  may be more  than the  payments  it  receives  from the  contingent deferred  sales  charges  collected  on  redeemed  shares and from the Fund under  the  plans.  If either  the Class B,  Class C or the Class N plan is terminated  by the  Fund,  the  Board of  Trustees  may  allow  the Fund to continue  payments of the  asset-based  sales charge to the  Distributor to compensate it for its expenses incurred for distributing  shares before the plan was terminated.

--------------------------------------------------------------------
Distribution Fees Paid to the Distributor in the Fiscal Year Ended
                              9/30/00
--------------------------------------------------------------------
--------------------------------------------------------------------
                                        Distributor's  Distributor's
                                          Aggregate    Unreimbursed
                 Total        Amount     Unreimbursed  Expenses as
                Payments   Retained by     Expenses         %
    Class      Under Plan  Distributor    Under Plan      of Net
                                                          Assets
                                                         of Class
--------------------------------------------------------------------
--------------------------------------------------------------------
Class B Plan   $7,093,913                                 2.32%
                           $6,273,728   $23,557,541
--------------------------------------------------------------------
--------------------------------------------------------------------
Class C Plan   $3,784,605                                 0.80%
                           $1,818,631   $3,969,451
--------------------------------------------------------------------

    All  payments  under the Class B, Class C and the Class N plans are subject to the  limitations  imposed by the Conduct  Rules of the National  Association of  Securities  Dealers,  Inc.  on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include  "cumulative total return,"  "average  annual total return,"  "average  annual total return at net asset  value" and "total  return at net asset  value."  An  explanation  of how total  returns are  calculated  is set forth  below.  The charts below show the
Fund's
performance  as of the  Fund's  most  recent  fiscal  year end.  You can obtain current  performance  information  by  calling  the  Fund's  Transfer  Agent at
1.800.525.7048  or by  visiting  the  OppenheimerFunds  Internet  web  site  at
http://www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements  must comply  with rules of the  Securities  and  Exchange  Commission.  Those  rules describe  the  types of  performance  data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its performance data must  include the average  annual  total  returns for the  advertised  class of shares  of the  Fund.  Those  returns  must be shown  for the 1, 5 and  10-year periods  (or the life of the  class,  if less)  ending as of the most  recently ended calendar  quarter prior to the publication of the  advertisement  (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor  to compare the Fund's  performance to the  performance of other funds for the same periods.  However,  a number of factors  should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison   with  other
investments:

o     Total returns  measure the  performance of a hypothetical  account in the
        Fund  over  various  periods  and do not show the  performance  of each shareholder's  account.  Your account's  performance will vary from the model  performance  data if your dividends are received in cash, or you buy or sell shares  during the  period,  or you bought your shares at a different time and price than the shares used in the model.
o     An  investment  in the  Fund is not  insured  by the  FDIC  or any  other government agency.
o     The  Fund's  performance  returns do not  reflect  the effect of taxes on dividends and capital gains distributions.
o     The  principal  value of the  Fund's  shares  and total  returns  are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's  shares are  redeemed,  they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical  performance information and are not, and should not be considered,  a prediction of future returns.

      The performance of each class of shares is shown separately,  because the performance  of each  class  of  shares  will  usually  be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The  total
returns  of  each  class  of  shares  of  the  Fund  are   affected  by  market
conditions,  the  quality  of the  Fund's  investments,  the  maturity  of debt investments,  the  types of  investments  the  Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|  Total  Return  Information.  There  are  different  types of  "total returns"  to measure  the  Fund's  performance.  Total  return is the change in value of a  hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions   are  reinvested  in
additional  shares  and  that  the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each  class of shares,  the total returns for each class are  separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for  example,  ten years).  An average  annual  total  return shows the average rate of return for each year in a period that would produce the  cumulative  total return over the entire  period.  However,  average  annual  total  returns  do not show  actual year-by-year  performance.  The Fund  uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total  returns for Class A shares,  the current  maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is  deducted from the initial  investment  ("P")  (unless the return is shown  without sales charge,  as described  below).  For Class B shares,  payment of the  applicable contingent  deferred  sales  charge is  applied,  depending  on the  period for which the return is shown:  5.0% in the first  year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year,  1.0% in the sixth year and none  thereafter.  For  Class C  shares,  the 1%  contingent  deferred sales charge is deducted for returns for the 1-year  period.  There is no sales charge for Class Y shares.

           |_| Average Annual Total Return.  The "average  annual total return"
of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment  of  $1,000  ("P" in the  formula below)  held for a number of years  ("n" in the  formula)  to achieve an Ending
Redeemable  Value ("ERV" in the formula) of that  investment,  according to the following formula:

-------------------------------------------------------------------------------
                               [OBJECT OMITTED]
-------------------------------------------------------------------------------
           |_|  Cumulative   Total  Return.   The  "cumulative   total  return"
calculation  measures  the  change  in value of a  hypothetical  investment  of
$1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average  annual  total  return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

-------------------------------------------------------------------------------
                               [OBJECT OMITTED]
-------------------------------------------------------------------------------
           |_| Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total return "at net asset value"  (without  deducting sales charges) for Class A, Class B, Class C, Class
N or Class Y shares.  Each is based on the  difference  in net asset  value per share  at  the  beginning  and  the  end  of  the  period  for  a  hypothetical
investment  in  that  class  of  shares  (without   considering   front-end  or
contingent   deferred   sales  charges)  and  takes  into   consideration   the
reinvestment of dividends and capital gains distributions.

----------------------------------------------------------------------

       The Fund's Total Returns for the Periods Ended 9/30/004
----------------------------------------------------------------------
----------------------------------------------------------------------
         Cumulative             Average Annual Total Returns
Class    Total Returns
of       (10 years or
Shares   Life of Class)
----------------------------------------------------------------------
----------------------------------------------------------------------
                                           5-Years        10-Years
                            1-Year           (or            (or
                                       life-of-class)  life-of-class)
----------------------------------------------------------------------
----------------------------------------------------------------------
         After   WithoutAfter   WithoutAfter   Without After  Without
         Sales   Sales  Sales   Sales  Sales   Sales   Sales  Sales
         Charge  Charge Charge  Charge Charge  Charge  Charge Charge
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A  410.55%(1)441.72%28.69%  36.54% 25.71%  27.21%  17.83%(1)18.53%(1)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B  224.10%(2)226.10%30.48%  35.48% 26.68%(2)26.84%(2)N/A     N/A
----------------------------------------------------------------------
Class C  267.35%(3)267.35%34.49%  35.49% 26.26%  26.26%  20.98%(3)20.98%(3)
----------------------------------------------------------------------

1. Inception of Class A:  10/22/90
2. Inception of Class B:  10/10/95
3. Inception of Class C:  12/1/93
4.  Class N and Class Y shares  were not  offered  for sale  during  the Fund's
fiscal  year  ended   9/30/00.   Therefore,   this   Statement  of   Additional
Information does not contain any performance information for these classes.

Other Performance  Comparisons.  The Fund compares its performance  annually to that of an  appropriate  broadly-based  market  index in its  Annual  Report to shareholders.  You can obtain  that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover  of this
Statement   of   Additional   Information.   The  Fund  may  also  compare  its
performance  to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking  entities.  Examples of these performance comparisons are set forth below.

      |X| Lipper  Rankings.  From time to time the Fund may publish the ranking of the  performance  of its  classes of shares by Lipper  Analytical  Services,
Inc.  Lipper  is  a   widely-recognized   independent  mutual  fund  monitoring
service.  Lipper  monitors the performance of regulated  investment  companies, including the Fund, and ranks their  performance  for various  periods based on categories  relating  to  investment  styles.  The  performance  of the Fund is
ranked  by  Lipper  against  all  other  global  flexible  funds.   The  Lipper
performance  rankings are based on total returns that include the  reinvestment of  capital  gain  distributions  and  income  dividends  but do not take sales charges  or  taxes  into  consideration.  Lipper  also  publishes  "peer-group"
indices of the  performance  of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X|  Morningstar  Ratings  and  Rankings . From time to time the Fund may publish the ranking  and/or  star rating of the  performance  of its classes of shares  by  Morningstar,  Inc.  ("Morningstar"),  an  independent  mutual  fund
monitoring  service.   Morningstar  rates  and  ranks  mutual  funds  in  broad
investment  categories:   domestic  stock  funds,  international  stock  funds,
taxable  bond funds and  municipal  bond  funds.  The Fund is  included  in the domestic stock funds category.

      Morningstar  proprietary  star ratings reflect  historical  risk-adjusted total  investment  return.  Investment  return  measures a fund's (or  class's)
one-,  three-,  five- and ten-year  average annual total returns  (depending on the  inception  of the fund or class) in excess  of the  90-day  U.S.  Treasury bill returns after  considering  the fund's sales  charges and  expenses.  Risk is  measured  by a fund's  (or  class's)  performance  below  the  90-day  U.S.
Treasury  bill  returns.  Risk and  investment  return are  combined to produce star ratings reflecting  performance  relative to the other funds in the fund's category.  Five  stars  is the  "highest"  rating  (top  10% of the  funds in a category),  four  stars  is  "above  average"  (next  22.5%),  three  stars  is
"average"  (next 35%),  two stars is "below  average" (next 22.5%) and one star is "lowest"  (bottom  10%).  The current star rating is the fund's (or class's)
overall  rating,  which is the fund's  3-year  rating,  or its  combined 3- and
5-year  rating  (weighted  60%/40%  respectively),  or its combined 3-, 5-, and
10-year  rating   (weighted   40%/30%/30%   respectively),   depending  on  the
inception date of the fund (or class).  Ratings are subject to change monthly.

      The Fund may also  compare  its  total  return  ranking  to that of other funds in its  Morningstar  category,  in  addition to its star  ratings.  Those total return rankings are  percentages  from one percent to one hundred percent and are not risk adjusted.  For example,  if a fund is in the 94th  percentile, that means that 94% of the funds in the same  category  performed  better  than it did.

      |X|   Performance   Rankings  and   Comparisons  by  Other  Entities  and
Publications.  From  time to time the Fund may  include  in its  advertisements
and  sales  literature   performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times,  The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may  include performance  quotations from other sources,  including  Lipper and Morningstar.
The   performance   of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various   market  indices  or  other
investments,  and averages,  performance  rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to  compare  the  returns  on the  Fund's  share classes  to the return on  fixed-income  investments  available  from banks and
thrift   institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and  savings  accounts,  and other forms of fixed or variable time deposits,  and various other  instruments such as Treasury bills.
However,  the Fund's  returns and share price are not  guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank  depository obligations  may be insured by the FDIC and may provide  fixed rates of return.
Repayment  of  principal  and payment of interest  on  Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From  time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer  Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds,  other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of  shareholder  and investor  services by third parties may include  comparisons  of their services to those  provided  by other  mutual  fund  families  selected by the rating or ranking  services.  They  may be based  upon  the  opinions  of the  rating  or ranking service itself,  using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time, the Fund may include in its  advertisements  and sales literature the total return  performance of a hypothetical  investment  account that  includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part  of an  illustration  of an  asset  allocation  model  or
similar  presentation.   The  account  performance  may  combine  total  return
performance of the fund and the total return  performance of other  Oppenheimer funds  included in the  account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales   literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other  information about general or specific  market  and  economic  conditions.  That may  include,  for  example,
information  about  the  performance  of  certain   securities  or  commodities
markets or segments of those markets,
o     information   about  the  performance  of  the  economics  of  particular countries or regions.
o     the earnings of companies included in segments of particular  industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings  of securities,
o     information  relating to the gross national or gross domestic  product of the United States or other countries or regions,
o     comparisons   of  various   market  sectors  or  indices  to  demonstrate
   performance, risk or other characteristics of the Fund.

A BO U T   Y O U R   A C C O U N T

How to Buy Shares

      Additional  information is presented  below about the methods that can be used to buy  shares of the Fund.  Appendix C contains  more  information  about
the  special  sales  charge   arrangements   offered  by  the  Fund,   and  the
circumstances  in which  sales  charges  may be reduced  or waived for  certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each  purchase must be at least $25.  Shares  will be  purchased  two  regular  business  days following  the regular  business day you instruct the  Distributor  to initiate the  Automated  Clearing  House  ("ACH")  transfer  to  buy  the  shares.  That instruction  must  be  received  prior  to the  close  of The  New  York  Stock
Exchange  that day.  Dividends  will begin to accrue on shares  purchased  with the  proceeds  of ACH  transfers  on the  business  day  after the  shares  are purchased.  The Exchange  normally  closes at 4:00 P.M.,  but may close earlier on certain days.  The proceeds of ACH  transfers  are normally  received by the
Fund 3 days after the  transfers  are  initiated.  If the  proceeds  of the ACH transfer  are not  received on a timely  basis,  the  Distributor  reserves the right to  cancel  the  purchase  order.  The  Distributor  and the Fund are not responsible  for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As  discussed  in the  Prospectus,  a  reduced  sales charge rate may be  obtained  for Class A  shares  under Right of  Accumulation and Letters of Intent  because of the  economies of sales efforts and reduction in expenses  realized  by the  Distributor,  dealers  and  brokers  making such sales.  No sales  charge is imposed in certain  other  circumstances  described in  Appendix  C  to  this  Statement  of  Additional  Information  because  the
Distributor or dealer or broker incurs little or no selling expenses.

      |X| Right of  Accumulation.  To qualify for the lower sales  charge rates that apply to larger  purchases of Class A shares,  you and your spouse can add together:

o     Class A,  Class B and Class N shares  you  purchase  for your  individual accounts  (including IRAs and 403(b) plans), or for your joint accounts or for trust or custodial  accounts on behalf of your  children who are minors, and
o     Current  purchases of Class A, Class B and Class N shares of the Fund and other  Oppenheimer  funds to reduce the sales  charge rate that applies to current purchases of Class A shares, and
o     Class A, Class B and Class N shares of  Oppenheimer  funds you previously purchased subject to an initial or contingent  deferred sales charge to reduce the sales  charge rate for current  purchases of Class A shares, provided that you still hold your  investment in one of the Oppenheimer funds.

      A fiduciary can count all shares  purchased for a trust,  estate or other fiduciary  account  (including  one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor  will add the value, at current offering price, of the shares you previously purchased and  currently  own to the value of current  purchases to  determine  the sales charge rate that  applies.  The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

      |X| The  Oppenheimer  Funds.  The  Oppenheimer  funds  are  those  mutual
funds   for   which   the   Distributor   acts  as  the   distributor   or  the
sub-distributor and currently include the following:

                                    Oppenheimer  Main  Street  Growth &
Oppenheimer Bond Fund               Income Fund
Oppenheimer   California  Municipal Oppenheimer       Main       Street
Fund                                Opportunity Fund
Oppenheimer  Capital   Appreciation Oppenheimer  Main Street  Small Cap
Fund                                Fund
Oppenheimer  Capital   Preservation
Fund                                Oppenheimer MidCap Fund
                                    Oppenheimer   Multiple   Strategies
Oppenheimer Capital Income Fund     Fund
Oppenheimer Champion Income Fund    Oppenheimer Municipal Bond Fund
Oppenheimer  Convertible Securities OSM1 -  Mercury  Advisors  S&P  500
Fund                                Index
                                    OSM1  -  Mercury   Advisors   Focus
Oppenheimer Developing Markets Fund Growth Fund
Oppenheimer  Disciplined Allocation
Fund                                Oppenheimer New York Municipal Fund
                                    Oppenheimer  New  Jersey  Municipal
Oppenheimer Value Fund              Fund
                                    Oppenheimer  Pennsylvania Municipal
Oppenheimer Discovery Fund          Fund
Oppenheimer Emerging Growth Fund    OSM1 - QM Active Balanced Fund
Oppenheimer  Emerging  Technologies Oppenheimer  Quest  Balanced  Value
Fund                                Fund
                                    Oppenheimer   Quest  Capital  Value
Oppenheimer Enterprise Fund         Fund, Inc.
                                    Oppenheimer   Quest   Global  Value
Oppenheimer Europe Fund             Fund, Inc.
                                    Oppenheimer    Quest    Opportunity
Oppenheimer Florida Municipal Fund  Value Fund
OSM1-  Gartmore  Millennium  Growth
Fund                                Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Fund             Oppenheimer Real Asset Fund
Oppenheimer  Global Growth & Income OSM1  -  Salomon  Brothers  Capital
Fund                                Fund
Oppenheimer    Gold    &    Special Oppenheimer  Senior  Floating  Rate
Minerals Fund                       Fund
Oppenheimer Growth Fund             Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund         Oppenheimer Strategic Income Fund
Oppenheimer  Intermediate Municipal Oppenheimer   Total   Return  Fund,
Fund                                Inc.
Oppenheimer International Bond Fund Oppenheimer Trinity Core Fund
Oppenheimer   International  Growth
Fund                                Oppenheimer Trinity Growth Fund
Oppenheimer   International   Small
Company Fund                        Oppenheimer Trinity Value Fund
OSM1 -Jennison Growth Fund          Oppenheimer U.S. Government Trust
                                    Limited-Term   New  York  Municipal
Oppenheimer Large Cap Growth Fund   Fund
Oppenheimer            Limited-Term
Government Fund                     Rochester Fund Municipals
and  the  following   money  market
funds:

                                    Centennial   New  York  Tax  Exempt
Centennial America Fund, L. P.      Trust
Centennial  California  Tax  Exempt
Trust                               Centennial Tax Exempt Trust
Centennial Government Trust         Oppenheimer Cash Reserves
                                    Oppenheimer   Money   Market  Fund,
Centennial Money Market Trust       Inc.
1 - "OSM" is Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase  of Class A shares of each of the  Oppenheimer  funds except the money market  funds.  Under  certain
circumstances   described  in  this   Statement  of   Additional   Information,
redemption  proceeds  of certain  money  market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent,  if you  purchase  Class A shares or Class A and Class B shares of the Fund and other  Oppenheimer  funds  during a 13-month  period,  you can reduce the sales  charge rate that applies to your purchases  of Class A shares.  The total amount of your  intended  purchases of both Class A and Class B shares will  determine  the reduced  sales charge rate for  the  Class  A  shares  purchased  during  that  period.  You  can  include purchases made up to 90 days before the date of the Letter.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to  the
Distributor  of the  intention to purchase  Class A shares or Class A and Class
B shares of the Fund (and other  Oppenheimer  funds)  during a 13-month  period
(the "Letter of Intent period").  At the investor's  request,  this may include purchases  made up to 90 days  prior  to the  date of the  Letter.  The  Letter states the  investor's  intention to make the aggregate  amount of purchases of shares which,  when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified  in the  Letter.  Purchases  made by reinvestment  of  dividends or  distributions  of capital  gains and  purchases made at net asset value  without  sales charge do not count  toward  satisfying the amount of the Letter.

      A Letter  enables  an  investor  to count  the Class A and Class B shares purchased  under  the  Letter  to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and  other  Oppenheimer  funds)  that applies  under  the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares  under the Letter will be made at the offering price  (including the sales charge) that applies to a single  lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment  to purchase shares.  However,  if the  investor's  purchases of shares within the Letter of
Intent  period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the intended  purchase amount,  the investor agrees to pay the additional amount of sales charge  applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the  Distributor  from time to time).  The  investor  agrees that shares  equal in value to 5% of the intended purchase  amount will be held in escrow by the  Transfer  Agent  subject to the
Terms of  Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional  Information and the Application used for a Letter of Intent.  If those terms are  amended,  as they may be from time to time by the Fund,  the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total  eligible  purchases made during the Letter of Intent period
do  not  equal  or  exceed  the  intended  purchase  amount,   the  commissions
previously  paid to the  dealer of record  for the  account  and the  amount of sales  charge  retained  by the  Distributor  will  be  adjusted  to the  rates applicable to actual total  purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the  intended  purchase  amount and exceed the amount  needed to qualify for the next sales  charge rate  reduction  set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate.
That  adjustment  will be made  only if and  when  the  dealer  returns  to the
Distributor  the  excess of the  amount of  commissions  allowed or paid to the dealer  over the  amount of  commissions  that  apply to the  actual  amount of purchases.  The excess  commissions  returned to the  Distributor  will be used to  purchase  additional  shares  for the  investor's  account at the net asset value  per share in effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow  for  purchases  of shares of the Fund and other  Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase  amount under a Letter of Intent entered into by an OppenheimerFunds
prototype  401(k)  plan is not  purchased  by the plan by the end of the Letter of Intent  period,  there  will be no  adjustment  of  commissions  paid to the broker-dealer  or  financial  institution  of record for  accounts  held in the name of that plan.

      In determining the total amount of purchases made under a Letter,  shares redeemed  by the  investor  prior to the  termination  of the  Letter of Intent period  will be  deducted.  It is the  responsibility  of the  dealer of record and/or the investor to advise the  Distributor  about the Letter in placing any purchase  orders for the investor  during the Letter of Intent  period.  All of such purchases must be made through the Distributor.

      |X| Terms of Escrow That Apply to Letters of Intent.

1.    Out of the initial  purchase (or subsequent  purchases if necessary) made pursuant  to a Letter,  shares of the Fund  equal in value up to 5% of the intended  purchase amount specified in the Letter shall be held in escrow by the Transfer Agent.  For example, if

2.    the  intended  purchase  amount is  $50,000,  the escrow  shall be shares valued  in the  amount  of  $2,500  (computed  at the  offering  price adjusted for a $50,000  purchase).  Any  dividends  and capital  gains
         distributions   on  the  escrowed  shares  will  be  credited  to  the
         investor's account.

3.    If the total minimum  investment  specified under the Letter is completed within  the  thirteen-month  Letter of  Intent  period,  the  escrowed shares will be promptly released to the investor.

4.    If, at the end of the  thirteen-month  Letter of Intent  period the total purchases  pursuant to the Letter are less than the intended  purchase amount  specified  in the  Letter,  the  investor  must  remit  to the
         Distributor  an amount  equal to the  difference  between  the  dollar amount of sales charges  actually paid and the amount of sales charges which  would  have been paid if the total  amount  purchased  had been made at a single  time.  That sales  charge  adjustment  will apply to any shares  redeemed  prior to the  completion  of the Letter.  If the difference  in sales  charges is not paid  within  twenty days after a request from the  Distributor  or the dealer,  the  Distributor  will, within sixty days of the  expiration of the Letter,  redeem the number of escrowed  shares  necessary  to realize  such  difference  in sales charges.  Full and fractional  shares  remaining after such redemption will be  released  from  escrow.  If a request is  received  to redeem escrowed shares prior to the payment of such additional  sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing  the  Letter,  the  investor  irrevocably  constitutes  and appoints  the Transfer  Agent as  attorney-in-fact  to  surrender  for redemption any or all escrowed shares.

      5. The shares  eligible  for  purchase  under the Letter (or the  holding
      of   which   may   be   counted   toward    completion   of   a   Letter)
      include:

(a)   Class A shares sold with a front-end  sales  charge or subject to a Class
            A contingent deferred sales charge,

         (b)Class B shares of other  Oppenheimer  funds  acquired  subject to a contingent deferred sales charge, and

         (c)Class A or Class B shares  acquired by exchange of either (1) Class
            A shares of one of the other  Oppenheimer  funds that were acquired subject to a Class A initial or  contingent  deferred  sales charge or (2) Class B shares of one of the other  Oppenheimer  funds  that were acquired subject to a contingent deferred sales charge.

6.    Shares held in escrow  hereunder  will  automatically  be  exchanged  for shares of another fund to which an exchange is requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To  establish  an  Asset  Builder  Plan  to buy  shares directly  from a bank  account,  you must  enclose a check (the minimum is $25)
for the initial  purchase  with your  application.  Shares  purchased  by Asset
Builder  Plan  payments  from  bank  accounts  are  subject  to the  redemption restrictions  for recent purchases  described in the Prospectus.  Asset Builder
Plans are  available  only if your bank is an ACH member.  Asset  Builder Plans
may  not  be  used  to  buy  shares  for  OppenheimerFunds   employer-sponsored
qualified  retirement  accounts.  Asset Builder Plans also enable  shareholders of  Oppenheimer  Cash  Reserves  to use  their  fund  account  to make  monthly automatic purchases of shares of up to four other Oppenheimer funds.
      If you make  payments  from your bank  account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally  the debit will be made two business  days prior to the  investment  dates you selected on your  Application.  Neither the  Distributor,  the Transfer  Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that  result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain  a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or  the
Distributor)  and request an  application  from the  Distributor.  Complete the application  and return  it.  You may  change the amount of your Asset  Builder payment  or your  can  terminate  these  automatic  investments  at any time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires  a  reasonable
period   (approximately   10  days)  after  receipt  of  your  instructions  to
implement   them.   The  Fund  reserves  the  right  to  amend,   suspend,   or
discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of Retirement  Plans are entitled to purchase shares of the Fund without sales charge or at reduced  sales charge  rates,  as described in Appendix C to this  Statement of Additional  Information.  Certain
special  sales  charge  arrangements   described  in  that  Appendix  apply  to
retirement  plans whose records are  maintained on a daily  valuation  basis by
Merrill  Lynch Pierce  Fenner & Smith,  Inc. or an  independent  record  keeper that has a contract or special  arrangement  with Merrill Lynch. If on the date the plan sponsor  signed the Merrill  Lynch record  keeping  service  agreement the plan has less than $3 million in assets  (other  than  assets  invested  in money market funds)  invested in applicable  investments,  then the  retirement
plan  may  purchase  only  Class  B  shares  of  the  Oppenheimer   funds.  Any
retirement  plans in that category that  currently  invest in Class B shares of the Fund  will have  their  Class B shares  converted  to Class A shares of the
Fund when the plan's applicable investments reach $5 million.

Cancellation  of  Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is  returned to the Fund unpaid)  causes a loss to be  incurred  when the net asset  value of the Fund's shares on the  cancellation  date is less than on the purchase date.  That loss is  equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor  is responsible  for that loss. If the investor  fails to  compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the  Distributor for that  amount  by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class  has different  shareholder  privileges  and features.  The net income  attributable to Class B,  Class C, Class N or Class Y shares  and the  dividends  payable on
Class B,  Class C, Class N or Class Y shares  will be  reduced  by  incremental expenses  borne solely by that class.  Those expenses  include the  asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The  availability  of different  classes of shares permits an investor to choose  the  method  of  purchasing  shares  that is more  appropriate  for the investor.  That may  depend on the amount of the  purchase,  the length of time the investor expects to hold shares,  and other relevant  circumstances.  Class
A shares  normally are sold  subject to an initial  sales  charge.  While Class
B, Class C and Class N shares  have no initial  sales  charge,  the  purpose of the  deferred  sales  charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial  sales  charge on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and  financial institutions  that sell shares of the Fund.  A  salesperson  who is entitled to receive  compensation  from his or her firm for selling Fund shares may receive different  levels of  compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of  $500,000 or more for Class B shares or $1  million  or more for Class C shares on behalf of a single  investor (not including  dealer  "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that  investor to purchase Class A shares of the Fund.

      |X| Class B  Conversion.  Under  current  interpretations  of  applicable federal  income tax law by the Internal  Revenue  Service,  the  conversion  of
Class B shares to Class A shares  after six years is not  treated  as a taxable event for the  shareholder.  If those laws or the IRS  interpretation  of those laws should  change,  the automatic  conversion  feature may be  suspended.  In the event,  no further  conversions  of Class B shares  would  occur while that
suspension  remained  in  effect.   Although  Class  B  shares  could  then  be
exchanged  for Class A shares on the basis of  relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee,  such exchange could  constitute  a  taxable  event  for  the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be  subject  to the  asset-based sales charge for longer than six years.

      |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
        Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix _ to this Statement of
        Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
        Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more
        Oppenheimer funds.

      |X| Allocation of Expenses.  The Fund pays expenses  related to its daily operations,  such as custodian  fees,  Trustees'  fees,  transfer  agency fees, legal  fees and  auditing  costs.  Those  expenses  are paid out of the  Fund's assets and are not paid  directly  by  shareholders.  However,  those  expenses reduce the net asset value of shares,  and  therefore are  indirectly  borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset  value,  dividends  and distributions  of the Fund's share  classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any  one  class  are allocated  pro rata to the shares of all classes.  The  allocation  is based on the  percentage  of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally  to each  outstanding  share  within a given class. Such general expenses include  management fees,  legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other   materials  for  current
shareholders,   fees  to  unaffiliated  Trustees,   custodian  expenses,  share
issuance  costs,   organization  and  start-up  costs,   interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular  class are allocated  equally to each  outstanding  share  within that class.  Examples of such expenses  include  distribution  and service plan (12b-1)  fees,  transfer and  shareholder  servicing agent fees and expenses,  and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset  values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close  of business  of The New York  Stock  Exchange  on each day  that the  Exchange  is open.  The  calculation  is done by dividing the value of the Fund's net assets attributable  to a class  by the  number  of  shares  of that  class  that  are outstanding.  The Exchange  normally  closes at 4:00 P.M.,  New York time,  but may  close  earlier  on some  other  days  (for  example,  in  case of  weather emergencies  or on days falling before a holiday).  The Exchange's  most recent annual  announcement  (which is subject to change) states that it will close on
New Year's Day,  Presidents'  Day,  Martin  Luther King,  Jr. Day, Good Friday,
Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and Christmas
Day.  It may also close on other days.

      Dealers  other  than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends  and
U.S.  holidays)  or after 4:00 P.M. on a regular  business  day. The Fund's net asset values will not be  calculated  on those days,  and the values of some of the Fund's  portfolio  securities may change  significantly on those days, when shareholders  may not  purchase  or redeem  shares.  Additionally,  trading  on
European and Asian stock  exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

      Changes  in the  values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur  after the prices of those  securities are determined,  but before the close of The New York Stock Exchange,  will not be  reflected  in the  Fund's  calculation  of its net  asset  values  that day unless the Board of  Trustees  determines  that the event is likely to effect a material  change  in the  value of the  security.  The  Manager  may make  that determination, under procedures established by the Board.

      |X| Securities  Valuation.  The Fund's Board of Trustees has  established procedures  for the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

      o Equity  securities  traded on a U.S.  securities  exchange or on NASDAQ are valued as follows:

      1. if last sale  information  is regularly  reported,  they are valued at the last reported sale price on the principal  exchange on which they are traded or on NASDAQ, as applicable, on that day, or

      2. if last sale  information is not available on a valuation  date,  they are valued at the last reported sale price  preceding the valuation  date if it is within the spread of the  closing  "bid" and  "asked"  prices on the  valuation  date  or,  if not,  at the  closing  "bid"  price  on the valuation date.

o     Equity securities traded on a foreign  securities  exchange generally are valued in one of the following ways:
1.     at the last sale price available to the pricing service  approved by the
           Board of        Trustees, or
2.     at the last sale price  obtained by the  Manager  from the report of the
           principal   exchange  on  which  the   security  is  traded  at  its
           last trading  session on or immediately  before the valuation  date,
           or
3.     at the mean  between  the "bid" and  "asked"  prices  obtained  from the principal  exchange  on which  the  security  is  traded  or, on the
           basis  of  reasonable  inquiry,   from  two  market  makers  in  the
           security.
o     Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"  prices determined by a portfolio  pricing service approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.
o     The  following  securities  are valued at the mean  between the "bid" and
        "asked" prices  determined by a pricing service  approved by the Fund's
        Board of Trustees or  obtained  by the Manager  from two active  market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
        (2)          debt  instruments  that had a maturity of 397 days or less when  issued  and have a  remaining  maturity  of more than 60 days,
           and
        (3)  non-money  market  debt  instruments  that had a  maturity  of 397 days or less  when  issued  and  which  have a  remaining  maturity  of
        60 days or less.
o     The following  securities are valued at cost,  adjusted for  amortization of premiums and accretion of discounts:

        (1)     money market debt  securities  held by a non-money  market fund that had a maturity  of less than 397 days when  issued  that have a
           remaining maturity of 60                days or less, and

(2)   debt  instruments  held by a money  market  fund  that  have a  remaining maturity of 397 days or less.
o     Securities     (including     restricted     securities)    not    having
        readily-available   market   quotations   are   valued  at  fair  value
        determined  under the Board's  procedures.  If the Manager is unable to locate two market  makers  willing to give  quotes,  a security  may be priced at the mean between the "bid" and "asked"  prices  provided by a single  active  market maker  (which in certain  cases may be the "bid"
        price if no "asked" price is available).

      In the case of U.S. government  securities,  mortgage-backed  securities, corporate bonds and foreign government  securities,  when last sale information is not generally  available,  the Manager may use pricing services  approved by the Board of  Trustees.  The pricing  service may use "matrix"  comparisons  to the prices for  comparable  instruments  on the basis of  quality,  yield,  and maturity.  Other  special  factors  may be  involved  (such  as the  tax-exempt status  of the  interest  paid  by  municipal  securities).  The  Manager  will monitor the  accuracy  of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to  actual  sales  prices of selected securities.

      The closing prices in the London foreign  exchange market on a particular business  day that are  provided  to the  Manager by a bank,  dealer or pricing service  that the  Manager  has  determined  to be  reliable  are used to value foreign currency,  including forward contracts,  and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued  at the last  sale  price on the principal  exchange on which they are traded or on NASDAQ,  as  applicable,  as determined  by a pricing  service  approved  by the Board of Trustees or by the
Manager.  If there  were no sales  that day,  they  shall be valued at the last sale  price on the  preceding  trading  day if it is within  the  spread of the closing  "bid" and  "asked"  prices on the  principal  exchange or on NASDAQ on the  valuation  date.  If not,  the value shall be the closing bid price on the principal  exchange or on NASDAQ on the  valuation  date.  If the put,  call or future is not traded on an  exchange  or on  NASDAQ,  it shall be valued by the mean between "bid" and "asked"  prices  obtained by the Manager from two active market  makers.  In certain  cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option,  an amount equal to the premium  received is included in the Fund's  Statement of Assets and  Liabilities as an asset. An equivalent  credit  is  included  in  the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to  reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain  on  investments,  if a call or put written by the Fund is  exercised,  the proceeds  are  increased by the premium received.  If a call or put  written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a  closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the  premium received was more or less
than the  cost of the  closing  transaction.  If the  Fund  exercises  a put it holds,  the amount the Fund receives on its sale of the  underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

      Information  on  how  to  sell  shares  of  the  Fund  is  stated  in the
Prospectus.  The information  below provides  additional  information about the procedures and conditions for redeeming shares.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

o     Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares  that  were  subject  to the Class B  contingent  deferred sales charge when redeemed.

      The  reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other  Oppenheimer  funds  into  which  shares of the
Fund  are  exchangeable  as  described  in  "How  to  Exchange  Shares"  below.
Reinvestment  will be at the net asset value next  computed  after the Transfer
Agent receives the  reinvestment  order.  The shareholder must ask the Transfer
Agent
for that privilege at the time of  reinvestment.  This privilege does not apply to Class C,  Class N or Class Y shares.  The Fund may  amend,  suspend or cease offering this  reinvestment  privilege at any time as to shares  redeemed after the date of such amendment, suspension or cessation.

      Any  capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax  payable on that  gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the timing and amount of
the   reinvestment.   Under  the  Internal  Revenue  Code,  if  the  redemption
proceeds  of Fund  shares on which a sales  charge was paid are  reinvested  in shares  of the Fund or  another  of the  Oppenheimer  funds  within  90 days of payment  of the sales  charge,  the  shareholder's  basis in the  shares of the
Fund that were  redeemed  may not include the amount of the sales  charge paid.
That  would  reduce  the  loss  or  increase  the  gain   recognized  from  the
redemption.  However,  in that  case  the  sales  charge  would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that  payment for shares  tendered for redemption is ordinarily  made in cash.  However,  the Board of Trustees of the Fund may determine  that it would be  detrimental  to the best interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly  or  partly  in cash.  In that  case,  the  Fund may pay the  redemption proceeds in whole or in part by a distribution  "in kind" of liquid  securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed  by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares  solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the  Fund during any 90-day  period for any one  shareholder.  If shares are  redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other  costs in selling the  securities for cash.  The Fund will value  securities  used to pay redemptions  in  kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities  described above under "Determination of Net Asset Values
Per Share." That  valuation  will be made as of the time the  redemption  price is determined.

Involuntary  Redemptions.  The Fund's  Board of Trustees has the right to cause the  involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less  than $200 or such  lesser  amount as the Board may fix.  The Board  will not  cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares  has fallen  below the  stated  minimum  solely as a result of market  fluctuations.
If the Board  exercises this right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in  question  (not less than 30 days).
The Board may  alternatively  set  requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares  would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration  is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred  sales charge of any class at the time of  transfer to the name of another  person or entity.  It does not matter  whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or  indirectly,  a public sale of the shares.  When  shares  subject  to  a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares  will remain  subject to the  contingent deferred sales charge.  It will be calculated as if the transferee  shareholder had  acquired  the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred,  and some but not all shares in the account would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described in the
Prospectus  under "How to Buy Shares" for the  imposition of the Class B, Class
C or Class N contingent  deferred  sales charge will be followed in determining the order in which shares are transferred.

Distributions   From  Retirement  Plans.   Requests  for   distributions   from
OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans,  401(k) plans or
pension   or   profit-sharing   plans   should  be   addressed   to   "Trustee,
OppenheimerFunds  Retirement  Plans,"  c/o the  Transfer  Agent at its  address listed in "How To Sell Shares" in the  Prospectus  or on the back cover of this
Statement of Additional Information.  The request must

(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties  if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other  redemption requirements.

      Participants      (other     than      self-employed      persons)     in
OppenheimerFunds-sponsored  pension or profit-sharing  plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not  directly  request redemption of their  accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and  profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue  Code and certain  documents
(available  from the  Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may  be  made.  Distributions  from retirement  plans are subject to  withholding  requirements  under the Internal
Revenue Code,  and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or  the
distribution   may  be  delayed.   Unless  the  shareholder  has  provided  the
Transfer  Agent  with a  certified  tax  identification  number,  the  Internal
Revenue Code requires that tax be withheld  from any  distribution  even if the shareholder  elects  not to have tax  withheld.  The  Fund,  the  Manager,  the
Distributor,  and the  Transfer  Agent  assume no  responsibility  to determine whether a  distribution  satisfies the  conditions  of applicable  tax laws and will not be  responsible  for any tax penalties  assessed in connection  with a distribution.

Special  Arrangements  for  Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the  Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their  customers.  Shareholders  should contact their  broker or dealer to  arrange  this type of  redemption.  The  repurchase price  per  share  will  be  the  net  asset  value  next  computed  after  the
Distributor  receives an order placed by the dealer or broker.  However, if the
Distributor  receives  a  repurchase  order  from a dealer or broker  after the close of The New York Stock  Exchange  on a regular  business  day,  it will be processed  at that  day's net asset  value if the  order  was  received  by the dealer or broker  from its  customers  prior to the time the  Exchange  closes.
Normally,  the  Exchange  closes at 4:00  P.M.,  but may do so  earlier on some days.  Additionally,  the order must have been  transmitted  to and received by the  Distributor  prior  to its  close of  business  that  day  (normally  5:00
P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer   under  this
procedure,  payment  will be made within three  business  days after the shares have been redeemed upon the  Distributor's  receipt of the required  redemption documents in proper form.  The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors  owning shares of the Fund valued at $5,000 or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual  or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three   business  days  prior  to  the  date  requested  by  the
shareholder  for  receipt  of  the  payment.  Automatic  withdrawals  of  up to
$1,500 per month may be  requested  by  telephone if payments are to be made by check  payable to all  shareholders  of record.  Payments  must also be sent to the  address  of record  for the  account  and the  address  must not have been
changed  within  the  prior  30  days.  Required  minimum   distributions  from
OppenheimerFunds-sponsored  retirement  plans  may  not  be  arranged  on  this basis.

      Payments are normally made by check, but shareholders  having AccountLink privileges  (see "How To Buy Shares") may arrange to have Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on the  Account
Application  or by  signature-guaranteed  instructions  sent  to  the  Transfer
Agent.  Shares are normally redeemed  pursuant to an Automatic  Withdrawal Plan three  business  days  before the  payment  transmittal  date you select in the
Account  Application.  If a contingent  deferred  sales  charge  applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund  cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering  these plans at any time without  prior notice.  Because of the sales charge  assessed on Class A share  purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating  in an Automatic  Withdrawal Plan.
Class  B and  Class C  shareholders  should  not  establish  withdrawal  plans, because of the  imposition  of the  contingent  deferred  sales  charge on such withdrawals  (except where the  contingent  deferred  sales charge is waived as described in Appendix C below).

      By requesting an Automatic  Withdrawal or Exchange Plan, the  shareholder agrees  to the  terms  and  conditions  that  apply to such  plans,  as  stated
below.  These  provisions  may be amended  from time to time by the Fund and/or the  Distributor.  When adopted,  any amendments  will  automatically  apply to existing Plans.

      |X| Automatic  Exchange  Plans.  Shareholders  can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for  shares
(of the same  class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual  or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account  is $25.
Instructions  should  be  provided  on  the  OppenheimerFunds   Application  or
signature-guaranteed  instructions.   Exchanges  made  under  these  plans  are
subject to the  restrictions  that apply to  exchanges  as set forth in "How to
Exchange  Shares" in the  Prospectus  and below in this Statement of Additional
Information.

      |X|  Automatic   Withdrawal  Plans.  Fund  shares  will  be  redeemed  as
necessary  to  meet  withdrawal  payments.  Shares  acquired  without  a  sales charge will be redeemed first.  Shares  acquired with reinvested  dividends and
capital  gains   distributions  will  be  redeemed  next,  followed  by  shares acquired  with a sales  charge,  to the  extent  necessary  to make  withdrawal payments.  Depending upon the amount  withdrawn,  the investor's  principal may be  depleted.  Payments  made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will  administer the investor's  Automatic  Withdrawal
Plan as agent for the  shareholder(s)  (the "Planholder") who executed the Plan authorization  and  application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any  liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in  good  faith  to administer the Plan.  Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under  the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the Planholder on the records  of the  Fund.  Any  share  certificates  held by a  Planholder  may be surrendered  unendorsed  to the  Transfer  Agent with the Plan  application  so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on  shares  held in the account may be paid in cash or reinvested.

      Shares  will be  redeemed  to make  withdrawal  payments at the net asset value  per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally  be transmitted  three  business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing  by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of  disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after   mailing  such
notification  for the  requested  change to be put in  effect.  The  Planholder may,  at any time,  instruct  the  Transfer  Agent by written  notice to redeem all, or any part of, the shares held under the
Plan.  That notice must be in proper form in accordance  with the  requirements of the  then-current  Prospectus of the Fund. In that case,  the Transfer Agent will  redeem the number of shares  requested  at the net asset  value per share in effect and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan  at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions  to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent  will also  terminate  a Plan upon its receipt  of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer  Agent or the Fund, shares that have
not  been  redeemed  will  be held in  uncertificated  form in the  name of the
Planholder.   The   account   will   continue   as   a   dividend-reinvestment,
uncertificated  account unless and until proper  instructions are received from the  Planholder,  his  or her  executor  or  guardian,  or  another  authorized person.

      To use  shares  held  under  the  Plan  as  collateral  for a  debt,  the
Planholder  may  request  issuance  of a portion of the shares in  certificated form.  Upon  written  request  from the  Planholder,  the  Transfer  Agent will determine  the number of shares for which a certificate  may be issued  without causing the  withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer  agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer  agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus,  shares of a particular class of Oppenheimer funds  having  more than one class of shares may be  exchanged  only for shares of the same  class of other  Oppenheimer  funds.  Shares of  Oppenheimer  funds that have a single  class  without a class  designation  are  deemed  "Class A"
shares for this  purpose.  You can obtain a current  list  showing  which funds offer which classes by calling the Distributor at 1.800.525.7048.
o     All of the  Oppenheimer  funds  currently  offer  Class A, B and C shares except  Oppenheimer Money Market Fund, Inc.,  Centennial Money Market Trust,
   Centennial Tax Exempt Trust,  Centennial  Government  Trust,  Centennial New
   York  Tax  Exempt  Trust,   Centennial  California  Tax  Exempt  Trust,  and
   Centennial America Fund, L.P., which only offer Class A shares.
o     Class B,  Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available only by exchange from the same class of shares of other
   Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Only certain  Oppenheimer  funds currently offer Class Y shares.  Class Y shares of  Oppenheimer  Real Asset Fund may not be  exchanged  for shares of any other fund.
o     Only certain Oppenheimer funds currently offer Class N shares,  which are only offered to  retirement  plans as described in the  Prospectus.  Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may  be
   exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of shares of any class of any other  Oppenheimer funds except Class A shares of Oppenheimer  Money Market Fund or Oppenheimer
   Cash Reserves acquired by exchange of Class M shares.
o     Class A  shares  of  Senior  Floating  Rate  Fund  are not  available  by exchange  of Class A shares of other  Oppenheimer  funds.  Class A shares of
   Senior  Floating  Rate  Fund  that are  exchanged  for  shares  of the other
   Oppenheimer  funds  may not be  exchanged  back for Class A shares of Senior
   Floating Rate Fund.

o     Class X shares of Limited Term New York  Municipal  Fund can be exchanged only for Class B shares of other  Oppenheimer  funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital  Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc.,  Oppenheimer Cash Reserves or
   Oppenheimer  Limited-Term  Government  Fund.  Only  participants  in certain retirement  plans may purchase  shares of Oppenheimer  Capital  Preservation
   Fund, and only those  participants may exchange shares of other  Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.
o     Class  A  shares  of  Oppenheimer  Senior  Floating  Rate  Fund  are  not
   available by exchange of shares of Oppenheimer  Money Market Fund or Class A shares of  Oppenheimer  Cash  Reserves.  If any  Class A shares  of  another
   Oppenheimer  fund  that are  exchanged  for  Class A shares  of  Oppenheimer
   Senior  Floating  Rate Fund are subject to the Class A  contingent  deferred sales  charge of the other  Oppenheimer  fund at the time of  exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the  Class  A  shares  of  Oppenheimer  Senior  Floating  Rate  Fund acquired in the exchange.  The Class A shares of Oppenheimer Senior Floating
   Rate Fund  acquired  in that  exchange  will be subject to the Class A Early
   Withdrawal  Charge  of  Oppenheimer  Senior  Floating  Rate Fund if they are repurchased before the expiration of the holding period.
o     Class  A,  Class B,  Class C and  Class Y Shares  of  Oppenheimer  Select
   Managers Mercury Advisors S&P Index Fund and Oppenheimer  Select Managers QM
   Active  Balanced  Fund  are  only  available  to  retirement  plans  and are available  only  by  exchange  from  the  same  class  of  shares  of  other
   Oppenheimer funds held by retirement plans.

          Class A shares of  Oppenheimer  funds may be  exchanged  at net asset value for shares of any money  market fund offered by the  Distributor.  Shares of any money market fund purchased without

a sales charge may be exchanged  for shares of  Oppenheimer  funds offered with a sales  charge  upon  payment  of the sales  charge.  They may also be used to purchase shares of Oppenheimer  funds subject to an early withdrawal  charge or contingent deferred sales charge.

      Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with  the redemption  proceeds of shares of other mutual funds (other than funds  managed by the Manager or its  subsidiaries)  redeemed within the 30 days prior to that purchase may  subsequently be exchanged for shares of other  Oppenheimer  funds without being subject to an initial sales charge or contingent  deferred  sales charge.  To qualify for that privilege,  the investor or the investor's  dealer must notify the  Distributor of eligibility  for this privilege at the time the shares of  Oppenheimer  Money Market Fund,  Inc. are  purchased.  If requested, they must supply proof of entitlement to this privilege.

      Shares  of  the  Fund   acquired  by   reinvestment   of   dividends   or
distributions  from  any of the  other  Oppenheimer  funds  or  from  any  unit investment trust for which  reinvestment  arrangements  have been made with the
Distributor  may be  exchanged  at net  asset  value  for  shares of any of the
Oppenheimer funds.

      The Fund may amend,  suspend or terminate  the exchange  privilege at any time.  Although  the  Fund  may  impose  these  changes  at any  time,  it will provide  you with notice of those  changes  whenever it is required to do so by applicable  law.  It may be  required  to  provide  60  days  notice  prior  to materially  amending  or  terminating  the  exchange  privilege.  That  60  day notice is not required in extraordinary circumstances.

      |X|  How  Exchanges  Affect   Contingent   Deferred  Sales  Charges.   No
contingent  deferred  sales  charge is  imposed on  exchanges  of shares of any class purchased subject to a contingent  deferred sales charge.  However,  when
Class A shares  acquired  by  exchange  of Class A shares of other  Oppenheimer funds  purchased  subject to a Class A  contingent  deferred  sales  charge are redeemed  within  18  months of the end of the  calendar  month of the  initial purchase  of the  exchanged  Class A shares,  the Class A  contingent  deferred sales  charge  is  imposed  on the  redeemed  shares.  The  Class B  contingent deferred  sales  charge is imposed on Class B shares  acquired  by  exchange if they
are redeemed  within 6 years of the initial  purchase of the exchanged  Class B shares.  The Class C  contingent  deferred  sales  charge is imposed on Class C shares  acquired  by  exchange  if they are  redeemed  within  12 months of the initial  purchase  of the  exchanged  Class C shares.  With  respect to Class N shares,  a  1%  contingent  deferred  sales  charge  will  be  imposed  if  the retirement  plan (not  including  IRAs and 403(b) plans) is terminated or Class
N shares of all  Oppenheimer  funds are  terminated as an investment  option of the plan and Class N shares  are  redeemed  within 18 months  after the  plan's first  purchase of Class N shares of any  Oppenheimer  fund or with  respect to an  individual  retirement  plan or 403(b)  plan,  Class N shares are  redeemed within  18  months  of the  plan's  first  purchase  of Class N  shares  of any
Oppenheimer fund.

      When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the  Prospectus for  the  imposition  of the  Class  B,  Class  C or  the  Class  N  contingent deferred  sales charge will be followed in  determining  the order in which the shares are exchanged.  Before exchanging shares,  shareholders should take into account how the exchange may affect any  contingent  deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      If Class B  shares  of an  Oppenheimer  fund are  exchanged  for  Class B shares of Oppenheimer  Limited-Term  Government Fund or  Limited-Term  New York
Municipal  Fund  and  those  shares  acquired  by  exchange  are   subsequently
redeemed,  they will be subject to the contingent  deferred sales charge of the
Oppenheimer  fund from  which  they were  exchanged.  The  contingent  deferred sales charge rates of Class B shares of other  Oppenheimer  funds are typically higher  for the same  holding  period  than for Class B shares  of  Oppenheimer
Limited-Term  Government  Fund and  Limited-Term  New York Municipal Fund. They
will not be subject to the  contingent  deferred  sales  charge of  Oppenheimer
Limited-Term Government Fund or Limited-Term New York Municipal Fund.

      Shareholders  owning  shares of more than one class  must  specify  which class of shares they wish to exchange.

      |X| Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject  telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests  for  exchanges of up to 50 accounts per day from  representatives  of authorized  dealers that qualify for this privilege.

      |X|  Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an  existing  account in the fund to which the  exchange is to be made.  Otherwise,  the investors must obtain a Prospectus of that fund before the exchange  request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial  market
fluctuations),   shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

      |X| Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer  Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the  fund to be acquired are  purchased  on the  Redemption  Date,  but such  purchases  may be delayed  by  either  fund up to five  business  days if it  determines  that it would be  disadvantaged  by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to  refuse  any  exchange request  that may  disadvantage  it. For  example,  if the  receipt of multiple exchange  requests  from a dealer might  require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous  to the Fund, the Fund may refuse the request.  When you exchange  some or all of your shares from one fund to another, any special account feature
such as an Asset Builder Plan or Automatic  Withdrawal  Plan,  will be switched to the new  fund  account  unless  you tell the  Transfer  Agent  not to do so.
However,  special  redemption and exchange features such as Automatic  Exchange
Plans and  Automatic  Withdrawal  Plans  cannot be  switched  to an  account in
Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange  request,  the number of shares exchanged may be less than the number  requested if the exchange or the number  requested would include shares  subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would  include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those  cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have  different investment  objectives,  policies and risks.  A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and  should be aware  of  the  tax  consequences  of  an  exchange.  For  federal  income  tax purposes,  an exchange  transaction is treated as a redemption of shares of one fund and a purchase  of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax  consequences of reinvestment of redemption  proceeds in such cases.  The Fund,  the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal  advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

      Dividends and  Distributions.  The dividends and distributions  paid by a class of shares  will vary from time to time  depending  on market  conditions, the  composition  of the Fund's  portfolio,  and expenses  borne by the Fund or borne  separately by a class.  Dividends are calculated in the same manner,  at the  same  time,  and on the  same  day for  each  class  of  shares.  However, dividends  on Class B,  Class C and  Class N shares  are  expected  to be lower than  dividends  on Class A and Class Y shares.  That is  because of the effect of the asset-based  sales charge on Class B, Class C and Class N shares.  Those dividends  will also differ in amount as a  consequence  of any  difference  in the net asset values of the different classes of shares.

        The Fund's  practice of  attempting  to pay dividends on Class A shares at a targeted level  requires the Manager to monitor the Fund's  portfolio and,
if  necessary,   to  select  higher-yielding   securities  when  it  is  deemed
appropriate  to seek  income at the  level  needed  to meet the  target.  Those securities must be within the Fund's investment parameters however.

      Dividends,  distributions  and proceeds of the  redemption of Fund shares represented  by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be invested in shares of  Oppenheimer  Money  Market  Fund,
Inc.  Reinvestment  will be made as promptly  as  possible  after the return of such checks to the Transfer  Agent,  to enable the investor to earn a return on otherwise idle funds.  Unclaimed  accounts may be subject to state  escheatment laws,  and the Fund and the Transfer  Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

Tax  Status  of  the  Fund's  Dividends  and  Distributions.  The  Federal  tax
treatment of the Fund's  dividends and capital gains  distributions  is briefly highlighted in the Prospectus.

      Special  provisions of the Internal  Revenue Code govern the  eligibility of the Fund's  dividends  for the  dividends-received  deduction  for corporate shareholders.  Long-term  capital gains  distributions are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate  amount of qualifying  dividends that the
Fund derives from  portfolio  investments  that the Fund has held for a minimum period, usually 46 days.

A corporate  shareholder  will not be eligible  for the  deduction on dividends paid on Fund shares held
for 45 days or less.  To the extent  the  Fund's  dividends  are  derived  from gross income from option  premiums,  interest  income or short-term  gains from
the  sale  of  securities  or  dividends  from  foreign   corporations,   those
dividends will not qualify for the deduction.

      Under the Internal  Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable  investment  income earned from January 1 through
December  31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year. If it does not,  the Fund must pay an excise tax on the amounts  not  distributed.
It is  presently  anticipated  that  the Fund  will  meet  those  requirements.
However,   the  Board  of  Trustees  and  the  Manager  might  determine  in  a particular  year that it would be in the best  interests  of  shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce  the amount of income or capital gains available for distribution to shareholders.

      The Fund intends to qualify as a  "regulated  investment  company"  under the  Internal  Revenue  Code  (although  it reserves the right not to qualify).
That  qualification  enables the Fund to "pass through" its income and realized capital gains to  shareholders  without having to pay tax on them.  This avoids a double tax on that  income and capital  gains,  since  shareholders  normally will be taxed on the  dividends  and capital  gains they  receive from the Fund
(unless the Fund's shares are held in a retirement  account or the  shareholder is  otherwise  exempt  from  tax).  If  the  Fund  qualifies  as  a  "regulated investment  company"  under the Internal  Revenue  Code,  it will not be liable
for  Federal   income   taxes  on  amounts   paid  by  it  as   dividends   and
distributions.  The Fund  qualified  as a regulated  investment  company in its last  fiscal  year.  The  Internal  Revenue  Code  contains a number of complex tests  relating  to  qualification  which  the  Fund  might  not  meet  in  any particular  year.  If it did not so qualify,  the Fund would be treated for tax purposes as an ordinary  corporation  and receive no tax deduction for payments made to shareholders.

      If prior  distributions  made by the Fund must be  re-characterized  as a non-taxable  return of  capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment  policies,  they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may elect to reinvest all  dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed  above.  Reinvestment will be made  without  sales  charge at the net asset value per share in effect at the close of business on the payable date of the  dividend or  distribution.
To elect  this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund   selected  for
reinvestment.  Otherwise  the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to  establish an account.
Dividends and/or  distributions  from shares of certain other Oppenheimer funds
(other than  Oppenheimer  Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers  and
other   financial    institutions    that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary  of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes  shares of the other
Oppenheimer funds and is  sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services,  the Fund's Transfer Agent, is
a  division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and  for  paying dividends  and  distributions  to  shareholders.  It also  handles  shareholder servicing and administrative  functions.  It also acts as shareholder servicing agent for the other  Oppenheimer  funds.  Shareholders  should direct inquiries about  their  accounts  to the  Transfer  Agent at the  address  and  toll-free numbers shown on the back cover.

The  Custodian.  The Bank of New York is the  Custodian  of the Fund's  assets.
The  Custodian's  responsibilities  include  safeguarding  and  controlling the
Fund's  portfolio  securities  and handling the delivery of such  securities to and  from  the  Fund.  It will be the  practice  of the  Fund to deal  with the
Custodian in a manner  uninfluenced by any banking  relationship  the Custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the  custodian  in excess of  $100,000  are not  protected  by Federal  deposit insurance.  Those uninsured balances at times may be substantial.

Independent  Auditors.  KPMG  LLP are the  independent  auditors  of the  Fund.
They audit the Fund's  financial  statements  and perform  other  related audit services.  They also act as  auditors  for certain  other funds  advised by the
Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Global Growth & Income Fund:

We have audited the accompanying statement of assets and liabilities, including
the statement of investments, of Oppenheimer Global Growth & Income Fund as of
September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in
the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights
based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial
statements and financial highlights are free of material misstatement. An audit
includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of
securities owned as of September 30, 2000, by correspondence with the custodian
and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well
as evaluating the overall financial statement presentation. We believe that our
audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred
to above present fairly, in all material respects, the financial position of
Oppenheimer Global Growth & Income Fund as of September 30, 2000, the results of
its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for
each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP
------------
KPMG LLP

Denver, Colorado
October 20, 2000

STATEMENT OF INVESTMENTS  September 30, 2000

                                                          Market Value
                                                 Shares     See Note 1
======================================================================

 Common Stocks--91.3%
----------------------------------------------------------------------
 Basic Materials--2.3%
----------------------------------------------------------------------
 Chemicals--2.3%
 Bayer AG                                       700,000   $ 26,038,163
----------------------------------------------------------------------
 Delta & Pine Land Co.                        1,000,000     25,687,500
----------------------------------------------------------------------
 International Flavors & Fragrances, Inc.     1,000,000     18,250,000
                                                          ------------
                                                            69,975,663

----------------------------------------------------------------------
 Capital Goods--21.0%
----------------------------------------------------------------------
 Aerospace/Defense--3.5%
 Lockheed Martin Corp.                        2,000,000     65,920,000
----------------------------------------------------------------------
 Raytheon Co., Cl. B                          1,500,000     42,656,250
                                                          ------------
                                                           108,576,250

----------------------------------------------------------------------
 Electrical Equipment--5.3%
 Halma plc(1)                                20,000,000     33,118,400
----------------------------------------------------------------------
 Toshiba Corp.                               13,000,000    104,784,379
----------------------------------------------------------------------
 Ushio, Inc.                                  1,200,000     25,874,514
                                                          ------------
                                                           163,777,293

----------------------------------------------------------------------
 Industrial Services--1.8%
 Eurotunnel SA(2)                            65,000,000     56,215,250
----------------------------------------------------------------------
 Manufacturing--10.4%
 Coherent, Inc.(1,2)                          2,580,100    175,446,800
----------------------------------------------------------------------
 HAMAMATSU PHOTONICS K.K                        400,000     24,541,921
----------------------------------------------------------------------
 Shiseido Co. Ltd.                            3,000,000     37,257,079
----------------------------------------------------------------------
 Three-Five Systems, Inc.(1,2)                2,800,000     81,900,000
                                                          ------------
                                                           319,145,800

----------------------------------------------------------------------
 Consumer Cyclicals--17.6%
----------------------------------------------------------------------
 Autos & Housing--4.7%
 Black & Decker Corp.                         1,000,000     34,187,500
----------------------------------------------------------------------
 Porsche AG, Preference                          25,000     90,456,251
----------------------------------------------------------------------
 Solidere, GDR(2,3)                           3,000,000     21,000,000
                                                          ------------
                                                           145,643,751

----------------------------------------------------------------------
 Consumer Services--0.7%
 Central Parking Corp.                        1,000,000     19,812,500
----------------------------------------------------------------------
 Leisure & Entertainment--2.2%
 Carnival Corp.                                 500,000     12,312,500
----------------------------------------------------------------------
 Hasbro, Inc.                                 1,770,000     20,244,375
----------------------------------------------------------------------
 Host Marriott Corp.                          3,000,000     33,750,000
                                                          ------------
                                                            66,306,875

14 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

                                                          Market Value
                                                 Shares     See Note 1
----------------------------------------------------------------------
 Media--7.4%
 John Wiley & Sons, Inc., Cl. A(1)            2,800,000   $ 64,225,000
----------------------------------------------------------------------
 Reed International plc                       9,000,000     71,455,906
----------------------------------------------------------------------
 True North Communications, Inc.              1,000,000     35,750,000
----------------------------------------------------------------------
 Wolters Kluwer NV                            2,800,000     56,833,000
                                                          ------------
                                                           228,263,906

----------------------------------------------------------------------
 Retail: Specialty--1.7%
 Boots Co. plc                                7,000,000     52,989,441
----------------------------------------------------------------------
 Textile/Apparel & Home Furnishings--0.9%
 Hermes International SA                        200,000     28,593,000
----------------------------------------------------------------------
 Consumer Staples--10.8%
----------------------------------------------------------------------
 Beverages--3.7%
 Allied Domecq plc                           11,000,000     54,807,996
----------------------------------------------------------------------
 Bass plc                                     6,000,000     58,992,151
                                                          ------------
                                                           113,800,147

----------------------------------------------------------------------
 Broadcasting--2.4%
 ProSieben Media AG, Preference                 194,400     22,216,761
----------------------------------------------------------------------
 Sirius Satellite Radio, Inc.(2)              1,000,000     52,875,000
                                                          ------------
                                                            75,091,761

----------------------------------------------------------------------
 Food--0.3%
 Thorntons plc(1)                             6,265,000      8,614,407
----------------------------------------------------------------------
 Food & Drug Retailers--0.5%
 Whole Foods Market, Inc.(2)                    300,000     16,106,250
----------------------------------------------------------------------
 Household Goods--3.9%
 Hindustan Lever Ltd.                               380          1,722
----------------------------------------------------------------------
 Reckitt Benckiser plc                        3,999,800     48,876,767
----------------------------------------------------------------------
 Wella AG, Preference                         2,000,000     71,041,250
                                                          ------------
                                                           119,919,739

----------------------------------------------------------------------
 Financial--7.5%
----------------------------------------------------------------------
 Banks--6.4%
 AmSouth Bancorp                              3,000,000     37,500,000
----------------------------------------------------------------------
 Australia & New Zealand Banking Group Ltd.   3,000,000     21,577,344
----------------------------------------------------------------------
 Banco Popular Espanol SA                     1,000,000     30,666,875
----------------------------------------------------------------------
 Bank of Ireland                              2,000,000     15,973,250
----------------------------------------------------------------------
 Dresdner Bank AG                               700,000     30,751,595
----------------------------------------------------------------------
 Lloyds TSB Group plc                         3,000,000     27,988,005
----------------------------------------------------------------------
 Union Planters Corp.                         1,000,000     33,062,500
                                                          ------------
                                                           197,519,569

15 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  Continued

                                                          Market Value
                                                 Shares     See Note 1
----------------------------------------------------------------------
 Diversified Financial--1.1%
 Edinburgh Fund Managers Group                1,000,000 $    9,284,980
----------------------------------------------------------------------
 Rodamco Continental Europe NV                  700,000     24,401,125
                                                        --------------
                                                            33,686,105

----------------------------------------------------------------------
 Healthcare--9.7%
----------------------------------------------------------------------
 Healthcare/Drugs--9.7%
 Banyu Pharmaceutical Co.                     2,000,000     42,383,861
----------------------------------------------------------------------
 Genset, Sponsored ADR(2)                     1,000,000     27,500,000
----------------------------------------------------------------------
 Human Genome Sciences, Inc.(2)                 680,000    117,725,000
----------------------------------------------------------------------
 Millennium Pharmaceuticals, Inc.(2)            400,000     58,425,000
----------------------------------------------------------------------
 Neurogen Corp.(1,2)                          1,475,000     45,909,375
----------------------------------------------------------------------
 Neurogen Corp.(1,2,4)                          200,000      5,913,750
                                                        --------------
                                                           297,856,986

----------------------------------------------------------------------
 Technology--19.1%
----------------------------------------------------------------------
 Computer Hardware--0.9%
 Compaq Computer Corp.                        1,000,000     27,580,000
----------------------------------------------------------------------
 Computer Services--0.9%
 Getronics NV                                 2,800,000     28,119,980
----------------------------------------------------------------------
 Computer Software--6.9%
 Computer Associates International, Inc.      1,000,000     25,187,500
----------------------------------------------------------------------
 Lernout & Hauspie Speech Products NV(2)      2,000,000     26,250,000
----------------------------------------------------------------------
 Sybase, Inc.(1,2)                            7,000,000    161,000,000
                                                        --------------
                                                           212,437,500

----------------------------------------------------------------------
 Communications Equipment--5.7%
 QUALCOMM, Inc.(2)                            2,000,000    142,500,000
----------------------------------------------------------------------
 Toyo Communications Equipment Co. Ltd.       2,800,000     31,223,395
                                                        --------------
                                                           173,723,395

----------------------------------------------------------------------
 Electronics--3.9%
 National Semiconductor Corp.(2)              3,000,000    120,750,000
----------------------------------------------------------------------
 Photography--0.8%
 Polaroid Corp.                               1,800,000     24,187,500
----------------------------------------------------------------------
 Transportation--2.2%
----------------------------------------------------------------------
 Railroads & Truckers--2.2%
 Norfolk Southern Corp.                       1,900,000     27,787,500
----------------------------------------------------------------------
 Union Pacific Corp.                          1,000,000     38,875,000
                                                        --------------
                                                            66,662,500

----------------------------------------------------------------------
 Utilities--1.1%
----------------------------------------------------------------------
 Electric Utilities--1.1%
 GPU, Inc.                                    1,000,000     32,437,500
                                                        --------------
 Total Common Stocks (Cost $2,513,960,018)               2,807,793,068

16 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

Market Value

Shares         See Note 1
=================================================================================================
 Rights, Warrants and Certificates--0.1%

 CD Radio, Inc. Wts., Exp. 5/15/09(3) (Cost $880,147)
18,000       $  2,439,000

                                                                     Principal
                                                                        Amount
=================================================================================================
 Foreign Government Obligations--3.3%

 France (Government of) Obligations
 Assimilables du Tresor Gtd. Principal Strips,
 Series AP23, Zero Coupon, 5.96%, 4/25/23(5) [EUR]
$200,000,000         48,488,080
-------------------------------------------------------------------------------------------------
 France (Government of) Obligations
 Assimilables du Tresor Principal Strips,
 Series AP29, Zero Coupon, 5.78%, 4/25/29(5) [EUR]
300,000,000         53,995,763

------------
 Total Foreign Government Obligations (Cost
$111,763,131)                             102,483,843

=================================================================================================
 Non-Convertible Corporate Bonds and Notes--1.0%

 Bangkok Bank Public Co. Ltd., 8.75% Sub. Nts., 3/15/07(3)
6,175,000          5,418,309
-------------------------------------------------------------------------------------------------
 IBJ Preferred Capital Co. (The) LLC, 8.79% Bonds, 12/29/49(3,6)
10,000,000          9,021,430
-------------------------------------------------------------------------------------------------
 Sirius Satellite Radio, Inc., 15.50% Sr. Sec. Nts., 5/15/09
16,500,000         14,726,250

------------
 Total Non-Convertible Corporate Bonds and Notes (Cost
$29,289,314)                    29,165,989

=================================================================================================
 Convertible Corporate Bonds and Notes--0.2%

 Reckitt & Colman plc, 9.50% Cv. Capital Bonds, 3/31/05
 (Cost $7,670,962)
2,800,000          7,286,048

=================================================================================================
 Structured Instruments--0.0%

 Credit Suisse First Boston Corp. (New York Branch),
 Russian Obligatzii Federal'nogo Zaima Linked Nts.:
 Series 25023, 14%, 9/12/01(4) [RUR]
29,490,000            891,536
 Series 27003, 20.11%, 6/5/02(4,6) [RUR]
508,370             14,981
 Series 27004, 20.11%, 9/18/02(4,6) [RUR]
1,800,760             52,288
 Series 27005, 20.11%, 10/9/02(4,6) [RUR]
2,253,770             64,039
 Series 27006, 20.11%, 1/22/03(4,6) [RUR]
5,329,810            148,315
 Series 27007, 20.11%, 2/5/03(4,6) [RUR]
2,003,270             55,623
 Series 27009, 20.11%, 6/4/03(4,6) [RUR]
78,300              2,133
 Series 27011, 20.11%, 10/8/03(4,6) [RUR]
2,871,710             75,219

------------
 Total Structured Instruments (Cost
$2,646,874)                                         1,304,134

17 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  Continued

Principal       Market Value

Amount         See Note 1
=================================================================================================
 Repurchase Agreements--4.3%

 Repurchase agreement with Banc One Capital Markets, Inc., 6.45%, dated 9/29/00, to be repurchased at $130,980,364 on 10/2/00, collateralized by U.S. Treasury Bonds, 5.25%-15.75%,
 11/15/01-5/15/30, with a value of $55,812,830, U.S. Treasury
 Nts., 4.25%-8.50%, 11/15/00-11/15/08, with a value of
 $77,824,581 and U.S. Treasury Bills, 11/9/00, with a value of
 $26,819 (Cost $130,910,000)
$130,910,000     $  130,910,000
-------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $2,797,120,446)
100.2%     3,081,382,082
-------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets
(0.2)        (6,385,427)

-------------------------------
 Net Assets
100.0%    $3,074,996,655

===============================

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR  Euro
RUR  Russian Ruble

1. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended September 30,
2000. The aggregate fair value of securities of affiliated companies held by the
Fund as of September 30, 2000, amounts to $576,127,732. Transactions during the
period in which the issuer was an affiliate are as follows:

                                     Shares
Shares
                                  Sept. 30,        Gross        Gross
Sept. 30,     Dividend
                                       1999    Additions   Reductions
2000       Income
-----------------------------------------------------------------------------------------------

 Coherent, Inc.                   1,900,000      680,100           --
2,580,100   $       --
 Halma plc                       10,000,000   10,000,000           --
20,000,000      981,640
 John Wiley & Sons, Inc., Cl  A          --    2,878,500       78,500
2,800,000      115,140
 Neurogen Corp.                   1,225,000      250,000           --
1,475,000           --
 Neurogen Corp.                          --      200,000           --
200,000           --
 Piccadilly Cafeterias, Inc.        650,000      100,000
750,000           --      168,000
 Sybase, Inc.                     3,300,000    3,700,000           --
7,000,000           --
 Thorntons plc                    6,265,000           --           --
6,265,000      675,112
 Three-Five Systems, Inc.                --    2,800,000           --
2,800,000           --

----------

$1,939,892

==========

2. Non-income-producing security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have
been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $37,878,739 or 1.23% of the Fund's net assets as of September 30, 2000.
4. Identifies issues considered to be illiquid or restricted--See Note 6 of
Notes to Financial Statements.
5. For zero coupon bonds, the interest rate shown is the effective yield on the
date of purchase.
6. Represents the current interest rate for a variable or increasing rate security.

18 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

Footnotes to Statement of Investments Continued

="Times New Roman, Times, Serif" SIZE=2>Distribution of investments representing geographic diversification, as a percentage of total investments at value, is as follows:

 Geographical Diversification                          Market Value
Percent
-------------------------------------------------------------------------------------

 United States
$1,755,060,981             57.0%
 Great Britain
373,414,099             12.1
 Japan
266,065,149              8.6
 Germany
240,504,020              7.8
 France
214,792,093              7.0
 The Netherlands
109,354,106              3.5
 Spain
30,666,875              1.0
 Belgium
26,250,000              0.9
 Australia
21,577,344              0.7
 Lebanon
21,000,000              0.7
 Ireland
15,973,250              0.5
 Hong Kong
5,418,309              0.2
 Russia
1,304,134              0.0
 India
1,722              0.0

--------------------------------
 Total
$3,081,382,082            100.0%

================================

See accompanying Notes to Financial Statements.

19 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2000

================================================================================================

 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost
$2,320,345,530)                                     $2,505,254,350
 Affiliated companies (cost
$476,774,916)                                            576,127,732

--------------

3,081,382,082
------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency
contracts                                   108,218
------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest
sold                                                   19,573,641
 Investments
sold
6,416,217
 Interest and
dividends
4,969,204

Other
78,242

--------------
 Total
assets
3,112,527,604

================================================================================================
 Liabilities

 Bank
overdraft
76,594
------------------------------------------------------------------------------------------------
 Bank overdraft--foreign
currencies                                                       18,851
------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency
contracts                                    24,345
------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments
purchased
26,029,789
 Shares of beneficial interest
redeemed                                                7,832,828
 Distribution and service plan
fees                                                    1,813,952
 Transfer and shareholder servicing agent
fees                                           485,581
 Trustees'
compensation
411,493

Other
837,516

--------------
 Total
liabilities
37,530,949

================================================================================================
 Net
Assets
$3,074,996,655

==============
================================================================================================
 Composition of Net Assets

 Paid-in
capital
$2,707,854,397
------------------------------------------------------------------------------------------------
 Undistributed net investment
income                                                   2,930,760
------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and
 foreign currency
transactions                                                        79,976,986
------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies                            284,234,512

--------------
 Net
Assets
$3,074,996,655

==============
================================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,566,609,229 and 52,188,778 shares of beneficial interest
outstanding)                 $30.02
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                              $31.85
------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,013,613,500 and 34,249,693 shares of beneficial interest
outstanding)                 $29.59
------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$494,773,926
 and 16,708,263 shares of beneficial interest
outstanding)                                $29.61

See accompanying Notes to Financial Statements.

20 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2000

==============================================================================================

 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of
$1,425,074)          $ 21,812,231
 Affiliated companies (net of foreign withholding taxes of
$183,959)                 1,939,892
----------------------------------------------------------------------------------------------
 Interest (net of foreign withholding taxes of
$468)                                19,411,303

------------
 Total
income
43,163,426

==============================================================================================
 Expenses

 Management
fees
16,141,590
----------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
2,704,750
 Class
B
7,093,913
 Class
C
3,784,605
----------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent
fees                                       3,498,152
----------------------------------------------------------------------------------------------
 Custodian fees and
expenses                                                           577,928
----------------------------------------------------------------------------------------------
 Trustees'
compensation
347,022
----------------------------------------------------------------------------------------------

Other
1,297,063

------------
 Total
expenses
35,445,023
 Less expenses paid
indirectly                                                         (31,667)

------------
 Net
expenses
35,413,356

==============================================================================================
 Net Investment
Income                                                               7,750,070

==============================================================================================
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments:
  Unaffiliated
companies
115,641,171
  Affiliated
companies
(5,967,430)
 Foreign currency
transactions                                                     (15,289,391)

------------
 Net realized
gain
94,384,350

----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:

Investments
227,271,116
 Translation of assets and liabilities denominated in foreign
currencies           (89,416,074)

------------
 Net
change
137,855,042

------------
 Net realized and unrealized
gain                                                  232,239,392

==============================================================================================
 Net Increase in Net Assets Resulting from
Operations                             $239,989,462

============

See accompanying Notes to Financial Statements.

21 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended September 30,
2000               1999
==========================================================================================

 Operations

 Net investment income                                   $    7,750,070
$ 11,989,973
------------------------------------------------------------------------------------------
 Net realized gain
94,384,350         57,344,608
------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
137,855,042        202,378,947

---------------------------------
 Net increase in net assets resulting from operations
239,989,462        271,713,528

==========================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A
(7,835,342)        (2,129,087)
 Class B
(3,084,311)          (473,352)
 Class C
(1,772,302)          (381,559)
------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A
(31,271,081)       (34,264,677)
 Class B
(16,981,850)       (13,697,971)
 Class C
(10,491,491)       (11,497,333)

==========================================================================================
 Beneficial Interest Transactions

 Net increase in net assets resulting from
 beneficial interest transactions:
 Class A
981,112,803        152,013,727
 Class B
744,119,129        101,665,724
 Class C
306,336,156         46,473,370

==========================================================================================
 Net Assets

 Total increase
2,200,121,173        509,422,370
------------------------------------------------------------------------------------------
 Beginning of period
874,875,482        365,453,112

---------------------------------
 End of period (including undistributed net investment
 income of $2,930,760 and $12,010,868, respectively)     $3,074,996,655
$874,875,482

=================================

See accompanying Notes to Financial Statements.

22 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

 Class A       Year Ended September 30,              2000       1999
1998       1997       1996
=====================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period              $23.37     $16.03
$19.36     $15.62     $14.98
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .11        .41
 .29        .40        .47
 Net realized and unrealized gain (loss)             8.19       9.64
(1.90)      5.12       1.40

--------------------------------------------------
 Total income (loss) from investment operations      8.30      10.05
(1.61)      5.52       1.87
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.33)      (.15)
(.63)      (.40)      (.40)
 Dividends in excess of net investment income          --         --
(.02)        --         --
 Distributions from net realized gain               (1.32)     (2.56)
(1.07)     (1.38)      (.83)

--------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (1.65)     (2.71)
(1.72)     (1.78)     (1.23)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $30.02     $23.37
$16.03     $19.36     $15.62

==================================================

=====================================================================================================
 Total Return, at Net Asset Value(1)                36.54%     70.06%
(8.77)%    38.83%     13.28%

=====================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)           $1,567       $482
$213       $182       $120
-----------------------------------------------------------------------------------------------------
 Average net assets (in millions)                  $1,159       $310
$216       $142       $115
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                               0.72%      2.51%
1.62%      2.47%      2.65%
 Expenses                                            1.20%      1.33%
1.36%(3)   1.43%(3)   1.52%(3)
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               48%        98%
117%        91%       208%

="Times New Roman, Times, Serif" SIZE=2>1. Assumes a $1,000
hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 2. Annualized for periods of less than one full year.

3. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

23 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS  Continued

 Class B       Year Ended September 30,              2000       1999
1998       1997       1996(1)
=====================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period              $23.15     $15.95
$19.27     $15.57     $14.72
-----------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.02)       .29
 .23        .30        .36
 Net realized and unrealized gain (loss)             8.02       9.55
(1.96)      5.06       1.63

--------------------------------------------------
 Total income (loss) from investment operations      8.00       9.84
(1.73)      5.36       1.99
-----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.24)      (.08)
(.51)      (.28)      (.31)
 Dividends in excess of net investment income          --         --
(.01)        --         --
 Distributions from net realized gain               (1.32)     (2.56)
(1.07)     (1.38)      (.83)

--------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (1.56)     (2.64)
(1.59)     (1.66)     (1.14)
-----------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $29.59     $23.15
$15.95     $19.27     $15.57

==================================================

=====================================================================================================
 Total Return, at Net Asset Value(2)                35.48%     68.80%
(9.42)%    37.69%     14.33%

=====================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)           $1,014       $235
$82        $37         $8
-----------------------------------------------------------------------------------------------------
 Average net assets (in millions)                  $  711       $135
$63        $17         $4
-----------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                       (0.05)%     1.76%
1.42%      1.77%      1.64%
 Expenses                                            1.97%      2.08%
2.11%(4)   2.15%(4)   2.28%(4)
-----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               48%        98%
117%        91%       208%

1. For the period from October 10, 1995 (inception of offering) to September
30,
1996.

="Times New Roman, Times, Serif" SIZE=2>2. Assumes a $1,000
hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.

4. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

24 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

 Class C       Year Ended September 30,                 2000
1999         1998         1997         1996
================================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period                 $23.15
$15.95       $19.26       $15.55       $14.92
----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           (.07)
 .29          .17          .28          .35
 Net realized and unrealized gain (loss)                8.07
9.55        (1.91)        5.08         1.40

----------------------------------------------------------
 Total income (loss) from investment operations         8.00
9.84        (1.74)        5.36         1.75
----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.22)
(.08)        (.48)        (.27)        (.29)
 Dividends in excess of net investment income             --
--         (.02)          --           --
 Distributions from net realized gain                  (1.32)
(2.56)       (1.07)       (1.38)        (.83)

----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (1.54)
(2.64)       (1.57)       (1.65)       (1.12)
----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                       $29.61
$23.15       $15.95       $19.26       $15.55

==========================================================

================================================================================================================
 Total Return, at Net Asset Value(1)                   35.49%
68.79%       (9.43)%      37.74%       12.45%

================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)                $495
$157          $71          $56          $36
----------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                       $377
$105          $66          $43          $31
----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income (loss)                          (0.05)%
1.76%        0.86%        1.71%        1.87%
 Expenses                                               1.98%
2.08%        2.12%(3)     2.18%(3)     2.28%(3)
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  48%
98%         117%          91%         208%

="Times New Roman, Times, Serif" SIZE=2>1. Assumes a $1,000
hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 2. Annualized for periods of less than one full year.

3. Expense ratio has not been grossed up to reflect the effect of expenses paid
indirectly.

See accompanying Notes to Financial Statements.

25 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Significant Accounting Policies

="Times New Roman, Times, Serif" SIZE=2>Oppenheimer Global Growth
& Income Fund (the Fund) is registered under the Investment Company Act of
1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

="Times New Roman, Times, Serif" SIZE=2>        The
Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A,
B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Securities Valuation.
Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the
Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Structured Notes. The Fund
invests in foreign-currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes’ volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of September 30, 2000, these securities resulted in unrealized losses of $1,342,740. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained
in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

26 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

     The effect of changes in foreign currency exchange rates on investments is
separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains
and
losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Repurchase Agreements. The
Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Allocation of Income,
Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class.
Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Federal Taxes. The Fund
intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Trustees’
Compensation. The Fund has adopted an unfunded retirement plan for the
Fund’s independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended September 30, 2000, a provision of $252,666 was made for the
Fund’s projected benefit obligations and payments of $4,006 were made to retired trustees, resulting in an accumulated liability of $342,674 as of
September 30, 2000.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a
portion of annual compensation they are entitled to receive from the Fund.
Under
the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the
Board
of Trustees under the plan will be determined based upon the performance of the
selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

27 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
1. Significant Accounting Policies Continued

="Times New Roman, Times, Serif" SIZE=2>Dividends and Distributions
to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Classification of Dividends
and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

="Times New Roman, Times, Serif" SIZE=2>        The
Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended
September 30, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $13,564,776, a decrease in undistributed net investment income of $4,138,223, and a decrease in accumulated net realized gain on investments of $9,426,553. This reclassification includes $13,573,239 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains
and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal
income tax purposes.

="Times New Roman, Times, Serif" SIZE=2>        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

28 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial
interest of each class. Transactions in shares of beneficial interest were as follows:

                                    Year Ended September 30, 2000       Year
Ended September 30, 1999
                                    Shares                 Amount
Shares           Amount
-----------------------------------------------------------------------------------------------------
 Class A

 Sold                           48,249,256         $1,508,567,020
12,286,834    $ 257,043,828
 Dividends and/or
 distributions reinvested        1,338,610             35,178,235
2,127,688       34,784,772
 Redeemed                      (18,041,825)          (562,632,452)
(7,045,802)    (139,814,873)

----------------------------------------------------------------------
 Net increase                   31,546,041         $  981,112,803
7,368,720    $ 152,013,727

======================================================================
-----------------------------------------------------------------------------------------------------
 Class B
 Sold                           27,033,503         $  838,239,307
5,723,532    $ 117,423,335
 Dividends and/or
 distributions reinvested          726,294             18,934,489
827,997       13,450,551
 Redeemed                       (3,662,042)          (113,054,667)
(1,531,721)     (29,208,162)

----------------------------------------------------------------------
 Net increase                   24,097,755         $  744,119,129
5,019,808    $ 101,665,724

======================================================================
-----------------------------------------------------------------------------------------------------
 Class C
 Sold                           11,521,419         $  358,605,578
2,812,202    $  56,628,274
 Dividends and/or
 distributions reinvested          441,189             11,506,213
682,703       11,089,724
 Redeemed                       (2,051,674)           (63,775,635)
(1,138,460)     (21,244,628)

----------------------------------------------------------------------
 Net increase                    9,910,934         $  306,336,156
2,356,445    $  46,473,370

======================================================================

================================================================================
3. Purchases and Sales of Securities

="Times New Roman, Times, Serif" SIZE=2>The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2000, were $2,874,762,205 and
$1,031,928,767, respectively.

="Times New Roman, Times, Serif" SIZE=2>As of September 30, 2000,
unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $2,798,184,007 was:

Gross unrealized appreciation $ 619,527,363
Gross unrealized depreciation  (336,329,288)

Net unrealized appreciation   $ 283,198,075
                              =============

29 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the
investment advisory agreement with the Fund which provides for a fee of 0.80%
of
the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion
and 0.67% of average annual net assets in excess of $2 billion. The Fund's management fee for the year ended September 30, 2000 was an annualized rate of
0.72%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager,
acts as the transfer and shareholder servicing agent for the Fund on an
"at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.
--------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Distribution and Service
Plan Fees. Under its General Distributor’s Agreement with the Manager, the
Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period
indicated.

                       Aggregate        Class A     Commissions
Commissions    Commissions
                       Front-End      Front-End      on Class A     on Class
B     on Class C
                   Sales Charges  Sales Charges          Shares
Shares         Shares
                      on Class A    Retained by     Advanced by    Advanced
by    Advanced by
 Year Ended               Shares    Distributor  Distributor(1)
Distributor(1) Distributor(1)
---------------------------------------------------------------------------------------------

 September 30, 2000   $9,517,783     $2,451,701        $826,132
$21,027,298     $2,595,948

1. The Distributor advances commission payments to dealers for certain sales of
Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                              Class A                  Class
B                 Class C
                  Contingent Deferred      Contingent Deferred     Contingent
Deferred
                        Sales Charges            Sales Charges
Sales Charges
 Year Ended   Retained by Distributor  Retained by Distributor Retained by
Distributor
--------------------------------------------------------------------------------------

 September 30, 2000           $13,693
$833,869                 $89,710

     The Fund has adopted a Service Plan for Class A shares and Distribution
and
Service Plans for Class B and Class C shares under Rule 12b-1 of the
Investment
Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

30 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to
the Distributor at a rate of up to 0.25% of average annual net assets of
Class A
shares purchased. The Distributor makes payments to plan recipients quarterly at
an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended September 30, 2000, payments under the Class A plan totaled $2,704,750 prior to Manager waiver if applicable,
all of which were paid by the Distributor to recipients, and included $169,538 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in
subsequent years.
--------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Class B and Class C
Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

     The Distributor retains the asset-based sales charge on Class B shares.
The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class
B
and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

="Times New Roman, Times, Serif" SIZE=2>        The
Distributor’s actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the
Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended September 30,
2000,
were as follows:

                                                      Distributor's
Distributor's
                                                          Aggregate
Unreimbursed
                                                       Unreimbursed
Expenses as %
                   Total Payments    Amount Retained       Expenses     of
Net Assets
                       Under Plan     by Distributor     Under Plan
of Class
--------------------------------------------------------------------------------------

 Class B Plan           $7,093,913        $6,273,728
$23,557,541              2.32%
 Class C Plan            3,784,605         1,818,631
3,969,451              0.80

31 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
5. Foreign Currency Contracts

="Times New Roman, Times, Serif" SIZE=2>A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

="Times New Roman, Times, Serif" SIZE=2>        The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

="Times New Roman, Times, Serif" SIZE=2>        The
Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of
Investments
where applicable.

As of September 30, 2000, the Fund had outstanding foreign currency contracts as
follows:

                                Expiration        Contract  Valuation as
of     Unrealized       Unrealized
 Contract Description                 Date  Amounts (000s)   Sept. 30, 2000
Appreciation     Depreciation
-----------------------------------------------------------------------------------------------------------
 Contracts to Purchase

 British Pound Sterling (GBP)      10/5/00        GBP6,681
$9,879,290       $ 47,919          $    --
 Euro (EUR)                        10/5/00        EUR9,948
8,781,299         59,887               --

-------------------------

107,806               --

-------------------------
 Contracts to Sell
 Euro (EUR)                        10/2/00-
                                   10/4/00        EUR6,065
5,353,181            412           24,345

-------------------------
 Total Unrealized Appreciation and
Depreciation                                   $108,218          $24,345

=========================

32 | OPPENHEIMER GLOBAL GROWTH & INCOME FUND

================================================================================
6. Illiquid or Restricted Securities

="Times New Roman, Times, Serif" SIZE=2>As of September 30, 2000,
investments in securities included issues that are illiquid or restricted.
Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of
Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2000, was $7,217,884, which represents 0.23% of the Fund’s net assets, of which $5,913,750 is considered restricted.
Information concerning restricted securities is as follows:

                                                                  Valuation
                                                             Per Unit as of
 Security                  Acquisition Date   Cost Per Unit  Sept. 30, 2000
---------------------------------------------------------------------------
 Stocks and Warrants

 Neurogen Corp.                     6/26/00          $25.00          $29.57

================================================================================
7. Bank Borrowings

="Times New Roman, Times, Serif" SIZE=2>The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%.
The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus
0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

     The Fund had no borrowings outstanding during the year ended September
30,
2000.

="Times New Roman, Times, Serif" SIZE=2>Appendix A

-------------------------------------------------------------------------------
                         RATINGS DEFINITIONS
-------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

="Times New Roman, Times, Serif" SIZE=2>Moody’s
Investors Service, Inc.

-------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

="Times New Roman, Times, Serif" SIZE=2>Aaa: Bonds rated
“Aaa” are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

="Times New Roman, Times, Serif" SIZE=2>Aa: Bonds rated
“Aa” are judged to be of high quality by all standards. Together with the “Aaa” group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of
“Aaa” securities.

="Times New Roman, Times, Serif" SIZE=2>A: Bonds rated
“A” possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

="Times New Roman, Times, Serif" SIZE=2>Baa: Bonds rated
“Baa” are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

="Times New Roman, Times, Serif" SIZE=2>Ba: Bonds rated
“Ba” are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

="Times New Roman, Times, Serif" SIZE=2>B: Bonds rated
“B” generally lack characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

="Times New Roman, Times, Serif" SIZE=2>Con. (…): Bonds
for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a)
earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or
(d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

="Times New Roman, Times, Serif" SIZE=2>Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from
“Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier
“3” indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - Taxable Debt

="Times New Roman, Times, Serif" SIZE=2>These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

="Times New Roman, Times, Serif" SIZE=2>Prime-2: Issuer has
a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation.
Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

="Times New Roman, Times, Serif" SIZE=2>Prime-3: Issuer has
an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

="Times New Roman, Times, Serif" SIZE=2>Standard &
Poor’s Rating Services

-------------------------------------------------------------------------------

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest  rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the  obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest  rated  obligations  only in small degree.  The  obligor's  capacity  to  meet  its  financial  commitment  on the obligation is very strong.

="Times New Roman, Times, Serif" SIZE=2>A: Bonds rated
“A” are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

="Times New Roman, Times, Serif" SIZE=2>BBB: Bonds rated
“BBB” exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

="Times New Roman, Times, Serif" SIZE=2>BB, B, CCC,
CC, and C

="Times New Roman, Times, Serif" SIZE=2>Bonds rated “BB”,
“B”, “CCC”, “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation, and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

="Times New Roman, Times, Serif" SIZE=2>BB: Bonds rated
“BB” are less vulnerable to nonpayment than other speculative issues.
However, these face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

="Times New Roman, Times, Serif" SIZE=2>B: Bonds rated
“B” are more vulnerable to nonpayment than obligations rated
“BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

="Times New Roman, Times, Serif" SIZE=2>CCC: Bonds rated
“CCC” are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

="Times New Roman, Times, Serif" SIZE=2>C: A subordinated
debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

="Times New Roman, Times, Serif" SIZE=2>D: Bonds rated
“D” are in default. Payments on the obligation are not being made on the date due even if the applicable grace period has not expired, unless
Standard and Poor’s believes that such payments will be made during such grace period. The “D” rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

="Times New Roman, Times, Serif" SIZE=2>The ratings from
“AA” to “CCC” may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.
The “r” symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

="Times New Roman, Times, Serif" SIZE=2>A-1: Obligation is
rated in the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor’s capacity to meet its financial obligation is extremely strong.

="Times New Roman, Times, Serif" SIZE=2>A-2: Obligation is
somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

="Times New Roman, Times, Serif" SIZE=2>A-3: Obligation
exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

="Times New Roman, Times, Serif" SIZE=2>B: Obligation is
regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation.
However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: Obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

="Times New Roman, Times, Serif" SIZE=2>D: Obligation is in
payment default. Payments on the obligation have not been made on the due date even if the applicable grace period has not expired, unless Standard and
Poor’s believes that such payments will be made during such grace period.
The “D” rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

="Times New Roman, Times, Serif" SIZE=2>Fitch, Inc.

-------------------------------------------------------------------------------

International Long-Term Credit Ratings

="Times New Roman, Times, Serif" SIZE=2>Investment
Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

="Times New Roman, Times, Serif" SIZE=2>Speculative
Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

="Times New Roman, Times, Serif" SIZE=2>DDD, DD, and D:
Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.
“DD” indicates potential recoveries in the range of 50%-90%, and
“D” the lowest recovery potential, i.e., below 50%.

="Times New Roman, Times, Serif" SIZE=2>Entities rated in this category have defaulted on some or all of their obligations. Entities rated
“DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated
“D” have a poor prospect for repaying all obligations.

="Times New Roman, Times, Serif" SIZE=2>Plus (+) and minus (-)
signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the
“AAA” category or to categories below “CCC,” nor to short-term ratings other than “F1” (see below).

="Times New Roman, Times, Serif" SIZE=2>International
Short-Term Credit Ratings

F1:  Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

                                      B-1

="Times New Roman, Times, Serif" SIZE=2>Appendix B

-------------------------------------------------------------------------------
                      Industry Classifications
-------------------------------------------------------------------------------

Aerospace/Defense                   Food and Drug Retailers
Air Transportation                  Gas Utilities
Asset-Backed                        Health Care/Drugs
Auto Parts and Equipment            Health Care/Supplies & Services
Automotive                          Homebuilders/Real Estate
Bank Holding Companies              Hotel/Gaming
Banks                               Industrial Services
Beverages                           Information Technology
Broadcasting                        Insurance
Broker-Dealers                      Leasing & Factoring
Building Materials                  Leisure
Cable Television                    Manufacturing
Chemicals                           Metals/Mining
Commercial Finance                  Nondurable Household Goods
Communication Equipment             Office Equipment
Computer Hardware                   Oil - Domestic
Computer Software                   Oil - International
Conglomerates                       Paper
Consumer Finance                    Photography
Consumer Services                   Publishing
Containers                          Railroads & Truckers
Convenience Stores                  Restaurants
Department Stores                   Savings & Loans
Diversified Financial               Shipping
Diversified Media                   Special Purpose Financial
Drug Wholesalers                    Specialty Printing
Durable Household Goods             Specialty Retailing
Education                           Steel
Electric Utilities                  Telecommunications     -     Long
                                    Distance
Electrical Equipment                Telephone - Utility
Electronics                         Textile,     Apparel    &    Home
                                    Furnishings
Energy Services                     Tobacco
Entertainment/Film                  Trucks and Parts
Environmental                       Wireless Services
Food

                                     C-14

="Times New Roman, Times, Serif" SIZE=2>Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

="Times New Roman, Times, Serif" SIZE=2>In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the
Oppenheimer funds or the contingent deferred sales charge that may apply to
Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc.,
(referred to in this document as the “Distributor”), or by dealers or other financial institutions that offer those shares to certain classes of investors.

="Times New Roman, Times, Serif" SIZE=2>Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to
Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

="Times New Roman, Times, Serif" SIZE=2>For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term “Retirement
Plan” refers to the following types of plans: (1) plans qualified under
Sections 401(a) or 401(k) of the Internal Revenue

         Code,
(2)   non-qualified deferred compensation plans,
(3)   employee benefit plans3
(4)   Group Retirement Plans4
(5)   403(b)(7) custodial plan accounts
(6)   Individual Retirement Accounts ("IRAs"), including traditional IRAs,
         Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

="Times New Roman, Times, Serif" SIZE=2>The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the “Transfer Agent”) of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or
OppenheimerFunds, Inc. (referred to in this document as the
“Manager”).

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.      Applicability of Class A Contingent Deferred Sales Charges in Certain
                                        Cases

="Times New Roman, Times, Serif" SIZE=2>Purchases of Class A Shares
of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be
Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

="Times New Roman, Times, Serif" SIZE=2>        There is no initial sales charge on purchases of Class A shares of any of the
Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the
Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under “Class A
Contingent Deferred Sales Charge.”5 This waiver provision applies to:

-     Purchases of Class A shares aggregating $1 million or more.
-     Purchases of Class A shares by a Retirement Plan that was permitted to

 
="Times New Roman, Times, Serif" SIZE=2>
purchase
such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.

-     Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:

="Times New Roman, Times, Serif" SIZE=2>(1)
=3>
through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

="Times New Roman, Times, Serif" SIZE=2>(2)
=3>
by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.

 
="Times New Roman, Times, Serif" SIZE=2>
-
Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:

="Times New Roman, Times, Serif" SIZE=2>(1)
=3>
The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc.
(“Merrill Lynch”) on a daily valuation basis for the Retirement Plan.
On the date the plan sponsor signs the record-keeping service agreement with
Merrill Lynch, the Plan must have $3 million or more of its assets invested in
(a) mutual funds, other than those advised or managed by Merrill Lynch
Investment Management, L.P. (“MLIM”), that are made available under a
Service Agreement between Merrill Lynch and the mutual fund’s principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as “Applicable Investments”).

="Times New Roman, Times, Serif" SIZE=2>(2)
=3>
The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.

="Times New Roman, Times, Serif" SIZE=2>(3)
=3>
The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the
Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

 
="Times New Roman, Times, Serif" SIZE=2>
-
Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001.

II.             Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
-     The Manager or its affiliates.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Present or former officers, directors, trustees and employees (and their
“immediate families”) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
“immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
(step-children, step-parents, etc.) are included.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the
Distributor at the time of purchase that the purchase is for the purchaser’s own account (or for the benefit of such employee’s spouse or minor children).

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients.
Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
“Rabbi trusts” that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.

="Times New Roman, Times, Serif" SIZE=2>        -
A unit investment trust that has entered into an appropriate agreement with the
Distributor.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a),
401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose
Class B or Class C shares of a Former Quest for Value Fund were exchanged for
Class A shares of that Fund due to the termination of the Class B and Class C
TRAC-2000 program on November 24, 1995.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
A qualified Retirement Plan that had agreed with the former Quest for Value
Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

 
="Times New Roman, Times, Serif" SIZE=2>
-
Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash
Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker’s customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Shares purchased with the proceeds of maturing principal units of any Qualified
Unit Investment Liquid Trust Series.

="Times New Roman, Times, Serif" SIZE=2>        -
Shares purchased by the reinvestment of loan repayments by a participant in a
Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

="Times New Roman, Times, Serif" SIZE=2>The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

 
="Times New Roman, Times, Serif" SIZE=2>
- To
make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to “Shareholder Account Rules and
Policies,” in the applicable fund Prospectus).

="Times New Roman, Times, Serif" SIZE=2>-
=3>
For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

="Times New Roman, Times, Serif" SIZE=2>(1)
=3>
Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established.

(2)   To return excess contributions.
(3)   To return contributions made due to a mistake of fact.
(4)   Hardship withdrawals, as defined in the plan.6
(5)   Under a Qualified Domestic Relations Order, as defined in the Internal

 
="Times New Roman, Times, Serif" SIZE=2>
Revenue
Code, or, in the case of an IRA, a divorce or separation agreement described in
Section 71(b) of the Internal Revenue Code.

(6)   To meet the minimum distribution requirements of the Internal Revenue
         Code.

="Times New Roman, Times, Serif" SIZE=2>(7)
=3>
To make “substantially equal periodic payments” as described in
Section 72(t) of the Internal Revenue Code.

(8)   For loans to participants or beneficiaries.
(9)   Separation from service.7

="Times New Roman, Times, Serif" SIZE=2>(10)
=3>
Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

(11)

      Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored
         IRA.

 
="Times New Roman, Times, Serif" SIZE=2>
-
For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

   III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer

="Times New Roman, Times, Serif" SIZE=2>Funds

="Times New Roman, Times, Serif" SIZE=2>The Class B, Class C and
Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

="Times New Roman, Times, Serif" SIZE=2>The Class B, Class C and
Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases: - Shares redeemed involuntarily, as described in
“Shareholder Account

      Rules and Policies," in the applicable Prospectus.
-     Redemptions from accounts other than Retirement Plans following the

 
="Times New Roman, Times, Serif" SIZE=2>
death
or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

="Times New Roman, Times, Serif" SIZE=2>        -
Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose. - Redemptions requested in writing by a Retirement Plan sponsor of

="Times New Roman, Times, Serif" SIZE=2>Class C shares of an
Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan’s first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Distributions from Retirement Plans or other employee benefit plans for any of the following purposes:

="Times New Roman, Times, Serif" SIZE=2>(1)
=3>
Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant’s account was established in an Oppenheimer fund.

(2)   To return excess contributions made to a participant's account.
(3)   To return contributions made due to a mistake of fact.
(4)   To make hardship withdrawals, as defined in the plan.9
(5)   To make distributions required under a Qualified Domestic Relations

 
="Times New Roman, Times, Serif" SIZE=2>
Order
or, in the case of an IRA, a divorce or separation agreement described in
Section 71(b) of the Internal Revenue Code.

(6)   To meet the minimum distribution requirements of the Internal Revenue
         Code.

="Times New Roman, Times, Serif" SIZE=2>(7)
=3>
To make “substantially equal periodic payments” as described in
Section 72(t) of the Internal Revenue Code.

="Times New Roman, Times, Serif" SIZE=2>(8) For loans to
participants or beneficiaries.10 (9) On account of the
participant’s separation from service.11 (10)
Participant-directed redemptions to purchase shares of a mutual fund

 
="Times New Roman, Times, Serif" SIZE=2>
(other
than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.

="Times New Roman, Times, Serif" SIZE=2>(11)
=3>
Distributions made on account of a plan termination or “in-service”
distributions, if the redemption proceeds are rolled over directly to an
OppenheimerFunds-sponsored IRA.

="Times New Roman, Times, Serif" SIZE=2>(12)
=3>
For distributions from a participant’s account under an Automatic
Withdrawal Plan after the participant reaches age 59½, as long as the aggregate value of the distributions does not exceed 10% of the account’s value, adjusted annually.

 
="Times New Roman, Times, Serif" SIZE=2>
(13)
Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account’s value, adjusted annually.

 
="Times New Roman, Times, Serif" SIZE=2>
(14)
For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

="Times New Roman, Times, Serif" SIZE=2>        -
Redemptions of Class B shares or Class C shares under an Automatic Withdrawal
Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

="Times New Roman, Times, Serif" SIZE=2>The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases: - Shares sold to the Manager or its affiliates.

="Times New Roman, Times, Serif" SIZE=2>-
=3>
Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

-     Shares issued in plans of reorganization to which the Fund is a party.
-     Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section
        I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.         Special Sales Charge Arrangements for Shareholders of Certain
       Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

="Times New Roman, Times, Serif" SIZE=2>The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the
Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc.
became the investment advisor to those former Quest for Value Funds. Those funds include:

   Oppenheimer Quest Value Fund, Inc.                           Oppenheimer
   Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund                        Oppenheimer
   Quest Global Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

 Quest for Value U.S. Government Income Fund                         Quest for
 Value New York Tax-Exempt Fund
 Quest for Value Investment Quality Income Fund                      Quest for
 Value National Tax-Exempt Fund
 Quest for Value Global Income FundQuest for Value California Tax-Exempt Fund

="Times New Roman, Times, Serif" SIZE=2>        All of the funds listed above are referred to in this Appendix as the “Former
Quest for Value Funds.” The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:

    -      acquired  by such  shareholder  pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or

="Times New Roman, Times, Serif" SIZE=2>        -
purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value
Funds into that other Oppenheimer fund on November 24, 1995.

A.  Reductions or Waivers of Class A Sales Charges.

="Times New Roman, Times, Serif" SIZE=2>- - Reduced
Class A Initial Sales Charge Rates for Certain FormerQuest
for Value Funds
Shareholders.

="Times New Roman, Times, Serif" SIZE=2>Purchases by Groups and
Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of “Associations” formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to
November 24, 1995.

---------------------------------------------------------------------
Number of         Initial Sales    Initial Sales
Eligible          Charge as a %    Charge as a %    Concession as %
Employees or      of Offering      of Net Amount    of Offering
Members           Price            Invested         Price
---------------------------------------------------------------------
---------------------------------------------------------------------
9 or Fewer             2.50%            2.56%            2.00%
---------------------------------------------------------------------
---------------------------------------------------------------------
At  least  10 but      2.00%            2.04%            1.60%
not more than 49
---------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>        For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund’s Prospectus.

="Times New Roman, Times, Serif" SIZE=2>        Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund’s Prospectus and Statement of Additional Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

="Times New Roman, Times, Serif" SIZE=2>        -
- Waiver of Class A Sales Charges for Certain Shareholders. Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

 
="Times New Roman, Times, Serif" SIZE=2>
-
Shareholders who were shareholders of the AMA Family of Funds on February 28,
1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

 
="Times New Roman, Times, Serif" SIZE=2>
-
Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

="Times New Roman, Times, Serif" SIZE=2>        -
- Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

="Times New Roman, Times, Serif" SIZE=2>        Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income
Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

="Times New Roman, Times, Serif" SIZE=2>        -
- Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.
In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

 
="Times New Roman, Times, Serif" SIZE=2>
-
withdrawals under an automatic withdrawal plan holding only either Class B or
Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and - liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

="Times New Roman, Times, Serif" SIZE=2>        -
- Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: - redemptions following the death or disability of the shareholder(s) (as

        evidenced by a  determination  of total  disability by the U.S.  Social
        Security Administration);

="Times New Roman, Times, Serif" SIZE=2>-
=3>
withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

 
="Times New Roman, Times, Serif" SIZE=2>
-
liquidation of a shareholder’s account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

="Times New Roman, Times, Serif" SIZE=2>        A shareholder’s account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

 V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
  Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

="Times New Roman, Times, Serif" SIZE=2>The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a “Fund” in this section):

   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund

="Times New Roman, Times, Serif" SIZE=2>are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the “Former Connecticut Mutual Funds”) on March 1,
1996, when OppenheimerFunds, Inc. became the investment adviser to the Former
Connecticut Mutual Funds:

="Times New Roman, Times, Serif" SIZE=2>Connecticut Mutual Liquid
Account Connecticut Mutual Total Return Account Connecticut Mutual Government
Securities Account CMIA LifeSpan Capital Appreciation Account Connecticut Mutual
Income Account CMIA LifeSpan Balanced Account Connecticut Mutual Growth Account
CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

="Times New Roman, Times, Serif" SIZE=2>        -
Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the “prior Class A
CDSC”). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

="Times New Roman, Times, Serif" SIZE=2>        Those shareholders who are eligible for the prior Class A CDSC are: (1) persons whose purchases of Class A shares of a Fund and other Former

 
="Times New Roman, Times, Serif" SIZE=2>
Connecticut
Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund’s policies on Combined
Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

="Times New Roman, Times, Serif" SIZE=2>(2)
=3>
persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former
Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a
13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge.

="Times New Roman, Times, Serif" SIZE=2>        Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

="Times New Roman, Times, Serif" SIZE=2>        -
Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

="Times New Roman, Times, Serif" SIZE=2>(1)
=3>
any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of
Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
Connecticut Mutual Funds or a Fund into which such Fund merged;

="Times New Roman, Times, Serif" SIZE=2>(2)
=3>
any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut
Mutual Funds totaled $500,000 or more;

(3)   Directors of the Fund or any one or more of the Former Connecticut
         Mutual Funds and members of their immediate families;
(4)   employee benefit plans sponsored by Connecticut Mutual Financial
         Services, L.L.C. ("CMFS"), the prior distributor of the Former
         Connecticut Mutual Funds, and its affiliated companies;
(5)

 
="Times New Roman, Times, Serif" SIZE=2>
one
or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and

="Times New Roman, Times, Serif" SIZE=2>(6)
=3>
an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the
Former Connecticut Mutual Funds, provided the institution had an agreement with
CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

="Times New Roman, Times, Serif" SIZE=2>        Additionally,
Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual
Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

="Times New Roman, Times, Serif" SIZE=2>In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a
Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class
B shares of a Former Connecticut Mutual Fund provided that the Class A or Class
B shares of the Fund to be redeemed or exchanged were (i) acquired prior to
March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former
Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

(1)   by the estate of a deceased shareholder;
(2)   upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;

="Times New Roman, Times, Serif" SIZE=2>(3)
=3>
for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

(4)   as tax-free returns of excess contributions to such retirement or employee benefit plans;

="Times New Roman, Times, Serif" SIZE=2>(5)
=3>
in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

="Times New Roman, Times, Serif" SIZE=2>(6)
=3>
in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;

(7)   in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

="Times New Roman, Times, Serif" SIZE=2>(8)
=3>
in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or

="Times New Roman, Times, Serif" SIZE=2>(9)
=3>
as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund’s Articles of Incorporation, or as adopted by the
Board of Directors of the Fund.

VI.    Special Reduced Sales Charge for Former Shareholders of Advance America
                                     Funds, Inc.

="Times New Roman, Times, Serif" SIZE=2>Shareholders of Oppenheimer
Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic
Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold)
shares of those funds as a result of the reorganization of series of Advance
America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class
A shares of those four Oppenheimer funds at a maximum sales charge rate of
4.50%.

          VII. Sales Charge Waivers on Purchases of Class M Shares of
                    Oppenheimer Convertible Securities Fund

="Times New Roman, Times, Serif" SIZE=2>Oppenheimer Convertible
Securities Fund (referred to as the “Fund” in this section) may sell
Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund’s then-existing Class A and were permitted to purchase those shares at net asset value without sales charge: - the Manager and its affiliates, - present or former officers, directors, trustees and employees (and their

 
="Times New Roman, Times, Serif" SIZE=2>
“immediate
families” as defined in the Fund’s Statement of Additional
Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,

="Times New Roman, Times, Serif" SIZE=2>-
=3>
registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund’s prior investment advisor or distributor for that purpose,

="Times New Roman, Times, Serif" SIZE=2>-
=3>
dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,

="Times New Roman, Times, Serif" SIZE=2>-
=3>
employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

="Times New Roman, Times, Serif" SIZE=2>-
=3>
dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and

 
="Times New Roman, Times, Serif" SIZE=2>
dealers,
brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund’s shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

__________

-------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Oppenheimer
Global Growth & Income Fund

-------------------------------------------------------------------------------

="Times New Roman, Times, Serif" SIZE=2>Internet Web
Site:

      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

="Times New Roman, Times, Serif" SIZE=2>Distributor

      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

="Times New Roman, Times, Serif" SIZE=2>Transfer Agent

      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.525.7048

="Times New Roman, Times, Serif" SIZE=2>Custodian Bank

      The Bank of New York
      One Wall Street
      New York, New York 10015

="Times New Roman, Times, Serif" SIZE=2>Independent
Auditors

      KPMG LLP
      707 Seventeenth Street
      Denver, Colorado 80202

="Times New Roman, Times, Serif" SIZE=2>Legal Counsel

      Mayer, Brown & Platt
      1675 Broadway
      New York, NY 10019-5820

1234
PX215.0301

__________

1. Ms. Macaskill and Mr. Griffiths are not Directors of Oppenheimer Money
Market Fund, Inc.
2.  In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.

="Times New Roman, Times, Serif" SIZE=2>3 An
“employee benefit plan” means any plan or arrangement, whether or not it is “qualified” under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan. 4 The term
“Group Retirement Plan” means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term “Group Retirement Plan”
also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor. 5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more
(including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more
Oppenheimer funds held by the Plan for more than one year.

6 This provision does not apply to IRAs.

="Times New Roman, Times, Serif" SIZE=2>7 This provision
does not apply to 403(b)(7) custodial plans if the participant is less than age
55, nor to IRAs. 8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan. 9 This provision does not apply to IRAs.

="Times New Roman, Times, Serif" SIZE=2>10 This
provision does not apply to loans from 403(b)(7) custodial plans. 11
This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.